UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017

(Address of principal executive offices) (Zip code)

Lisa Snow, Esq.
c/o TIAA-CREF
730 Third Avenue,
New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

Item 1. Schedule of Investments.

TIAA-CREF Life Funds — Growth Equity Fund

TIAA-CREF LIFE FUNDS
Growth Equity Fund
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2004

PRINCIPAL/SHARES			VALUE

COMMON STOCKS - 99.74%

APPAREL AND ACCESSORY STORES - 0.58%
8,101		Gap, Inc	$151,489

		TOTAL APPAREL AND ACCESSORY STORES	151,489

APPAREL AND OTHER TEXTILE PRODUCTS - 0.63%
4,545		Polo Ralph Lauren Corp	165,302

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	165,302

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.68%
3,300		Lowe’s Cos	179,355

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	179,355

BUSINESS SERVICES - 10.75%
5,196		Adobe Systems, Inc	257,046
4,975		Automatic Data Processing, Inc	205,567
3,322	*	DST Systems, Inc	147,729
1,190		Equifax, Inc	31,368
1,009	*	Google, Inc (Class A)	130,766
4,316		Manpower, Inc	192,019
2,410	*	Mercury Interactive Corp	84,061
26,424		Microsoft Corp	730,624
8,332	*	Oracle Corp	93,985
7,120		SAP AG. (Spon ADR)	277,324
44	*	SoftBrands, Inc	51
6,225	*	Symantec Corp	341,628
1,561	*	Westwood One, Inc	30,861
8,663	*	Yahoo!, Inc	293,762

		TOTAL BUSINESS SERVICES	2,816,791

CHEMICALS AND ALLIED PRODUCTS - 18.41%
330		Abbott Laboratories	13,979
2,628	*	Amgen, Inc	148,955
4,228	*	Amylin Pharmaceuticals, Inc	86,759
3,644		Avon Products, Inc	159,170
3,791	*	Biogen Idec, Inc	231,895
792		Colgate-Palmolive Co	35,783
5,937	*	Forest Laboratories, Inc	267,046
3,547	*	Genentech, Inc	185,934
10,106	*	Gilead Sciences, Inc	377,762
9,107		Gillette Co	380,126
10,005	*	IVAX Corp	191,596
6,985		Lilly (Eli) & Co	419,449
10,043		Mylan Laboratories, Inc	180,774
28,286		Pfizer, Inc	865,552
17,623		Procter & Gamble Co	953,757
17,153		Schering-Plough Corp	326,936

		TOTAL CHEMICALS AND ALLIED PRODUCTS	4,825,473

TIAA-CREF Life Funds — Growth Equity Fund

PRINCIPAL/SHARES			VALUE

COMMUNICATIONS - 0.95%
1,059	*	Entercom Communications Corp	34,587
1,009	*	IAC/InterActiveCorp	22,218
260	*	Level 3 Communications, Inc	673
1,920	*	Nextel Communications, Inc (Class A)	45,773
7,277		Sprint Corp	146,486
2	*	Vast Solutions, Inc (Class B1)	(0)
2	*	Vast Solutions, Inc (Class B2)	(0)
2	*	Vast Solutions, Inc (Class B3)	(0)

		TOTAL COMMUNICATIONS	249,737

DEPOSITORY INSTITUTIONS - 0.66%
481		Fifth Third Bancorp	23,675
5,395		Mellon Financial Corp	149,388

		TOTAL DEPOSITORY INSTITUTIONS	173,063

EATING AND DRINKING PLACES - 0.38%
3,171	*	Brinker International, Inc	98,777

		TOTAL EATING AND DRINKING PLACES	98,777

EDUCATIONAL SERVICES - 1.01%
1,637	*	Apollo Group, Inc (Class A)	120,107
5,047	*	Career Education Corp	143,486

		TOTAL EDUCATIONAL SERVICES	263,593

ELECTRIC, GAS, AND SANITARY SERVICES - 0.18%
1,765		Waste Management, Inc	48,255

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	48,255

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 10.38%
9,813	*	Altera Corp	192,040
480		General Electric Co	16,118
13,930		Intel Corp	279,436
9,034	*	Marvell Technology Group Ltd	236,058
5,544		Maxim Integrated Products, Inc	234,456
1,759		Maytag Corp	32,313
25,900		Motorola, Inc	467,236
6,569	*	Novellus Systems, Inc	174,670
2,374	*	QLogic Corp	70,294
17,081		Qualcomm, Inc	666,842
49,145		Taiwan Semiconductor Manufacturing Co Ltd (Spon ADR)	350,895

		TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	2,720,358

ENGINEERING AND MANAGEMENT SERVICES - 2.52%
12,021	*	Accenture Ltd (Class A)	325,168
2,287	*	BearingPoint, Inc	20,446
8,660		Monsanto Co	315,397

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	661,011

FABRICATED METAL PRODUCTS - 0.13%
354		Illinois Tool Works, Inc	32,982

		TOTAL FABRICATED METAL PRODUCTS	32,982

FOOD AND KINDRED PRODUCTS - 3.77%
2,107		Anheuser-Busch Cos, Inc	105,245
1,867		Campbell Soup Co	49,083
3,624		Coca-Cola Co	145,141
3,821	*	Constellation Brands, Inc (Class A)	145,427
11,168		PepsiCo, Inc	543,323

		TOTAL FOOD AND KINDRED PRODUCTS	988,219

TIAA-CREF Life Funds — Growth Equity Fund

PRINCIPAL/SHARES			VALUE

FURNITURE AND FIXTURES - 0.07%
344		Hillenbrand Industries, Inc	17,382

		TOTAL FURNITURE AND FIXTURES	17,382

FURNITURE AND HOMEFURNISHINGS STORES - 1.27%
9,012	*	Bed Bath & Beyond, Inc	334,435

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	334,435

GENERAL MERCHANDISE STORES - 4.79%
6,284	*	Kohl’s Corp	302,826
8,502		Target Corp	384,716
10,649		Wal-Mart Stores, Inc	566,527

		TOTAL GENERAL MERCHANDISE STORES	1,254,069

HEALTH SERVICES - 1.76%
4,123	*	Express Scripts, Inc	269,397
9,516		Health Management Associates, Inc (Class A)	194,412

		TOTAL HEALTH SERVICES	463,809

HOTELS AND OTHER LODGING PLACES - 1.30%
7,318		Starwood Hotels & Resorts Worldwide, Inc	339,702

		TOTAL HOTELS AND OTHER LODGING PLACES	339,702

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.32%
5,565		3M Co	445,033
4,865		Baker Hughes, Inc	212,698
218		Caterpillar, Inc	17,538
31,732	*	Cisco Systems, Inc	574,349
376	*	Cooper Cameron Corp	20,620
19,553	*	Dell, Inc	696,087
9,300	*	Network Appliance, Inc	213,900

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,180,225

INSTRUMENTS AND RELATED PRODUCTS - 7.42%
4,505		Biomet, Inc	211,194
4,914		Guidant Corp	324,521
12,049		Medtronic, Inc	625,343
6,533	*	St. Jude Medical, Inc	491,739
3,680	*	Zimmer Holdings, Inc	290,867

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,943,664

INSURANCE AGENTS, BROKERS AND SERVICE - 0.63%
3,622		Marsh & McLennan Cos, Inc	165,743

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	165,743

INSURANCE CARRIERS - 3.48%
1,576		Aetna, Inc	157,490
11,105		American International Group, Inc	755,029

		TOTAL INSURANCE CARRIERS	912,519

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.21%
3,069		Mattel, Inc	55,641

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	55,641

MISCELLANEOUS RETAIL - 2.54%
7,584		Staples, Inc	226,155
4,778	*	eBay, Inc	439,289

		TOTAL MISCELLANEOUS RETAIL	665,444

TIAA-CREF Life Funds — Growth Equity Fund

PRINCIPAL/SHARES			VALUE

MOTION PICTURES - 1.18%
19,113	*	Time Warner, Inc	308,484

		TOTAL MOTION PICTURES	308,484

NONDEPOSITORY INSTITUTIONS - 4.35%
13,113		American Express Co	674,795
1,720		Fannie Mae	109,048
863		Freddie Mac	56,302
11,882		MBNA Corp	299,426

		TOTAL NONDEPOSITORY INSTITUTIONS	1,139,571

HOLDING AND OTHER INVESTMENT OFFICES - 1.36%
7,929		iShares Russell 1000 Growth Index Fund	358,391

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	358,391

OIL AND GAS EXTRACTION - 0.39%
20	*	Magnum Hunter Resources, Inc Wts 03/21/05	8
779		Pogo Producing Co	36,964
1,968		Tidewater, Inc	64,058

		TOTAL OIL AND GAS EXTRACTION	101,030

PERSONAL SERVICES - 0.24%
1,589	*	Weight Watchers International, Inc	61,685

		TOTAL PERSONAL SERVICES	61,685

PRINTING AND PUBLISHING - 0.94%
7,822		News Corp Ltd (Spon ADR)	245,063

		TOTAL PRINTING AND PUBLISHING	245,063

SECURITY AND COMMODITY BROKERS - 1.39%
3,897		Goldman Sachs Group, Inc	363,356

		TOTAL SECURITY AND COMMODITY BROKERS	363,356

TRANSPORTATION BY AIR - 0.18%
3,434		Southwest Airlines Co	46,771

		TOTAL TRANSPORTATION BY AIR	46,771

TRANSPORTATION EQUIPMENT - 2.61%
961		General Dynamics Corp	98,118
2,486		Northrop Grumman Corp	132,578
4,854		United Technologies Corp	453,267

		TOTAL TRANSPORTATION EQUIPMENT	683,963

TRUCKING AND WAREHOUSING - 0.81%
2,785		United Parcel Service, Inc (Class B)	211,437

		TOTAL TRUCKING AND WAREHOUSING	211,437

WATER TRANSPORTATION - 0.96%
1,278		Carnival Corp	60,437
4,403		Royal Caribbean Cruises Ltd	191,970

		TOTAL WATER TRANSPORTATION	252,407

WHOLESALE TRADE-DURABLE GOODS - 2.40%
11,181		Johnson & Johnson	629,826

		TOTAL WHOLESALE TRADE-DURABLE GOODS	629,826

WHOLESALE TRADE-NONDURABLE GOODS - 0.11%
966		Sysco Corp	28,903

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	28,903

TIAA-CREF Life Funds — Growth Equity Fund

VALUE
TOTAL COMMON STOCKS	26,137,925

(Cost $28,547,616)
TOTAL PORTFOLIO - 99.74%	26,137,925
(Cost $28,547,616)
OTHER ASSETS & LIABILITIES, NET - 0.26%	69,016

NET ASSETS - 100.00%	$26,206,941

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Life Funds — Growth and Income Fund

TIAA-CREF LIFE FUNDS
Growth & Income Fund
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2004

PRINCIPAL/SHARES			VALUE

PREFERRED STOCKS - 0.00%

ELECTRIC, GAS, AND SANITARY SERVICES - 0.00%
108	*	NiSource, Inc (Sails)	$275

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	275

		TOTAL PREFERRED STOCKS	275

		(Cost $217)

COMMON STOCKS - 99.53%

APPAREL AND ACCESSORY STORES - 0.36%
8,400		Gap, Inc	157,080

		TOTAL APPAREL AND ACCESSORY STORES	157,080

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.75%
6,596		Home Depot, Inc	258,563
9,427		Lowe’s Cos	512,357

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	770,920

BUSINESS SERVICES - 5.86%
5,200		Automatic Data Processing, Inc	214,864
10,800	*	BEA Systems, Inc	74,628
1,400		Computer Associates International, Inc	36,820
2,000	*	Computer Sciences Corp	94,200
2,000		IMS Health, Inc	47,840
3,100		Manpower, Inc	137,919
43,791		Microsoft Corp	1,210,821
1,000		Omnicom Group, Inc	73,060
21,808	*	Oracle Corp	245,994
7,700	*	Siebel Systems, Inc	58,058
2,000	*	SunGard Data Systems, Inc	47,540
800	*	Symantec Corp	43,904
5,189	*	Veritas Software Corp	92,364
6,000	*	Yahoo!, Inc	203,460

		TOTAL BUSINESS SERVICES	2,581,472

CHEMICALS AND ALLIED PRODUCTS - 10.50%
4,000		Abbott Laboratories	169,440
3,906		Air Products & Chemicals, Inc	212,408
1,000		Allergan, Inc	72,550
5,172	*	Amgen, Inc	293,149
4,491	*	Amylin Pharmaceuticals, Inc	92,155
9,000		Bristol-Myers Squibb Co	213,030
3,000		Colgate-Palmolive Co	135,540
4,100		Dow Chemical Co	185,238
382		Eastman Chemical Co	18,164
255	*	Eyetech Pharmaceuticals, Inc	8,667
1,700	*	Forest Laboratories, Inc	76,466
846	*	Gilead Sciences, Inc	31,623

TIAA-CREF Life Funds — Growth and Income Fund

PRINCIPAL/SHARES			VALUE
4,333	*	IVAX Corp	82,977
4,000	*	King Pharmaceuticals, Inc	47,760
6,261		Lilly (Eli) & Co	375,973
8,912		Merck & Co, Inc	294,096
31,275	d	Pfizer, Inc	957,015
19,518		Procter & Gamble Co	1,056,314
4,000		Schering-Plough Corp	76,240
6,000		Wyeth	224,400

		TOTAL CHEMICALS AND ALLIED PRODUCTS	4,623,205

COMMUNICATIONS - 5.48%
9,800	*	AT&T Wireless Services, Inc	144,844
3,533		AT&T Corp	50,593
2,000		Alltel Corp	109,820
6,319		BellSouth Corp	171,371
8,000	*	Citadel Broadcasting Corp	102,560
2,129		Clear Channel Communications, Inc	66,361
9,679	*	Comcast Corp (Class A)	273,335
1,200	*	EchoStar Communications Corp (Class A)	37,344
18,005	*	Lucent Technologies, Inc	57,076
3,000	*	Nextel Communications, Inc (Class A)	71,520
25,600	*	Qwest Communications International, Inc	85,248
13,023		SBC Communications, Inc	337,947
9,050		Sprint Corp	182,177
12,152		Verizon Communications, Inc	478,546
1,614		Viacom, Inc (Class A)	54,876
5,601		Viacom, Inc (Class B)	187,970

		TOTAL COMMUNICATIONS	2,411,588

DEPOSITORY INSTITUTIONS - 9.66%
1,093		AmSouth Bancorp	26,669
600		BB&T Corp	23,814
18,012		Bank of America Corp	780,460
21,078		Citigroup, Inc	929,961
3,200		Comerica, Inc	189,920
4,500		Greenpoint Financial Corp	208,170
15,811		JPMorgan Chase & Co	628,171
138		KeyCorp	4,361
7,500		Mellon Financial Corp	207,675
1,198		PNC Financial Services Group, Inc	64,812
2,972		Regions Financial Corp	98,254
900		Sovereign Bancorp, Inc	19,638
20,402		U.S. Bancorp	589,618
2,282		Wachovia Corp	107,140
6,340		Wells Fargo & Co	378,054

		TOTAL DEPOSITORY INSTITUTIONS	4,256,717

EATING AND DRINKING PLACES - 0.99%
2,600	*	Brinker International, Inc	80,990
5,800		McDonald’s Corp	162,574
4,465	*	The Cheesecake Factory, Inc	193,781

		TOTAL EATING AND DRINKING PLACES	437,345

ELECTRIC, GAS, AND SANITARY SERVICES - 2.57%
1,000	*	AES Corp	9,990
539		Ameren Corp	24,875
2,000		American Electric Power Co, Inc	63,920
2,000		Consolidated Edison, Inc	84,080
2,000		DTE Energy Co	84,380
1,000		Dominion Resources, Inc	65,250
2,000		Edison International	53,020

TIAA-CREF Life Funds — Growth and Income Fund

PRINCIPAL/SHARES			VALUE
500		Entergy Corp	30,305
3,000		Exelon Corp	110,070
1,000		FPL Group, Inc	68,320
2,000		FirstEnergy Corp	82,160
1,961	b*	Mirant Corp	804
2,000	*	PG&E Corp	60,800
2,000		Pinnacle West Capital Corp	83,000
224	*	Progress Energy, Inc (Cvo)	2
2,000		Public Service Enterprise Group, Inc	85,200
2,000		Southern Co	59,960
2,000		Texas Genco Holdings, Inc	93,300
2,693		Waste Management, Inc	73,627

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,133,063

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 8.55%
3,000	*	Altera Corp	58,710
4,232		American Power Conversion Corp	73,594
2,340	*	Atheros Communications, Inc	23,868
1,200	*	Broadcom Corp (Class A)	32,748
44,556	d	General Electric Co	1,496,190
23,355		Intel Corp	468,501
500	*	JDS Uniphase Corp	1,685
2,000		Linear Technology Corp	72,480
3,500	*	Marvell Technology Group Ltd	91,455
3,815		Maxim Integrated Products, Inc	161,336
189		Maytag Corp	3,472
14,200		Motorola, Inc	256,168
4,000	*	Novellus Systems, Inc	106,360
2,000	*	Nvidia Corp	29,040
1,940	*	QLogic Corp	57,443
9,700		Qualcomm, Inc	378,688
2,000		Rockwell Collins, Inc	74,280
27,435		Taiwan Semiconductor Manufacturing Co Ltd (Spon ADR)	195,890
6,000	*	Tellabs, Inc	55,140
5,960		Texas Instruments, Inc	126,829

		TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	3,763,877

ENGINEERING AND MANAGEMENT SERVICES - 1.35%
9,335	*	Accenture Ltd (Class A)	252,512
9,365		Monsanto Co	341,073

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	593,585

FABRICATED METAL PRODUCTS - 1.43%
2,000		Danaher Corp	102,560
3,900		Illinois Tool Works, Inc	363,363
4,600		Masco Corp	158,838
200		Snap-On, Inc	5,512

		TOTAL FABRICATED METAL PRODUCTS	630,273

FOOD AND KINDRED PRODUCTS - 3.40%
1,000		Anheuser-Busch Cos, Inc	49,950
10,277		Coca-Cola Co	411,594
948		Conagra Foods, Inc	24,373
8,475	*	Dean Foods Co	254,420
1,541		General Mills, Inc	69,191
2,256		Kellogg Co	96,241
12,122		PepsiCo, Inc	589,735

		TOTAL FOOD AND KINDRED PRODUCTS	1,495,504

FOOD STORES - 0.22%
1,600		Albertson’s, Inc	38,288

TIAA-CREF Life Funds — Growth and Income Fund

PRINCIPAL/SHARES			VALUE
3,000	*	Kroger Co	46,560
629	*	Safeway, Inc	12,146
300	*	Winn-Dixie Stores, Inc	927

		TOTAL FOOD STORES	97,921

FORESTRY - 0.17%
1,100		Weyerhaeuser Co	73,128

		TOTAL FORESTRY	73,128

FURNITURE AND FIXTURES - 0.09%
2,000	f	Newell Rubbermaid, Inc	40,080

		TOTAL FURNITURE AND FIXTURES	40,080

FURNITURE AND HOMEFURNISHINGS STORES - 0.70%
6,800	*	Bed Bath & Beyond, Inc	252,348
992		Best Buy Co, Inc	53,806

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	306,154

GENERAL BUILDING CONTRACTORS - 0.25%
1	*	Cavco Industries, Inc	38
1,000		Centex Corp	50,460
1,000		Pulte Homes, Inc	61,370

		TOTAL GENERAL BUILDING CONTRACTORS	111,868

GENERAL MERCHANDISE STORES - 4.06%
1,780		Costco Wholesale Corp	73,977
800		Federated Department Stores, Inc	36,344
4,700	*	Kohl’s Corp	226,493
2,276		May Department Stores Co	58,334
9,500		Target Corp	429,875
18,120		Wal-Mart Stores, Inc	963,984

		TOTAL GENERAL MERCHANDISE STORES	1,789,007

HEALTH SERVICES - 0.84%
2,706	*	Express Scripts, Inc	176,810
2,000		HCA, Inc	76,300
3,000		Health Management Associates, Inc (Class A)	61,290
5,000	*	Tenet Healthcare Corp	53,950

		TOTAL HEALTH SERVICES	368,350

HOLDING AND OTHER INVESTMENT OFFICES - 1.41%
2,000		Apartment Investment & Management Co (Class A)	69,560
200		Equity Residential	6,200
3,551		SPDR Trust Series 1	396,860
3,772		Washington Mutual, Inc	147,410

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	620,030

HOTELS AND OTHER LODGING PLACES - 0.25%
3,000		Hilton Hotels Corp	56,520
1,000		Marriott International, Inc (Class A)	51,960

		TOTAL HOTELS AND OTHER LODGING PLACES	108,480

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.79%
4,072		3M Co	325,638
2,000	*	Applied Materials, Inc	32,980
3,460		Baker Hughes, Inc	151,271
1,100		Caterpillar, Inc	88,495
31,165	*	Cisco Systems, Inc	564,087
1,040		Deere & Co	67,132
19,354	*	Dell, Inc	689,002
8,469	*	Emulex Corp	97,563

TIAA-CREF Life Funds — Growth and Income Fund

PRINCIPAL/SHARES			VALUE
11,365		Hewlett-Packard Co	213,094
4,903		International Business Machines Corp	420,383
621	*	Lexmark International, Inc	52,170
4,018	*	Network Appliance, Inc	92,414
9,000	*	Solectron Corp	44,550
5,000		Tyco International Ltd	153,300

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,992,079

INSTRUMENTS AND RELATED PRODUCTS - 3.28%
2,000	*	Agilent Technologies, Inc	43,140
1,000		Biomet, Inc	46,880
2,728	*	Boston Scientific Corp	108,383
2,000		Eastman Kodak Co	64,440
3,704		Guidant Corp	244,612
1,000	*	KLA-Tencor Corp	41,480
5,600		Medtronic, Inc	290,640
2,000		Raytheon Co	75,960
4,746	*	St. Jude Medical, Inc	357,231
2,200	*	Zimmer Holdings, Inc	173,888

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,446,654

INSURANCE CARRIERS - 5.07%
2,251		Aetna, Inc	224,942
2,000		Aflac, Inc	78,420
1,000		Allstate Corp	47,990
1,000		Ambac Financial Group, Inc	79,950
11,526		American International Group, Inc	783,653
1,402	*	Anthem, Inc	122,325
1,000		Cigna Corp	69,630
2,000		MetLife, Inc	77,300
3,000		Prudential Financial, Inc	141,120
7,376		Safeco Corp	336,714
2,939		St. Paul Travelers Cos, Inc	97,163
1,000		Torchmark Corp	53,180
3,000		UnumProvident Corp	47,070
1,000		XL Capital Ltd (Class A)	73,990

		TOTAL INSURANCE CARRIERS	2,233,447

LEATHER AND LEATHER PRODUCTS - 0.08%
866	*	Coach, Inc	36,736

		TOTAL LEATHER AND LEATHER PRODUCTS	36,736

METAL MINING - 0.53%
3,682	*	Inco Ltd	143,782
2,000		Newmont Mining Corp	91,060

		TOTAL METAL MINING	234,842

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.12%
3,000		Mattel, Inc	54,390

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	54,390

MISCELLANEOUS RETAIL - 0.62%
2,961	*	eBay, Inc	272,234

		TOTAL MISCELLANEOUS RETAIL	272,234

MOTION PICTURES - 1.34%
24,887	*	Time Warner, Inc	401,676
8,302		Walt Disney Co	187,210

		TOTAL MOTION PICTURES	588,886

TIAA-CREF Life Funds — Growth and Income Fund

PRINCIPAL/SHARES			VALUE

NONDEPOSITORY INSTITUTIONS - 3.33%
9,938		American Express Co	511,409
7,951		Fannie Mae	504,093
1,000		Freddie Mac	65,240
15,324		MBNA Corp	386,165

		TOTAL NONDEPOSITORY INSTITUTIONS	1,466,907

OIL AND GAS EXTRACTION - 0.87%
2,116		Apache Corp	106,033
2,664		Burlington Resources, Inc	108,691
1,000		Devon Energy Corp	71,010
183		Kerr-McGee Corp	10,477
2,011		Unocal Corp	86,473

		TOTAL OIL AND GAS EXTRACTION	382,684

PAPER AND ALLIED PRODUCTS - 0.56%
263		Boise Cascade Corp	8,753
2,200		International Paper Co	88,902
2,000		Kimberly-Clark Corp	129,180
600		MeadWestvaco Corp	19,140

		TOTAL PAPER AND ALLIED PRODUCTS	245,975

PETROLEUM AND COAL PRODUCTS - 5.41%
3,504		ChevronTexaco Corp	187,955
4,200		ConocoPhillips	347,970
34,645		ExxonMobil Corp	1,674,393
7,600		Lyondell Chemical Co	170,696

		TOTAL PETROLEUM AND COAL PRODUCTS	2,381,014

PRIMARY METAL INDUSTRIES - 0.08%
3,000	*	Andrew Corp	36,720

		TOTAL PRIMARY METAL INDUSTRIES	36,720

PRINTING AND PUBLISHING - 0.34%
1,000		Gannett Co, Inc	83,760
1,000		Knight Ridder, Inc	65,450

		TOTAL PRINTING AND PUBLISHING	149,210

RAILROAD TRANSPORTATION - 0.32%
2,000		Burlington Northern Santa Fe Corp	76,620
2,000		CSX Corp	66,400

		TOTAL RAILROAD TRANSPORTATION	143,020

SECURITY AND COMMODITY BROKERS - 2.37%
1,000		Bear Stearns Cos, Inc	96,170
6,000		Charles Schwab Corp	55,140
1,000		Franklin Resources, Inc	55,760
3,951		Goldman Sachs Group, Inc	368,391
1,700		Lehman Brothers Holdings, Inc	135,524
2,000		Merrill Lynch & Co, Inc	99,440
4,551		Morgan Stanley	224,364
231	*	Piper Jaffray Cos	9,145

		TOTAL SECURITY AND COMMODITY BROKERS	1,043,934

TOBACCO PRODUCTS - 1.38%
9,734		Altria Group, Inc	457,887
200		Reynolds American, Inc	13,608
3,400		UST, Inc	136,884

		TOTAL TOBACCO PRODUCTS	608,379

TIAA-CREF Life Funds — Growth and Income Fund

PRINCIPAL/SHARES			VALUE

TRANSPORTATION BY AIR - 0.17%
3,300	*	AMR Corp	24,189
2,600	*	Continental Airlines, Inc (Class B)	22,152
3,400	*	Northwest Airlines Corp	27,914

		TOTAL TRANSPORTATION BY AIR	74,255

TRANSPORTATION EQUIPMENT - 3.66%
5,207		Autoliv, Inc	210,363
4,000		Boeing Co	206,480
7,000		Ford Motor Co	98,350
1,000		General Dynamics Corp	102,100
4,000		General Motors Corp	169,920
2,000		Lockheed Martin Corp	111,560
2,000		Northrop Grumman Corp	106,660
6,500		United Technologies Corp	606,970

		TOTAL TRANSPORTATION EQUIPMENT	1,612,403

TRUCKING AND WAREHOUSING - 1.13%
6,563		United Parcel Service, Inc (Class B)	498,263

		TOTAL TRUCKING AND WAREHOUSING	498,263

WATER TRANSPORTATION - 0.34%
3,448		Royal Caribbean Cruises Ltd	150,333

		TOTAL WATER TRANSPORTATION	150,333

WHOLESALE TRADE-DURABLE GOODS - 1.61%
12,465		Johnson & Johnson	702,153
111		W.W. Grainger, Inc	6,399

		TOTAL WHOLESALE TRADE-DURABLE GOODS	708,552

WHOLESALE TRADE-NONDURABLE GOODS - 0.24%
1,000		AmerisourceBergen Corp	53,714
2,000		McKesson Corp	51,300

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	105,014

		TOTAL COMMON STOCKS	43,835,578

		(Cost $43,844,068)

SHORT TERM INVESTMENTS - 0.27%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.27%
$120,000		Federal Farm Credit Bank (FFCB) 1.23%, 10/01/04	119,995

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	119,995

		TOTAL SHORT TERM INVESTMENTS	119,995

		(Cost $119,995)

TIAA-CREF Life Funds — Growth and Income Fund

VALUE
TOTAL PORTFOLIO - 99.80%	43,955,848
(Cost $43,964,280)
OTHER ASSETS & LIABILITIES, NET - 0.20%	87,220

NET ASSETS - 100.00%	$44,043,068

*	Non-income producing

b	In bankruptcy

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

f
Restricted securities — Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At September 30, 2004, the value of these securities amounted to $40,080 or 0.09% of net assets.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

OPEN FUTURES CONTRACTS:

	Number of	Market	Expiration	Unrealized
Futures Contracts	Contracts	Value	Date	Loss

E-mini S&P 500 Index	2	$111,490	December 2004	$(1,341)

TIAA-CREF LIFE FUNDS
INTERNATIONAL EQUITY FUND
SUMMARY BY COUNTRY
September 30, 2004

	VALUE	%
United States	$197,960	0.44%

TOTAL DOMESTIC	197,960	0.44%

Australia	$2,395,508	5.29%
China	97,529	0.22%
Finland	582,462	1.29%
France	4,196,890	9.26%
Germany	3,690,381	8.14%
Greece	341,611	0.75%
Hong Kong	645,680	1.42%
Ireland	1,048,516	2.31%
Italy	2,007,338	4.43%
Japan	10,138,731	22.37%
Netherlands	1,065,160	2.35%
New Zealand	95,208	0.21%
Singapore	299,100	0.66%
Spain	616,333	1.36%
Sweden	956,370	2.11%
Switzerland	5,938,556	13.10%
Taiwan	73,716	0.16%
United Kingdom	10,932,881	24.13%

TOTAL FOREIGN	45,121,970	99.56%

TOTAL PORTFOLIO	$45,319,930	100.00%

TIAA-CREF Life Funds — International Equity Fund

TIAA-CREF LIFE FUNDS
International Equity Fund
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2004

PRINCIPAL/SHARES			VALUE

PREFERRED STOCKS - 0.30%

PRINTING AND PUBLISHING - 0.30%
17,261		News Corp Ltd	$136,033

		TOTAL PRINTING AND PUBLISHING	136,033

		TOTAL PREFERRED STOCKS	136,033

		(Cost $118,288)

COMMON STOCKS - 99.22%

APPAREL AND ACCESSORY STORES - 0.79%
4,200		Fast Retailing Co Ltd	285,424
2,741		Hennes & Mauritz AB (B Shs)	75,488

		TOTAL APPAREL AND ACCESSORY STORES	360,912

APPAREL AND OTHER TEXTILE PRODUCTS - 0.14%
29,000		Toyobo Co Ltd	65,781

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	65,781

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.14%
13,000		Fuji Heavy Industries Ltd	65,699

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	65,699

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.84%
22,448		Wolseley plc	383,257

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	383,257

BUSINESS SERVICES - 3.02%
4	*	Access Co Ltd	72,222
73		Dentsu, Inc	195,391
4,200		Diamond Lease Co Ltd	147,856
31		NTT Data Corp	81,568
3,400		Oracle Corp Japan	167,509
13,780		Public Power Corp	341,611
1,194		SAP AG.	185,517
1,729		Securitas AB (B Shs)	23,037
4,500		Sumisho Lease Co Ltd	162,501

		TOTAL BUSINESS SERVICES	1,377,212

CHEMICALS AND ALLIED PRODUCTS - 9.76%
400		Akzo Nobel NV	14,124
9,813		AstraZeneca plc (United Kingdom)	402,198
2,765		Bayer AG.	75,620
11,000		Daicel Chemical Industries Ltd	54,394
418		Givaudan S.A. (Regd)	254,074
34,135		GlaxoSmithKline plc	735,668
12,250	*	Global Bio-Chem Technology Group Co Ltd	817
2,900		Kose Corp	111,038
13,004		Novartis AG. (Regd)	606,097

TIAA-CREF Life Funds — International Equity Fund

PRINCIPAL/SHARES			VALUE
24,942		Reckitt Benckiser plc	611,111
9,749		Sanofi-Aventis	707,122
8,700		Shin-Etsu Chemical Co Ltd	312,589
7,400		Takeda Pharmaceutical Co Ltd	335,707
40,000		Teijin Ltd	142,993
20,000		Tosoh Corp	80,933

		TOTAL CHEMICALS AND ALLIED PRODUCTS	4,444,485

COAL MINING - 0.21%
32,090		Byd Co Ltd (H Shs)	97,529

		TOTAL COAL MINING	97,529

COMMUNICATIONS - 6.36%
50,255		BT Group plc	163,463
8,596	*	Deutsche Telekom AG. (Regd)	159,503
80,207	*	Ericsson (LM) (B Shs)	248,987
2,008		France Telecom S.A.	50,028
79		KDDI Corp	383,478
46,289		KPN NV	346,670
154	*	Marconi Corp plc	56
39,000		Singapore Telecommunications Ltd	54,205
572		Tele2 AB (B Shs)	21,292
23,917		Telecom Corp of New Zealand Ltd	95,208
25,286		Telefonica S.A.	378,433
10,085		TeliaSonera AB	49,038
93,545		Vodafone Group plc	223,865
30,020		Vodafone Group plc (Spon ADR)	723,782

		TOTAL COMMUNICATIONS	2,898,008

DEPOSITORY INSTITUTIONS - 17.79%
9,772	*	Australia & New Zealand Banking Group Ltd	134,630
2,155		Banco Santander Central Hispano S.A.	21,037
5,822		Bank of Ireland (Dublin)	78,456
38,087		Barclays plc	365,277
3,151	*	Bayerische Hypo-und Vereinsbank AG.	60,503
2,027	*	Commerzbank AG.	37,687
7,199		Commonwealth Bank of Australia	157,429
1,571		Credit Agricole S.A.	42,848
8,019		DBS Group Holdings Ltd	76,208
12,605		DAH Sing Financial	90,116
53,834		Depfa Bank plc	734,143
5,207		Deutsche Bank AG. (Regd)	374,251
64,143		HSBC Holdings plc (United Kingdom)	1,017,933
6,500		Hang Seng Bank Ltd	86,688
98,493		Banca Intesa S.p.A.	374,325
32,633		Lloyds TSB Group plc	254,805
40		Mitsubishi Tokyo Financial Group, Inc	333,530
9,108	*	National Australia Bank Ltd	177,997
12,442		Nordea Bank AB (Sweden)	101,687
39,918		Royal Bank of Scotland Group plc	1,152,848
66,000		Shinsei Bank Ltd	400,018
2,101		Skandinaviska Enskilda Banken (A Shs)	32,466
169		Societe Generale (A Shs)	14,955
40		Sumitomo Mitsui Financial Group Inc	228,644
29,000		Sumitomo Trust & Banking Co Ltd	171,556
3,190		Svenska Handelsbanken AB (A Shs)	66,822
18,983		UBS AG. (Regd)	1,336,274
4		UFJ Holdings, Inc	17,529
10,000		United Overseas Bank Ltd	81,373
6,151	*	Westpac Banking Corp	78,996

		TOTAL DEPOSITORY INSTITUTIONS	8,101,031

TIAA-CREF Life Funds — International Equity Fund

PRINCIPAL/SHARES			VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 4.08%
8,424		Australian Gas Light Co Ltd	81,461
20,478		BG Group plc	137,478
6,000		CLP Holdings Ltd	34,316
20,992		Centrica plc	95,345
11,593		E.ON AG.	855,271
19,000		Hong Kong & China Gas Co Ltd	35,451
17,960		National Grid Transco plc	151,529
29,100		Nissin Co Ltd	62,575
10,779		Scottish Power plc	82,409
2,853		Suez S.A.(France)	61,160
3,600		Tokyo Electric Power Co, Inc	77,412
1,563	*	Vivendi Universal S.A.	40,048
25		West Japan Railway Co	97,537
94,000	*	Xinao Gas Holdings Ltd	47,916

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,859,908

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 6.80%
84,857	*	ABB Ltd	517,827
1		ARM Holdings plc	2
1,340		Advantest Corp	79,635
1,235		Electrolux AB Series B	22,562
900		Hirose Electric Co Ltd	82,067
59,500		Johnson Electric Holdings Ltd	58,370
1,600	*	Kuroda Electric Co Ltd	30,994
3,700		Kyocera Corp	260,173
18,000		Matsushita Electric Industrial Co Ltd	240,240
2,200		Murata Manufacturing Co Ltd	105,793
27,373		Nokia Oyj	376,690
1,800		Rohm Co Ltd	180,955
48,205		STMicroelectronics NV	831,004
4,500		Sony Corp	153,518
57,832		Taiwan Semiconductor Manufacturing Co Ltd	73,716
624		Thomson	13,067
19,000		Toshiba Corp	69,818

		TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	3,096,431

FABRICATED METAL PRODUCTS - 1.15%
1,253		Assa Abloy AB (B Shs)	15,705
782		European Aeronautic Defense & Space Co	20,717
550		Geberit AG. (Regd)	427,244
8,000		NHK Spring Co Ltd	57,996

		TOTAL FABRICATED METAL PRODUCTS	521,662

FOOD AND KINDRED PRODUCTS - 2.83%
11,971		Cadbury Schweppes plc	92,064
11,682		Coca-Cola Amatil Ltd	59,402
17,795		Diageo plc	222,186
120,000		Global Bio-Chem Technology Group Co Ltd	91,561
4,573		Groupe Danone	359,523
1,239		LVMH Moet Hennessy Louis Vuitton S.A.	82,713
7,371		Lion Nathan Ltd	39,403
28,000		Nisshin Oillio Group Ltd	114,576
69,000		People’s Food Holdings Ltd	47,541
375		Pernod-Ricard	49,789
16,136		Unilever plc	131,322

		TOTAL FOOD AND KINDRED PRODUCTS	1,290,080

FOOD STORES - 2.32%
17	*	Casino Guichard-Perrachon B Wts 12/15/05	—

TIAA-CREF Life Funds — International Equity Fund

PRINCIPAL/SHARES			VALUE
6,278		Coles Myer Ltd	42,519
193,964		Tesco plc	1,001,191
1,177		Woolworths Ltd	11,612

		TOTAL FOOD STORES	1,055,322

FURNITURE AND HOMEFURNISHINGS STORES - 0.14%
4,700		Hitachi Maxell Ltd	63,582

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	63,582

GENERAL BUILDING CONTRACTORS - 0.36%
525		Bouygues S.A.	19,692
2,300		Daito Trust Construction Co Ltd	93,073
32,000		Shanghai Forte Land Co	8,412
2,127		Skanska AB (B Shs)	22,131
2,000		Sumitomo Realty & Development Co Ltd	21,322

		TOTAL GENERAL BUILDING CONTRACTORS	164,630

GENERAL MERCHANDISE STORES - 0.53%
2,400		Aeon Co Ltd	38,630
11,204		Marks & Spencer Group plc	69,540
23,000		Mitsukoshi Ltd	114,776
176		Pinault-Printemps-Redoute S.A.	16,165

		TOTAL GENERAL MERCHANDISE STORES	239,111

HEALTH SERVICES - 0.16%
924		Getinge AB (B Shs)	11,232
2,300		Nichii Gakkan Co	59,996

		TOTAL HEALTH SERVICES	71,228

HEAVY CONSTRUCTION, EXCEPT BUILDING - 2.91%
400	*	Autoroutes Du Sud De La France	18,282
11,374		Vinci S.A.	1,308,821

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	1,327,103

HOLDING AND OTHER INVESTMENT OFFICES - 1.37%
302	*	CapitaCommercial Trust	210
149		Centro Properties Group	499
174		Macquarie Goodman Industrial Trust	227
19,288		Macquarie Infrastructure Group	52,253
299		Nobel Biocare Holding AG.	46,393
70,000		Orient Corp	170,848
21,000		Sumitomo Corp	156,240
1,400		iShares MSCI EAFE Index Fund	197,960

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	624,630

HOTELS AND OTHER LODGING PLACES - 0.07%
811		Accor S.A.	31,608

		TOTAL HOTELS AND OTHER LODGING PLACES	31,608

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.91%
923		Atlas Copco AB (B Shs)	32,520
90,484		Futuris Corp Ltd	124,530
21,000		Komatsu Ltd	134,900
17,000		Makino Milling Machine Co Ltd	89,462
34,000		NSK Ltd	145,915
200		Nidec Corp	20,215
395		SKF AB (B Shs)	15,002
1,303		Sandvik AB	45,013
1,920	*	Saurer AG.	104,557

TIAA-CREF Life Funds — International Equity Fund

PRINCIPAL/SHARES			VALUE
549		Scania AB	18,589
5,798		Wartsila Oyj (B Shs)	136,821

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	867,524

INSTRUMENTS AND RELATED PRODUCTS - 2.09%
3,600		Canon, Inc	169,197
1,013		Gambro AB (A Shs)	11,619
100		Keyence Corp	21,032
30	*	Synthes, Inc	3,267
24,065		The Swatch Group AG. (Regd)	661,995
3,000		Tokyo Seimitsu Co Ltd	84,381

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	951,491

INSURANCE CARRIERS - 4.35%
29,874		AMP Ltd	134,812
7,123		AXA	144,114
5,936		Aegon NV	63,993
22,000		Aioi Insurance Co Ltd	87,828
13,034		Aviva plc	129,131
121,000	*	China Life Insurance Co Ltd (H Shs)	77,584
15,000		Fuji Fire & Marine Insurance Co Ltd	47,498
14,813		Insurance Australia Group Ltd	55,795
4		Millea Holdings, Inc	51,536
587		Muenchener Rueckver AG. (Regd)	56,545
6,000		Nipponkoa Insurance Co Ltd	33,589
28,796		Promina Group Ltd	94,488
11,680		Prudential plc	95,216
557		Schindler Holding AG. (Pt Cert)	158,353
5,047		Skandia Forsakrings AB	19,966
4,900		T&D Holdings, Inc	214,290
3,623		Zurich Financial Services AG.	516,452

		TOTAL INSURANCE CARRIERS	1,981,190

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.27%
20		East Japan Railway Co	103,434
742		Veolia Environnement	21,353

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	124,787

METAL MINING - 1.18%
37,000		Mitsubishi Materials Corp	78,220
12,116		Newcrest Mining Ltd	133,311
1,761		Rio Tinto Ltd	48,434
6,223		Rio Tinto plc	167,336
28,568		WMC Resources Ltd	110,916

		TOTAL METAL MINING	538,217

MISCELLANEOUS RETAIL - 0.54%
3,900	*	Aeon Co Ltd	62,137
5,856		GUS plc	95,370
42,000		Pacific Brands Ltd	87,922

		TOTAL MISCELLANEOUS RETAIL	245,429

NONDEPOSITORY INSTITUTIONS - 2.51%
1,287	*	Deutsche Postbank AG.	50,191
22,493		HBOS plc	303,638
21,282	*	Hypo Real Estate Holding	729,530
29,100	*	Nissin Co Ltd	61,519

		TOTAL NONDEPOSITORY INSTITUTIONS	1,144,878

TIAA-CREF Life Funds — International Equity Fund

PRINCIPAL/SHARES			VALUE

OIL AND GAS EXTRACTION - 1.77%
13,154		Origin Energy Ltd	57,836
56,398		Shell Transport & Trading Co plc	413,833
1,633		Total S.A.	332,623

		TOTAL OIL AND GAS EXTRACTION	804,292

PAPER AND ALLIED PRODUCTS - 0.99%
7,000		NGK Insulators Ltd	58,876
16,000		OJI Paper Co Ltd	90,441
1,239		Stora Enso Oyj (R Shs)	16,743
1,124		Svenska Cellulosa AB (B Shs)	43,693
848		UPM-Kymmene Oyj	16,146
4,500		Uni-Charm Corp	222,928

		TOTAL PAPER AND ALLIED PRODUCTS	448,827

PETROLEUM AND COAL PRODUCTS - 5.49%
34,895		BHP Billiton Ltd	362,966
51,035		BP plc	487,148
3,185		BP plc (Spon ADR)	183,233
15,180		ENI S.p.A.	340,118
2,581		Fortum Oyj	36,063
55,000		Nippon Oil Corp	346,822
9,876		Repsol YPF S.A.	216,863
10,257		Royal Dutch Petroleum Co	528,294

		TOTAL PETROLEUM AND COAL PRODUCTS	2,501,507

PRIMARY METAL INDUSTRIES - 0.49%
12,115		BHP Billiton plc	127,480
6,000		NEOMAX Co Ltd	95,976

		TOTAL PRIMARY METAL INDUSTRIES	223,456

PRINTING AND PUBLISHING - 2.06%
504		Lagardere S.C.A.	31,261
8,014		News Corp Ltd	66,234
8,702		Reed Elsevier NV	112,078
78,587		Reed Elsevier plc	689,704
14,000		Singapore Press Holdings Ltd	39,416

		TOTAL PRINTING AND PUBLISHING	938,693

RAILROAD TRANSPORTATION - 0.25%
22,031		Brambles Industries Ltd	112,984

		TOTAL RAILROAD TRANSPORTATION	112,984

REAL ESTATE - 0.06%
60	*	City Developments Ltd	147
2,000		Cheung Kong Holdings Ltd	17,120
82		Mirvac Group	258
47		Stockland Trust Group	194
1,100		Sun Hung Kai Properties Ltd	10,368

		TOTAL REAL ESTATE	28,087

SECURITY AND COMMODITY BROKERS - 1.49%
8,247		Deutsche Boerse AG.	417,086
14,000		Mitsui & Co Ltd	117,244
11,000		Nomura Holdings, Inc	141,224

		TOTAL SECURITY AND COMMODITY BROKERS	675,554

STONE, CLAY, AND GLASS PRODUCTS - 3.45%
7,000		Asahi Glass Co Ltd	63,703
9,945		CRH plc	235,917

TIAA-CREF Life Funds — International Equity Fund

PRINCIPAL/SHARES			VALUE
22,769		Holcim Ltd (Regd)	1,200,720
125		Sika AG.	72,075

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,572,415

TRANSPORTATION BY AIR - 0.26%
12,951		Qantas Airways Ltd	32,365
12,500		Swire Pacific Ltd (A Shs)	86,961

		TOTAL TRANSPORTATION BY AIR	119,326

TRANSPORTATION EQUIPMENT - 5.07%
179,479	*	Fiat S.p.A.	1,292,895
36,000		Mazda Motor Corp	111,382
12,100		Nissan Motor Co Ltd	131,743
6,400		Toyota Industries Corp	145,461
14,800		Toyota Motor Corp	566,674
1,675		Volvo AB (B Shs)	59,130

		TOTAL TRANSPORTATION EQUIPMENT	2,307,285

TRUCKING AND WAREHOUSING - 0.16%
18,000		Sumitomo Warehouse Co Ltd	72,186

		TOTAL TRUCKING AND WAREHOUSING	72,186

WATER TRANSPORTATION - 0.30%
22,000		Mitsui OSK Lines Ltd	131,942

		TOTAL WATER TRANSPORTATION	131,942

WHOLESALE TRADE-DURABLE GOODS - 0.64%
1,600		Kuroda Electric Co Ltd	36,075
11,100		Terumo Corp	252,788

		TOTAL WHOLESALE TRADE-DURABLE GOODS	288,863

WHOLESALE TRADE-NONDURABLE GOODS - 2.12%
9,059		British American Tobacco plc	131,306
534		Ciba Specialty Chemicals AG. (Regd)	33,228
10,100		Celesio AG.	688,677
4,230		Imperial Tobacco Group plc	92,159
1,928		Swedish Match AB	20,385

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	965,755

		TOTAL COMMON STOCKS	45,183,897

		(Cost $43,784,604)
		TOTAL PORTFOLIO - 99.52%	45,319,930
		(Cost $43,902,892)
		OTHER ASSETS & LIABILITIES, NET - 0.48%	217,967

		NET ASSETS - 100.00%	$45,537,897

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Life Funds — Stock Index Fund

TIAA-CREF LIFE FUNDS
Stock Index Fund
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2004

PRINCIPAL/SHARES			VALUE

PREFERRED STOCKS - 0.00%

ELECTRIC, GAS, AND SANITARY SERVICES - 0.00%
305	*	NiSource, Inc (Sails)	$778

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	778

		TOTAL PREFERRED STOCKS	778

		(Cost $620)

COMMON STOCKS - 99.80%

AGRICULTURAL PRODUCTION-CROPS - 0.01%
300		Delta & Pine Land Co	8,025

		TOTAL AGRICULTURAL PRODUCTION-CROPS	8,025

AMUSEMENT AND RECREATION SERVICES - 0.19%
604	*	Alliance Gaming Corp	9,096
240	*	Argosy Gaming Co	9,408
300	*	Aztar Corp	7,950
3,269	*	Caesars Entertainment, Inc	54,592
134		Churchill Downs, Inc	5,246
470		Dover Downs Gaming & Entertainment, Inc	4,836
100		Dover Motorsport, Inc	429
282	*	Gaylord Entertainment Co	8,742
1,149		Harrah’s Entertainment, Inc	60,874
354		International Speedway Corp (Class A)	17,665
162	*	Isle of Capri Casinos, Inc	3,138
194	*	MTR Gaming Group, Inc	1,808
500		Magna Entertainment Corp (Class A)	2,725
188	*	Multimedia Games, Inc	2,914
324	*	Penn National Gaming, Inc	13,090
800	*	Six Flags, Inc	4,352
100		Speedway Motorsports, Inc	3,333
451		Station Casinos, Inc	22,117
400	*	Sunterra Corp	3,812
200	*	WMS Industries, Inc	5,138
100		World Wrestling Federation Entertainment, Inc	1,222

		TOTAL AMUSEMENT AND RECREATION SERVICES	242,487

APPAREL AND ACCESSORY STORES - 0.58%
984		Abercrombie & Fitch Co (Class A)	30,996
589	*	Aeropostale, Inc	15,432
615		American Eagle Outfitters, Inc	22,663
840	*	AnnTaylor Stores Corp	19,656
150		Bebe Stores, Inc	3,168
65		Buckle, Inc	1,786
200		Burlington Coat Factory Warehouse Corp	4,246
300	*	Cache, Inc	4,500
318	*	Casual Male Retail Group, Inc	1,666
100		Cato Corp (Class A)	2,225

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
70	*	Charlotte Russe Holding, Inc	804
1,100	*	Charming Shoppes, Inc	7,832
948	*	Chico’s FAS, Inc	32,422
100	*	Children’s Place Retail Stores, Inc	2,391
390		Christopher & Banks Corp	6,244
978		Claire’s Stores, Inc	24,489
46		Deb Shops, Inc	1,122
300	*	Dress Barn, Inc	5,235
300		Finish Line, Inc (Class A)	9,276
1,591		Foot Locker, Inc	37,707
200	b*	Footstar, Inc	625
6,657		Gap, Inc	124,486
200	*	Genesco, Inc	4,710
145		Goody’s Family Clothing, Inc	1,221
577	*	Gymboree Corp	8,309
450	*	Hot Topic, Inc	7,668
87	*	JOS A. Bank Clothiers, Inc	2,408
150	*	Jo-Ann Stores, Inc	4,206
4,469		Limited Brands, Inc	99,614
1,119		Nordstrom, Inc	42,791
100		Oshkosh B’gosh, Inc (Class A)	2,020
875	*	Pacific Sunwear of California, Inc	18,419
600	*	Payless Shoesource, Inc	6,078
1,650		Ross Stores, Inc	38,676
66	*	Shoe Carnival, Inc	778
183	*	Stage Stores, Inc	6,262
5,332		TJX Cos, Inc	117,517
232		Talbots, Inc	5,751
359	*	Too, Inc	6,487
486	*	Urban Outfitters, Inc	16,718

		TOTAL APPAREL AND ACCESSORY STORES	748,604

APPAREL AND OTHER TEXTILE PRODUCTS - 0.17%
1,182	*	Collins & Aikman Corp	4,941
165	*	Columbia Sportswear Co	8,993
217	*	DHB Industries, Inc	3,081
100	*	Guess?, Inc	1,781
600	*	Hartmarx Corp	4,452
1,270		Jones Apparel Group, Inc	45,466
300		Kellwood Co	10,935
1,180		Liz Claiborne, Inc	44,510
200		Oxford Industries, Inc	7,450
262		Phillips-Van Heusen Corp	5,837
392		Polo Ralph Lauren Corp	14,257
571	*	Quiksilver, Inc	14,515
881		VF Corp	43,565
488	*	Warnaco Group, Inc	10,848

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	220,631

AUTO REPAIR, SERVICES AND PARKING - 0.05%
400	*	Amerco, Inc	15,168
300		Central Parking Corp	3,966
241	*	Dollar Thrifty Automotive Group, Inc	5,864
187	*	Exide Technologies	2,964
351	*	Midas, Inc	5,686
73	*	Monro Muffler Brake, Inc	1,595
662		Ryder System, Inc	31,140

		TOTAL AUTO REPAIR, SERVICES AND PARKING	66,383

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.17%
788	*	Advance Auto Parts	27,107

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
43	*	America’s Car Mart, Inc	1,451
200	*	Asbury Automotive Group, Inc	2,700
2,039	*	Autonation, Inc	34,826
666	*	Autozone, Inc	51,449
495	*	CSK Auto Corp	6,593
1,109	*	Carmax, Inc	23,899
817	*	Copart, Inc	15,466
300	*	Group 1 Automotive, Inc	8,184
300		Lithia Motors, Inc (Class A)	6,378
200	*	MarineMax, Inc	4,504
500	*	O’Reilly Automotive, Inc	19,145
400	*	Rush Enterprises, Inc	4,676
287		Sonic Automotive, Inc	5,754
155		United Auto Group, Inc	3,889
95	*	West Marine, Inc	2,031

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	218,052

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.14%
100		Building Materials Holding Corp	2,752
166	*	Central Garden & Pet Co	5,083
648		Fastenal Co	37,325
24,074		Home Depot, Inc	943,701
1,157		Louisiana-Pacific Corp	30,024
8,334		Lowe’s Cos	452,953

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,471,838

BUSINESS SERVICES - 6.86%
4,200	*	3Com Corp	17,724
347		ABM Industries, Inc	6,992
190	*	AMN Healthcare Services, Inc	2,271
403		Aaron Rents, Inc	8,769
369	*	ActivCard Corp	2,266
1,338	*	Activision, Inc	18,558
550	*	Actuate Corp	1,942
750		Acxiom Corp	17,805
200	*	Administaff, Inc	2,340
2,700		Adobe Systems, Inc	133,569
300	*	Advent Software, Inc	5,049
261		Advo, Inc	8,075
1,281	*	Affiliated Computer Services, Inc (Class A)	71,313
455	*	Agile Software Corp	3,608
1,219	*	Akamai Technologies, Inc	17,127
476	*	Alliance Data Systems Corp	19,307
221	*	Altiris, Inc	6,995
68	*	Ansoft Corp	1,081
207	*	Ansys, Inc	10,294
287	*	Anteon International Corp	10,519
280	*	Arbitron, Inc	10,251
706	*	Ariba, Inc	6,594
304	*	Armor Holdings, Inc	12,649
562	*	Ascential Software Corp	7,570
313	*	Asiainfo Holdings, Inc	1,527
508	*	Ask Jeeves, Inc	16,617
400	*	Aspect Communications Corp	3,972
300	*	Aspen Technology, Inc	2,097
274	*	@Road, Inc	1,156
140	*	Atari, Inc	220
294	*	Autobytel, Inc	2,637
1,249		Autodesk, Inc	60,739
6,320		Automatic Data Processing, Inc	261,142
3,915	*	BEA Systems, Inc	27,053

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
2,554	*	BMC Software, Inc	40,379
1,400	*	Bisys Group, Inc	20,454
95	*	Blue Coat Systems, Inc	1,368
600	*	Borland Software Corp	5,010
170		Brady Corp (Class A)	8,291
596		Brink’s Co	17,981
3,295	*	Brocade Communications Systems, Inc	18,617
250	*	CACI International, Inc (Class A)	13,195
63	*	CCC Information Services Group, Inc	1,114
100		CDI Corp	2,050
3,885	*	CMGI, Inc	4,701
1,229	*	CNET Networks, Inc	11,245
485	*	CSG Systems International, Inc	7,474
2,866	*	Cadence Design Systems, Inc	37,373
1,500	*	Captaris, Inc	6,390
1,000	*	Carreker Corp	7,610
554		Catalina Marketing Corp	12,786
10,899		Cendant Corp	235,418
1,580	*	Ceridian Corp	29,088
322	*	Cerner Corp	13,930
778		Certegy, Inc	28,949
873	*	Checkfree Corp	24,156
937	*	ChoicePoint, Inc	39,963
762	*	Chordiant Software, Inc	2,217
532	*	Ciber, Inc	4,001
1,854	*	Citrix Systems, Inc	32,482
140	*	CoStar Group, Inc	6,887
1,366	*	Cognizant Technology Solutions Corp	41,677
4,989		Computer Associates International, Inc	131,211
65		Computer Programs & Systems, Inc	1,304
1,965	*	Computer Sciences Corp	92,552
4,261	*	Compuware Corp	21,944
146	*	Concord Communications, Inc	1,303
241	*	Concur Technologies, Inc	2,528
1,524	*	Convergys Corp	20,467
900	*	Covansys Corp	10,386
107	*	Cyberguard Corp	632
1,100	*	Cybersource Corp	5,313
823	*	DST Systems, Inc	36,599
500		Deluxe Corp	20,510
500	*	Dendrite International, Inc	8,060
100	*	Digimarc Corp	904
500	*	Digital Insight Corp	6,815
339	*	Digital River, Inc	10,095
1,600	*	DoubleClick, Inc	9,456
780	*	Dun & Bradstreet Corp	45,786
1,050	*	E.piphany, Inc	4,232
90	*	EPIQ Systems, Inc	1,402
1,405	*	Earthlink, Inc	14,472
298	*	Echelon Corp	2,348
318	*	Eclipsys Corp	4,961
500	*	Education Lending Group, Inc	7,390
100		Electro Rent Corp	1,104
3,152	*	Electronic Arts, Inc	144,960
5,150		Electronic Data Systems Corp	99,859
600	*	Embarcadero Technologies, Inc	5,076
1,737	*	Enterasys Networks, Inc	2,779
400	*	Entrust, Inc	1,012
398	*	Epicor Software Corp	4,788
1,600		Equifax, Inc	42,176
103	*	Equinix, Inc	3,169

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
1,016	*	Extreme Networks, Inc	4,521
300	*	F5 Networks, Inc	9,138
200		Factset Research Systems, Inc	9,640
782		Fair Isaac Corp	22,834
400	*	Filenet Corp	6,984
117	*	FindWhat.com	2,191
9,306		First Data Corp	404,811
2,239	*	Fiserv, Inc	78,052
100	*	GSI Commerce, Inc	881
1,262		GTECH Holdings Corp	31,954
435	*	Getty Images, Inc	24,056
252		Gevity HR, Inc	3,876
200	*	Google, Inc (Class A)	25,920
9		Grey Global Group, Inc	8,955
340	*	Harris Interactive, Inc	2,241
128		Healthcare Services Group	2,299
200	*	Heidrick & Struggles International, Inc	5,764
800		Henry (Jack) & Associates, Inc	15,016
600	*	Homestore, Inc	1,386
63	*	Hudson Highland Group, Inc	1,839
400	*	Hyperion Solutions Corp	13,596
24	*	IAC/InterActiveCorp Wts 02/04/09	476
200	*	IDX Systems Corp	6,490
2,596		IMS Health, Inc	62,096
400		Imation Corp	14,236
700	*	Infocrossing, Inc	11,071
674	*	Informatica Corp	3,943
367	*	Infospace, Inc	17,392
275	*	Interactive Data Corp	5,176
411	*	Intergraph Corp	11,167
405	*	Internet Capital Group, Inc	2,616
452	*	Internet Security Systems, Inc	7,684
52		Interpool, Inc	967
4,454	*	Interpublic Group of Cos, Inc	47,168
1,301	*	Interwoven, Inc	9,419
152	*	Intrado, Inc	1,537
1,908	*	Intuit, Inc	86,623
470	*	Ipass, Inc	2,815
1,123	*	Iron Mountain, Inc	38,014
245	*	JDA Software Group, Inc	2,651
5,634	*	Juniper Networks, Inc	132,962
700	*	Jupitermedia Corp	12,460
264	*	KFX ,Inc	2,035
500	*	Keane, Inc	7,680
300		Kelly Services, Inc (Class A)	8,013
200	*	Keynote Systems, Inc	2,832
271	*	Kforce, Inc	2,271
263	*	Kinetic Concepts, Inc	13,821
300	*	Korn/Ferry International	5,469
298	*	Kronos, Inc	13,198
350	*	Labor Ready, Inc	4,907
853	*	Lamar Advertising Co	35,493
1,000	*	Lawson Software, Inc	5,600
238	*	Lionbridge Technologies	2,044
628	*	Looksmart Ltd	923
253	*	MAPICS, Inc	2,290
1,117	*	MPS Group, Inc	9,394
300	*	MRO Software, Inc	3,000
306	*	MSC.Software Corp	2,460
735	*	Macromedia, Inc	14,759
524	*	Macrovision Corp	12,618

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
170	*	Magma Design Automation, Inc	2,564
311	*	Manhattan Associates, Inc	7,595
958		Manpower, Inc	42,621
139	*	Mantech International Corp (Class A)	2,602
500	*	Manugistics Group, Inc	1,190
215	*	Mapinfo Corp	2,322
680	*	Matrixone, Inc	3,441
1,886	*	McAfee, Inc	37,909
85		McGrath RentCorp	3,107
71	*	Medical Staffing Network Holdings, Inc	436
100	*	Memberworks, Inc	2,624
600	*	Mentor Graphics Corp	6,579
980	*	Mercury Interactive Corp	34,182
700	*	Micromuse, Inc	2,576
98,110	d	Microsoft Corp	2,712,742
100	*	MicroStrategy, Inc	4,109
300	*	Midway Games, Inc	2,976
733	*	Mindspeed Technologies, Inc	1,466
1,053		MoneyGram International, Inc	17,985
1,073	*	Monster Worldwide, Inc	26,439
200	*	NAVTEQ Corp	7,128
287	*	NCO Group, Inc	7,735
1,006	*	NCR Corp	49,888
300		NDCHealth Corp	4,815
606	*	NETIQ Corp	6,484
310	*	NIC, Inc	1,662
650		National Instruments Corp	19,676
200	*	National Processing, Inc	5,304
82	*	Neoforma, Inc	763
247	*	Netegrity, Inc	1,855
100	*	Netratings, Inc	1,783
100	*	Netscout Systems, Inc	533
238	*	Network Equipment Technologies, Inc	1,573
4,067	*	Novell, Inc	25,663
2,021		Omnicom Group, Inc	147,654
127	*	Open Solutions, Inc	3,171
100	*	Opnet Technologies, Inc	1,026
503	*	Opsware, Inc	2,822
40,272	*	Oracle Corp	454,268
207	*	PC-Tel, Inc	1,710
300	*	PDF Solutions, Inc	3,645
76	*	PDI, Inc	2,051
62	*	PEC Solutions, Inc	727
1,000	*	PLATO Learning, Inc	8,840
500	*	Packeteer, Inc	5,405
94	*	PalmSource, Inc	1,950
2,850	*	Parametric Technology Corp	15,048
261	*	Pegasus Solutions, Inc	3,111
3,476	*	Peoplesoft, Inc	68,999
808	*	Perot Systems Corp (Class A)	12,976
230	*	Pixar	18,147
262	*	Portal Software, Inc	715
129	*	Portfolio Recovery Associates, Inc	3,791
200	*	ProcureNet, Inc	30
300	*	Progress Software Corp	5,970
108		QAD, Inc	753
35	*	Quality Systems, Inc	1,768
529	*	Quest Software, Inc	5,882
239	*	R.H. Donnelley Corp	11,797
720	*	RSA Security, Inc	13,896
187	*	Radisys Corp	2,609

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
1,196	*	RealNetworks, Inc	5,573
1,721	*	Red Hat, Inc	21,065
16	*	Redback Networks, Inc	84
100		Renaissance Learning, Inc	2,167
723	*	Rent-A-Center, Inc	18,697
200	*	Rent-Way, Inc	1,370
567	*	Retek, Inc	2,586
128	*	Rewards Network, Inc	854
713		Reynolds & Reynolds Co (Class A)	17,590
1,613		Robert Half International, Inc	41,567
150		Rollins, Inc	3,644
900	*	S1 Corp	7,182
100	*	SPSS, Inc	1,333
89	*	SRA International, Inc (Class A)	4,589
108		SS&C Technologies, Inc	2,109
264	*	SafeNet, Inc	6,964
700	*	Sapient Corp	5,341
632	*	Scansoft, Inc	2,579
336	*	Secure Computing Corp	2,550
175	*	Seebeyond Technology Corp	539
446	*	Serena Software, Inc	7,462
4,475	*	Siebel Systems, Inc	33,742
619	*	Sitel Corp	1,337
58	*	SoftBrands, Inc	67
178	*	Sohu.com, Inc	2,960
542	*	SonicWALL, Inc	3,664
375	*	Sotheby’s Holdings, Inc (Class A)	5,895
122	*	Source Interlink Cos, Inc	1,186
624	*	Spherion Corp	4,880
100		Startek, Inc	3,136
185	*	Stellent, Inc	1,426
73	*	Stratasys, Inc	2,304
35,056	*	Sun Microsystems, Inc	141,626
3,000	*	SunGard Data Systems, Inc	71,310
261	*	SupportSoft, Inc	2,542
1,054	*	Sybase, Inc	14,535
200	*	Sykes Enterprises, Inc	918
3,400	*	Symantec Corp	186,592
1,602	*	Synopsys, Inc	25,360
525	*	THQ, Inc	10,217
2,110	*	TIBCO Software, Inc	17,956
457	*	Take-Two Interactive Software, Inc	15,012
143		Talx Corp	3,302
300	*	TeleTech Holdings, Inc	2,832
132	*	Tier Technologies, Inc (Class B)	1,274
1,000	*	Titan Corp	13,970
300		Total System Services, Inc	7,572
183	*	TradeStation Group, Inc	1,122
300	*	Transaction Systems Architects, Inc (Class A)	5,576
200	*	Trizetto Group, Inc	1,166
507	*	Tumbleweed Communications Corp	1,283
296	*	Tyler Technologies, Inc	2,617
3,451	*	Unisys Corp	35,614
450	*	United Online, Inc	4,329
484	f*	United Rentals, Inc	7,691
150	*	Universal Compression Holdings, Inc	5,111
1,431	*	Valueclick, Inc	13,509
2,637	*	VeriSign, Inc	52,424
65	*	Verint Systems, Inc	2,395
4,546	*	Veritas Software Corp	80,919
236	*	Verity, Inc	3,040

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
263		Viad Corp	6,241
3,069	*	Vignette Corp	4,082
100	*	Volt Information Sciences, Inc	2,877
200	*	WatchGuard Technologies, Inc	936
227	*	WebEx Communications, Inc	4,953
3,498	*	WebMD Corp	24,346
282	*	Websense, Inc	11,751
859	*	Westwood One, Inc	16,982
592	*	Wind River Systems, Inc	7,222
218	*	Witness Systems, Inc	3,503
12,431	*	Yahoo!, Inc	421,535
900	*	Zix Corp	4,122
800	*	Aquantive, Inc	7,720
122	*	eCollege.com, Inc	1,177
375	*	eFunds Corp	6,971
248	*	eSpeed, Inc (Class A)	2,438
213	*	iGate Corp	784
112	*	iPayment, Inc	4,498
311	*	infoUSA, Inc	2,771
1,281	*	webMethods, Inc	6,815

		TOTAL BUSINESS SERVICES	8,861,019

CHEMICALS AND ALLIED PRODUCTS - 10.65%
16,631		Abbott Laboratories	704,489
745	*	Abgenix, Inc	7,346
139	*	Able Laboratories, Inc	2,663
139		Aceto Corp	2,002
309	*	Adolor Corp	3,476
2,391		Air Products & Chemicals, Inc	130,023
276	*	Albany Molecular Research, Inc	2,650
337		Albemarle Corp	11,825
787		Alberto-Culver Co	34,219
200	*	Alexion Pharmaceuticals, Inc	3,600
851	*	Alkermes, Inc	9,821
1,435		Allergan, Inc	104,109
334		Alpharma, Inc (Class A)	6,109
203	*	American Pharmaceutical Partners, Inc	5,597
13,900	*	Amgen, Inc	787,852
1,000	*	Amylin Pharmaceuticals, Inc	20,520
870	*	Andrx Corp	19,453
200		Arch Chemicals, Inc	5,700
1,200	*	Array Biopharma, Inc	8,388
383	*	Atherogenics, Inc	12,620
188	*	Atrix Laboratories, Inc	5,770
637	*	Avant Immunotherapeutics, Inc	1,089
1,177		Avery Dennison Corp	77,423
4,988		Avon Products, Inc	217,876
937	*	Barr Pharmaceuticals, Inc	38,820
111	*	Benthley Pharmaceuticals, Inc	1,175
667	*	BioMarin Pharmaceutical, Inc	3,462
3,590	*	Biogen Idec, Inc	219,600
100	*	Biosite, Inc	4,896
100	*	Bone Care International, Inc	2,430
85	*	Bradley Pharmaceuticals, Inc	1,730
20,704		Bristol-Myers Squibb Co	490,064
696		Cabot Corp	26,845
300		Calgon Carbon Corp	2,166
206		Cambrex Corp	4,522
300	*	Cell Genesys, Inc	2,691
900	*	Cell Therapeutics, Inc	6,174
596	*	Cephalon, Inc	28,548

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
519	*	Charles River Laboratories International, Inc	23,770
149	*	Chattem, Inc	4,805
1,165	*	Chiron Corp	51,493
612		Church & Dwight Co, Inc	17,173
1,617		Clorox Co	86,186
5,679		Colgate-Palmolive Co	256,577
300	*	Connetics Corp	8,106
400	*	Corixa Corp	1,664
1,000		Crompton Corp	9,490
811	*	Cubist Pharmaceuticals, Inc	8,013
900	*	Curis, Inc	4,005
312	*	Cypress Bioscience, Inc	3,641
500		Cytec Industries, Inc	24,475
300	*	Cytogen Corp	3,162
51	*	DEL Laboratories, Inc	1,683
483	*	Dade Behring Holdings, Inc	26,912
614	*	Dendreon Corp	5,164
200		Diagnostic Products Corp	8,174
131	*	Digene Corp	3,401
297	*	Discovery Laboratories, Inc	1,990
110	*	Dov Pharmaceutical, Inc	1,885
9,921		Dow Chemical Co	448,231
10,684		Du Pont (E.I.) de Nemours & Co	457,275
241	*	Durect Corp	337
242	*	EPIX Pharmaceuticals, Inc	4,673
900		Eastman Chemical Co	42,795
2,055		Ecolab, Inc	64,609
170	*	Elizabeth Arden, Inc	3,580
1,500	*	Encysive Pharmaceuticals, Inc	13,545
400	*	Enzon, Inc	6,380
268	*	Eon Labs, Inc	5,816
1,150		Estee Lauder Cos (Class A)	48,070
73	*	Eyetech Pharmaceuticals, Inc	2,481
377	*	FMC Corp	18,311
396		Ferro Corp	8,637
175	*	First Horizon Pharmaceutical	3,502
3,888	*	Forest Laboratories, Inc	174,882
557	*	Genaera Corp	2,178
936	*	Genelabs Technologies	2,443
4,791	*	Genentech, Inc	251,144
494	*	Genta, Inc	1,329
2,579	*	Genzyme Corp	140,323
300		Georgia Gulf Corp	13,377
312	*	Geron Corp	1,869
4,558	*	Gilead Sciences, Inc	170,378
10,700		Gillette Co	446,618
483		Great Lakes Chemical Corp	12,365
158	*	Guilford Pharmaceuticals, Inc	790
300		H.B. Fuller Co	8,220
71	*	Hollis-Eden Pharmaceuticals	765
1,633	*	Hospira, Inc	49,970
1,379	*	Human Genome Sciences, Inc	15,045
531	*	ICOS Corp	12,818
1,231	*	IMC Global, Inc	21,407
1,992	*	IVAX Corp	38,147
400	*	Idexx Laboratories, Inc	20,296
344	*	Ilex Oncology, Inc	8,658
657	*	ImClone Systems, Inc	34,722
301	*	Immucor, Inc	7,450
300	*	Immunogen, Inc	1,515
439	*	Immunomedics, Inc	1,141

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
517	*	Impax Laboratories, Inc	7,941
267	*	Indevus Pharmaceuticals, Inc	1,893
518	*	Inkine Pharmaceutical Co	2,631
295	*	Inspire Pharmaceuticals, Inc	4,640
314	*	InterMune, Inc	3,702
861		International Flavors & Fragrances, Inc	32,890
107	*	Inverness Medical Innovations, Inc	2,226
592	*	Invitrogen Corp	32,554
400	*	Isis Pharmaceuticals, Inc	1,960
1,000	*	Isolagen, Inc	9,450
360	*	KV Pharmaceutical Co (Class A)	6,444
2,581	*	King Pharmaceuticals, Inc	30,817
110	*	Kos Pharmaceuticals, Inc	3,917
56		Kronos Worldwide, Inc	2,253
62	*	Lannett Co, Inc	601
699	*	Ligand Pharmaceuticals, Inc (Class B)	7,004
10,446		Lilly (Eli) & Co	627,282
792	*	MGI Pharma, Inc	21,138
287		MacDermid, Inc	8,312
338	*	Martek Biosciences Corp	16,440
776	*	Medarex, Inc	5,727
547	*	Medicines Co	13,205
596		Medicis Pharmaceutical Corp (Class A)	23,268
2,715	*	MedImmune, Inc	64,346
23,653		Merck & Co, Inc	780,549
600	*	Millennium Chemicals, Inc	12,726
3,194	*	Millennium Pharmaceuticals, Inc	43,790
246		Minerals Technologies, Inc	14,480
2,836		Mylan Laboratories, Inc	51,048
580	*	NBTY, Inc	12,505
113		NL Industries, Inc	2,069
400	*	NPS Pharmaceuticals, Inc	8,712
612	*	Nabi Biopharmaceuticals	8,189
100		Nature’s Sunshine Products, Inc	1,517
981	*	Nektar Therapeutics	14,205
100	*	Neose Technologies, Inc	750
359	*	Neurocrine Biosciences, Inc	16,930
154	*	NewMarket Corp	3,216
202	*	Northfield Laboratories, Inc	2,701
200	*	Noven Pharmaceuticals, Inc	4,168
301	*	Nuvelo, Inc	2,974
298	*	OM Group, Inc	10,895
453	*	OSI Pharmaceuticals, Inc	27,841
90		Octel Corp	1,912
739		Olin Corp	14,780
300	*	Omnova Solutions, Inc	1,809
450	*	Onyx Pharmaceuticals, Inc	19,355
360	*	OraSure Technologies, Inc	2,268
1,903		PPG Industries, Inc	116,616
100	*	Pain Therapeutics, Inc	719
440	*	Palatin Technologies, Inc	1,280
364	*	Par Pharmaceutical Cos, Inc	13,079
145	*	Penwest Pharmaceuticals Co	1,637
1,337	*	Peregrine Pharmaceuticals, Inc	2,153
81,667	d	Pfizer, Inc	2,499,010
1,000	*	Pharmacyclics, Inc	10,310
131	*	Pharmion Corp	6,772
200		PolyMedica Corp	6,160
965	*	PolyOne Corp	7,257
200	*	Pozen, Inc	1,748
380	*	Praecis Pharmaceuticals, Inc	836

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
3,400		Praxair, Inc	145,316
27,554		Procter & Gamble Co	1,491,222
100	*	Progenics Pharmaceuticals	1,465
1,073	*	Protein Design Labs, Inc	21,009
100		Quaker Chemical Corp	2,415
235	*	Quidel Corp	1,065
1,300		RPM International, Inc	22,945
1,208	*	Revlon, Inc (Class A)	3,044
1,740		Rohm & Haas Co	74,768
382	*	Salix Pharmaceuticals Ltd	8,221
15,862		Schering-Plough Corp	302,330
395	*	Sciclone Pharmaceuticals, Inc	1,406
232	*	Scotts Co (Class A)	14,883
910	*	Sepracor, Inc	44,390
199	*	Serologicals Corp	4,643
1,356		Sherwin-Williams Co	59,610
754		Sigma-Aldrich Corp	43,732
1,200	b*	Solutia, Inc	312
100		Stepan Co	2,379
900	*	SuperGen, Inc	5,562
147	*	SurModics, Inc	3,491
251	*	Tanox, Inc	4,234
1,600	*	Terra Industries, Inc	13,856
252	*	Third Wave Technologies, Inc	1,734
92	*	USANA Health Sciences, Inc	3,202
864		USEC, Inc	8,960
183	*	United Therapeutics Corp	6,392
730	*	VCA Antech, Inc	15,060
891		Valeant Pharmaceuticals International	21,491
600		Valspar Corp	28,008
695	*	Vertex Pharmaceuticals, Inc	7,298
734	*	Vicuron Pharmaceuticals, Inc	10,775
588	*	Vion Pharmaceuticals, Inc	2,475
602	b*	WR Grace & Co	5,689
1,206	*	Watson Pharmaceuticals, Inc	35,529
300		Wellman, Inc	2,544
200		West Pharmaceutical Services, Inc	4,170
14,179		Wyeth	530,295
2,100	*	Zila, Inc	8,652
134	*	Zymogenetics, Inc	2,337

		TOTAL CHEMICALS AND ALLIED PRODUCTS	13,760,120

COAL MINING - 0.09%
581		Arch Coal, Inc	20,620
920		Consol Energy, Inc	32,099
758		Massey Energy Co	21,929
680		Peabody Energy Corp	40,460

		TOTAL COAL MINING	115,108

COMMUNICATIONS - 5.20%
24,146	*	AT&T Wireless Services, Inc	356,878
8,760		AT&T Corp	125,443
500	*	AirGate PCS, Inc	9,800
676	*	Alamosa Holdings, Inc	5,165
3,261		Alltel Corp	179,062
2,413	*	American Tower Corp (Class A)	37,040
189	*	Arch Wireless, Inc	5,430
4,262	*	Avaya, Inc	59,412
100	*	Beasley Broadcast Group, Inc (Class A)	1,570
19,555		BellSouth Corp	530,332
168	*	Boston Communications Group	1,473

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
185		CT Communications, Inc	2,551
1,830	*	Cablevision Systems Corp (Class A)	37,112
100	*	Centennial Communications Corp	588
1,520		CenturyTel, Inc	52,045
3,210	*	Charter Communications, Inc (Class A)	8,539
2,305	*	Cincinnati Bell, Inc	8,044
575	*	Citadel Broadcasting Corp	7,372
5,545		Clear Channel Communications, Inc	172,838
15,650	*	Comcast Corp (Class A)	441,956
7,459	*	Comcast Corp (Special Class A)	208,255
230	*	Commonwealth Telephone Enterprises, Inc	10,017
2,306	*	Cox Communications, Inc (Class A)	76,398
300	*	Cox Radio, Inc (Class A)	4,476
1,946	*	Crown Castle International Corp	28,956
200	*	Crown Media Holdings, Inc (Class A)	1,670
671	*	Cumulus Media, Inc (Class A)	9,656
135		D&E Communications, Inc	1,553
6,894	*	DIRECTV Group, Inc	121,265
1,170	*	Dobson Communications Corp (Class A)	1,556
2,421	*	EchoStar Communications Corp (Class A)	75,342
521	*	Emmis Communications Corp (Class A)	9,409
521	*	Entercom Communications Corp	17,016
390	*	Entravision Communications Corp (Class A)	2,968
52	*	Fisher Communications, Inc	2,496
1,129	*	Foundry Networks, Inc	10,714
1,889	*	Fox Entertainment Group, Inc (Class A)	52,401
464	*	General Communication, Inc (Class A)	4,199
260		Global Payments, Inc	13,923
100		Golden Telecom, Inc	2,853
420		Gray Television, Inc	4,998
327		Hearst-Argyle Television, Inc	7,995
3,617	*	IAC/InterActiveCorp	79,646
400	*	IDT Corp	5,832
200	*	IDT Corp (Class B)	3,006
400	*	Infonet Services Corp (Class B)	656
500	*	Insight Communications Co, Inc	4,400
2,514	*	Internap Network Services Corp	1,684
7,220	*	Level 3 Communications, Inc	18,700
200		Liberty Corp	7,948
1,422	*	Liberty Media International, Inc	47,441
281	*	Lin TV Corp (Class A)	5,474
100	*	Lodgenet Entertainment Corp	1,320
48,015	*	Lucent Technologies, Inc	152,208
173	*	Mastec, Inc	908
245	*	McLeodUSA, Inc (Class A)	105
4,194	f*	McLeodUSA, Inc Escrow	(0)
493	*	Mediacom Communications Corp	3,219
58	*	Metrocall Holdings, Inc	3,761
606	*	NII Holdings, Inc (Class B)	24,973
755	*	NTL, Inc	46,863
200	*	Net2Phone, Inc	644
11,165	*	Nextel Communications, Inc (Class A)	266,174
1,303	*	Nextel Partners, Inc (Class A)	21,604
158		North Pittsburgh Systems, Inc	3,272
196	*	Novatel Wireless, Inc	4,606
434	*	PTEK Holdings, Inc	3,719
300	*	Paxson Communications Corp	405
420	*	Price Communications Corp	6,405
517	*	Primus Telecommunications Group	760
15,727	*	Qwest Communications International, Inc	52,371
400	b*	RCN Corp	23

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
400	*	Radio One, Inc (Class A)	5,716
400	*	Radio One, Inc (Class D)	5,692
400	*	Regent Communications, Inc	2,264
35,267		SBC Communications, Inc	915,179
125	*	Saga Communications, Inc (Class A)	2,119
87	*	Salem Communications Corp (Class A)	2,203
58		Shenandoah Telecom Co	1,485
383		Sinclair Broadcast Group, Inc (Class A)	2,796
300	*	Spanish Broadcasting System, Inc (Class A)	2,952
416	*	Spectrasite, Inc	19,344
15,088		Sprint Corp	303,721
122		SureWest Communications	3,498
211	*	Talk America Holdings, Inc	1,104
514		Telephone & Data Systems, Inc	43,263
3,191	*	Terremark Worldwide, Inc	2,042
1,400	*	Time Warner Telecom, Inc (Class A)	6,720
932	*	Tivo, Inc	6,170
179	*	Triton PCS Holdings, Inc (Class A)	458
100	*	U.S. Cellular Corp	4,315
748	*	Ubiquitel, Inc	2,992
3,694	*	UnitedGlobalcom, Inc (Class A)	27,594
2,612	*	Univision Communications, Inc (Class A)	82,565
29,650		Verizon Communications, Inc	1,167,617
16,320		Viacom, Inc (Class B)	547,699
174	*	West Corp	5,069
800	*	Western Wireless Corp (Class A)	20,568
281	*	Wireless Facilities, Inc	1,959
1,520	*	XM Satellite Radio Holdings, Inc	47,150
100	*	Young Broadcasting, Inc (Class A)	1,087
200	*	j2 Global Communications, Inc	6,318

		TOTAL COMMUNICATIONS	6,720,552

DEPOSITORY INSTITUTIONS - 10.35%
110		1st Source Corp	2,820
90		ABC Bancorp	1,815
96	*	ACE Cash Express, Inc	2,500
3,835		AmSouth Bancorp	93,574
107	*	AmericanWest Bancorp	2,018
200		Anchor Bancorp Wisconsin, Inc	5,180
134		Arrow Financial Corp	4,023
1,256		Associated Banc-Corp	40,280
876		Astoria Financial Corp	31,089
5,895		BB&T Corp	233,973
112	*	BOK Financial Corp	4,996
100		Bancfirst Corp	6,412
823		Bancorpsouth, Inc	18,921
838		Bank Mutual Corp	10,056
43,584		Bank of America Corp	1,888,495
125		Bank of Granite Corp	2,426
600		Bank of Hawaii Corp	28,350
8,344		Bank of New York Co, Inc	243,394
102		Bank of The Ozarks, Inc	3,032
452		BankAtlantic Bancorp, Inc (Class A)	8,281
1,820		Banknorth Group, Inc	63,700
500	*	BankUnited Financial Corp (Class A)	14,575
79		Banner Corp	2,323
57		Berkshire Hills Bancorp, Inc	2,106
287		Boston Private Financial Holdings, Inc	7,164
68		Bryn Mawr Bank Corp	1,365
33		CB Bancshares, Inc	3,135
359		CVB Financial Corp	7,977

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
74		Camden National Corp	2,554
81		Capital City Bank Group, Inc	3,136
52		Capital Corp of the West	2,236
232		Capitol Federal Financial	7,466
142		Cascade Bancorp	2,755
418		Cathay General Bancorp	15,545
81	*	Central Coast Bancorp	1,652
200		Central Pacific Financial Corp	5,504
36		Charter Financial Corp	1,221
223		Chemical Financial Corp	8,144
453		Chittenden Corp	12,344
55,357		Citigroup, Inc	2,442,351
400		Citizens Banking Corp	13,028
83		Citizens First Bancorp, Inc	2,082
81		City Bank	2,833
155		City Holding Co	5,098
400		City National Corp	25,980
150		CoBiz, Inc	2,480
110		Coastal Financial Corp	1,590
1,280		Colonial Bancgroup, Inc	26,176
53		Columbia Bancorp	1,544
110		Columbia Banking System, Inc	2,617
1,837		Comerica, Inc	109,026
710		Commerce Bancorp, Inc	39,192
648		Commerce Bancshares, Inc	31,162
338		Commercial Capital Bancorp, Inc	7,669
400		Commercial Federal Corp	10,792
400		Community Bank System, Inc	10,052
127		Community Trust Bancorp, Inc	3,947
1,357		Compass Bancshares, Inc	59,464
200		Corus Bankshares, Inc	8,626
600		Cullen/Frost Bankers, Inc	27,882
309		Dime Community Bancshares	5,191
197		Downey Financial Corp	10,827
492		East West Bancorp, Inc	16,526
331	*	Euronet Worldwide, Inc	6,196
358		FNB Corp	7,923
53		FNB Corp (Virginia)	1,402
100		Farmers Capital Bank Corp	3,430
117		Fidelity Bankshares, Inc	4,351
5,132		Fifth Third Bancorp	252,597
100		Financial Institutions, Inc	2,241
67		First Bancorp (North Carolina)	2,259
366		First Bancorp (Puerto Rico)	17,678
150		First Busey Corp (Class A)	2,867
300		First Charter Corp	7,251
55		First Citizens Bancshares, Inc (Class A)	6,490
500		First Commonwealth Financial Corp	6,805
130		First Community Bancorp	5,330
72		First Community Bancshares, Inc	2,365
159		First Federal Capital Corp	4,808
315		First Financial Bancorp	5,380
142		First Financial Bankshares, Inc	5,703
188		First Financial Corp (Indiana)	5,907
133		First Financial Holdings, Inc	4,158
1,347		First Horizon National Corp	58,406
115		First Merchants Corp	2,835
445		First Midwest Bancorp, Inc	15,379
508		First National Bankshares of Florida, Inc	12,471
58		First Oak Brook Bancshares, Inc	1,789
36		First of Long Island Corp	1,536

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
110		First Republic Bank	5,060
78		First State Bancorp	2,459
158	*	FirstFed Financial Corp	7,723
953		FirstMerit Corp	25,069
485		Flagstar Bancorp, Inc	10,321
150		Flushing Financial Corp	2,852
148		Frontier Financial Corp	5,224
1,477		Fulton Financial Corp	31,608
58		GB&T Bancshares, Inc	1,279
235		Glacier Bancorp, Inc	6,853
400		Gold Banc Corp, Inc	5,396
1,353		Golden West Financial Corp	150,115
104		Great Southern Bancorp, Inc	3,250
1,243		Greenpoint Financial Corp	57,501
246		Hancock Holding Co	7,820
192		Hanmi Financial Corp	5,798
200		Harbor Florida Bancshares, Inc	6,220
275		Harleysville National Corp	6,740
1,717		Hibernia Corp (Class A)	45,346
112		Horizon Financial Corp	2,152
701		Hudson City Bancorp, Inc	25,054
320		Hudson River Bancorp, Inc	6,074
543		Hudson United Bancorp	20,010
2,410		Huntington Bancshares, Inc	60,033
100		IberiaBank Corp	5,772
100		Independent Bank Corp (Massachusetts)	3,091
152		Independent Bank Corp (Michigan)	4,104
657		IndyMac Bancorp, Inc	23,783
161		Integra Bank Corp	3,494
200	*	Intercept, Inc	3,746
78		Interchange Financial Services Corp	1,870
331		International Bancshares Corp	12,164
100		Irwin Financial Corp	2,582
42	*	Itla Capital Corp	1,940
38,186		JPMorgan Chase & Co	1,517,130
247		KNBT Bancorp, Inc	4,159
4,606		KeyCorp	145,550
115		Lakeland Bancorp, Inc	1,891
46		Lakeland Financial Corp	1,559
888		M & T Bank Corp	84,982
245		MAF Bancorp, Inc	10,567
150		MB Financial, Inc	5,946
200		MBT Financial Corp	3,926
67		Macatawa Bank Corp	1,879
141		Main Street Banks, Inc	4,315
82		MainSource Financial Group, Inc	1,681
2,395		Marshall & Ilsley Corp	96,519
4,558		Mellon Financial Corp	126,211
53		Mercantile Bank Corp	1,847
868		Mercantile Bankshares Corp	41,629
200		Mid-State Bancshares	5,146
85		Midwest Banc Holdings, Inc	1,634
64		NBC Capital Corp	1,640
274		NBT Bancorp, Inc	6,420
186		Nara Bancorp, Inc	3,748
6,454		National City Corp	249,253
2,290		National Commerce Financial Corp	78,341
228		National Penn Bancshares, Inc	7,289
505		NetBank, Inc	5,055
2,702		New York Community Bancorp, Inc	55,499
954		NewAlliance Bancshares, Inc	13,690

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
1,878		North Fork Bancorp, Inc	83,477
2,103		Northern Trust Corp	85,802
200		Northwest Bancorp, Inc	4,534
35		Oak Hill Financial, Inc	1,217
150		OceanFirst Financial Corp	3,639
300	*	Ocwen Financial Corp	2,745
634		Old National Bancorp	15,749
194		Old Second Bancorp, Inc	5,426
100		Omega Financial Corp	3,460
140		PFF Bancorp, Inc	5,358
3,059		PNC Financial Services Group, Inc	165,492
428		Pacific Capital Bancorp	12,660
158		Park National Corp	20,102
206		Partners Trust Financial Group, Inc	2,134
64		Peapack Gladstone Financial Corp	1,942
45		Pennfed Financial Services, Inc	1,368
69		Pennrock Financial Services Corp	1,915
410		People’s Bank	14,649
75		Peoples Bancorp, Inc	1,974
130		Peoples Holding Co	4,232
421		Provident Bancorp, Inc	4,943
283		Provident Bankshares Corp	9,495
54		Provident Financial Holdings	1,566
854		Provident Financial Services, Inc	14,732
289		R & G Financial Corp (Class B)	11,170
4,825		Regions Financial Corp	159,515
572		Republic Bancorp, Inc (Michigan)	8,809
105		Republic Bancorp, Inc (Class A) (Kentucky)	2,436
100		Riggs National Corp	2,220
45		Royal Bancshares of Pennsylvania (Class A)	1,092
300		S & T Bancorp, Inc	10,713
200		S.Y. Bancorp, Inc	4,514
69		SCBT Financial Corp	2,036
121		Santander Bancorp	3,025
102		Seacoast Banking Corp of Florida	2,179
400	*	Silicon Valley Bancshares	14,868
108		Simmons First National Corp (Class A)	2,763
1,267		Sky Financial Group, Inc	31,675
200		Smithtown Bancorp, Inc	5,000
700		South Financial Group, Inc	19,740
3,540		SouthTrust Corp	147,476
98		Southside Bancshares, Inc	1,995
668		Southwest Bancorp of Texas, Inc	13,454
94		Southwest Bancorp, Inc	2,073
3,440		Sovereign Bancorp, Inc	75,061
73		State Bancorp, Inc	1,653
54		State Financial Services Corp (Class A)	1,482
3,509		State Street Corp	149,869
95		Sterling Bancorp	2,570
400		Sterling Bancshares, Inc	5,380
256		Sterling Financial Corp (Pennsylvania)	6,871
171	*	Sterling Financial Corp (Spokane)	6,026
2,669		SunTrust Banks, Inc	187,924
3,316		Synovus Financial Corp	86,713
1,546		TCF Financial Corp	46,828
300	*	Texas Capital Bancshares, Inc	5,445
436		Texas Regional Bancshares, Inc (Class A)	13,555
238		TierOne Corp	5,488
92		Trico Bancshares	1,925
626		Trustco Bank Corp NY	8,025
491		Trustmark Corp	15,260

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
20,197		U.S. Bancorp	583,693
120		U.S.B. Holding Co, Inc	3,034
470		UCBH Holdings, Inc	18,363
186		UMB Financial Corp	8,867
395		Umpqua Holdings Corp	8,911
69		Union Bankshares Corp	2,150
554		UnionBanCal Corp	32,802
337		United Bankshares, Inc	11,677
228		United Community Banks, Inc	5,534
400		United Community Financial Corp	4,548
81		Univest Corp of Pennsylvania	3,301
232		Unizan Financial Corp	6,406
1,119		Valley National Bancorp	28,579
62	*	Virginia Commerce Bancorp	1,674
67		Virginia Financial Group, Inc	2,178
763		W Holding Co, Inc	14,497
100		WSFS Financial Corp	5,000
14,150		Wachovia Corp	664,343
945		Washington Federal, Inc	23,767
138		Washington Trust Bancorp, Inc	3,609
629		Webster Financial Corp	31,066
18,072		Wells Fargo & Co	1,077,633
200		Wesbanco, Inc	5,816
177		West Bancorporation	2,963
200		West Coast Bancorp	4,166
330		Westamerica Bancorp	18,114
54	*	Western Sierra Bancorp	1,798
500		Whitney Holding Corp	21,000
800		Wilmington Trust Corp	28,968
189		Wintrust Financial Corp	10,826
54		Yardville National Bancorp	1,571
944		Zions Bancorp	57,622

		TOTAL DEPOSITORY INSTITUTIONS	13,380,153

EATING AND DRINKING PLACES - 0.70%
929		Applebee’s International, Inc	23,485
1,034		Aramark Corp (Class B)	24,961
113	*	BJ’s Restaurants, Inc	1,793
300		Bob Evans Farms, Inc	8,148
1,025	*	Brinker International, Inc	31,929
600		CBRL Group, Inc	21,648
343	*	CEC Entertainment, Inc	12,605
467	*	CKE Restaurants, Inc	5,160
175	*	California Pizza Kitchen, Inc	3,824
1,830		Darden Restaurants, Inc	42,676
101	*	Dave & Buster’s, Inc	1,917
182		IHOP Corp	6,954
339	*	Jack In The Box, Inc	10,756
587	*	Krispy Kreme Doughnuts, Inc	7,431
273		Landry’s Restaurants, Inc	7,450
176		Lone Star Steakhouse & Saloon, Inc	4,546
13,293		McDonald’s Corp	372,603
300	*	O’Charley’s, Inc	4,890
752		Outback Steakhouse, Inc	31,231
215	*	P.F. Chang’s China Bistro, Inc	10,425
100	*	Papa John’s International, Inc	3,068
361	*	Rare Hospitality International, Inc	9,621
92	*	Red Robin Gourmet Burgers, Inc	4,018
661		Ruby Tuesday, Inc	18,422
450	*	Ryan’s Restaurant Group, Inc	6,678
702	*	Sonic Corp	17,992

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
563	*	The Cheesecake Factory, Inc	24,434
400	*	The Steak N Shake Co	6,832
200		Triarc Cos (Class B)	2,294
100		Triarc Cos (Class A)	1,143
1,341		Wendy’s International, Inc	45,058
3,127		Yum! Brands, Inc	127,144

		TOTAL EATING AND DRINKING PLACES	901,136

EDUCATIONAL SERVICES - 0.20%
1,660	*	Apollo Group, Inc (Class A)	121,794
1,036	*	Career Education Corp	29,453
942	*	Corinthian Colleges, Inc	12,698
587	*	DeVry, Inc	12,157
778	*	Education Management Corp	20,726
490	*	ITT Educational Services, Inc	17,665
377	*	Laureate Education, Inc	14,032
100	*	Learning Tree International, Inc	1,410
147	*	Princeton Review, Inc	1,103
168		Strayer Education, Inc	19,322
150	*	Universal Technical Institute, Inc	4,527

		TOTAL EDUCATIONAL SERVICES	254,887

ELECTRIC, GAS, AND SANITARY SERVICES - 3.67%
6,775	*	AES Corp	67,682
700		AGL Resources, Inc	21,539
1,221	*	Allegheny Energy, Inc	19,487
338		Allete, Inc	10,985
1,200		Alliant Energy Corp	29,856
2,872	*	Allied Waste Industries, Inc	25,417
1,993		Ameren Corp	91,977
4,294		American Electric Power Co, Inc	137,236
150		American States Water Co	3,735
1,133		Aqua America, Inc	25,051
1,797	*	Aquila, Inc	5,607
556		Atmos Energy Corp	14,006
400		Avista Corp	7,240
446		Black Hills Corp	12,390
250		CH Energy Group, Inc	11,450
1,655	*	CMS Energy Corp	15,756
148		California Water Service Group	4,347
4,712	*	Calpine Corp	13,665
100		Cascade Natural Gas Corp	2,123
100	*	Casella Waste Systems, Inc (Class A)	1,184
3,172		Centerpoint Energy, Inc	32,862
86		Central Vermont Public Service Corp	1,729
2,036		Cinergy Corp	80,626
3,056		Citizens Communications Co	40,920
400		Cleco Corp	6,896
100		Connecticut Water Service, Inc	2,644
2,729		Consolidated Edison, Inc	114,727
1,900		Constellation Energy Group, Inc	75,696
1,483		DPL, Inc	30,520
1,761		DTE Energy Co	74,297
3,451		Dominion Resources, Inc	225,178
9,888		Duke Energy Corp	226,336
900		Duquesne Light Holdings, Inc	16,164
2,994	*	Dynegy, Inc (Class A)	14,940
3,413		Edison International	90,479
7,051		El Paso Corp	64,799
400	*	El Paso Electric Co	6,428
239		Empire District Electric Co	4,911

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
359		Energen Corp	18,506
1,611		Energy East Corp	40,565
57		EnergySouth, Inc	1,553
2,496		Entergy Corp	151,283
700		Equitable Resources, Inc	38,017
7,052		Exelon Corp	258,738
2,066		FPL Group, Inc	141,149
3,673		FirstEnergy Corp	150,887
700		Great Plains Energy, Inc	20,405
966		Hawaiian Electric Industries, Inc	25,638
345		Idacorp, Inc	10,026
1,600		KeySpan Corp	62,720
1,044		Kinder Morgan, Inc	65,584
200		Laclede Group, Inc	5,846
1,187		MDU Resources Group, Inc	31,254
187		MGE Energy, Inc	5,950
93		Middlesex Water Co	1,667
834	*	NRG Energy, Inc	22,468
552		NSTAR	27,103
169	*	NUI Corp	2,254
860		National Fuel Gas Co	24,364
300		New Jersey Resources Corp	12,420
2,878		NiSource, Inc	60,467
431		Nicor, Inc	15,818
1,492		Northeast Utilities	28,930
233		Northwest Natural Gas Co	7,393
983		OGE Energy Corp	24,801
1,000		Oneok, Inc	26,020
300		Otter Tail Corp	7,650
4,286	*	PG&E Corp	130,294
553		PNM Resources, Inc	12,448
1,884		PPL Corp	88,887
426		Peoples Energy Corp	17,756
1,900		Pepco Holdings, Inc	37,810
440		Piedmont Natural Gas Co, Inc	19,334
986		Pinnacle West Capital Corp	40,919
2,786		Progress Energy, Inc	117,959
600	*	Progress Energy, Inc (Cvo)	6
2,645		Public Service Enterprise Group, Inc	112,677
1,170		Puget Energy, Inc	26,559
945		Questar Corp	43,300
3,026	*	Reliant Resources, Inc	28,233
1,593		Republic Services, Inc	47,408
115		Resource America, Inc (Class A)	2,713
1,138		SCANA Corp	42,493
69		SJW Corp	2,278
2,300		Sempra Energy	83,237
900	*	Sierra Pacific Resources	8,055
130		South Jersey Industries, Inc	6,208
7,796		Southern Co	233,724
660	*	Southern Union Co	13,530
300		Southwest Gas Corp	7,185
118		Southwest Water Co	1,446
436	*	Stericycle, Inc	20,012
2,003		TECO Energy, Inc	27,101
3,235		TXU Corp	155,021
123		Texas Genco Holdings, Inc	5,738
581		UGI Corp	21,648
100		UIL Holdings Corp	4,919
270		Unisource Energy Corp	6,575
807		Vectren Corp	20,320

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
446		WGL Holdings, Inc	12,604
400		WPS Resources Corp	17,996
450	*	Waste Connections, Inc	14,256
6,254		Waste Management, Inc	170,984
1,015		Westar Energy, Inc	20,503
523		Western Gas Resources, Inc	14,953
5,635		Williams Cos, Inc	68,184
1,298		Wisconsin Energy Corp	41,406
4,263		Xcel Energy, Inc	73,835

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	4,740,875

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 7.65%
332	*	AMIS Holdings, Inc	4,489
282	*	ATMI, Inc	5,775
484		AVX Corp	5,735
200	*	Actel Corp	3,040
632		Adtran, Inc	14,334
218	*	Advanced Energy Industries, Inc	2,025
867	*	Advanced Fibre Communications, Inc	13,785
3,955	*	Advanced Micro Devices, Inc	51,415
950	*	Aeroflex, Inc	10,042
4,644	*	Agere Systems, Inc (Class A)	4,876
12,506	*	Agere Systems, Inc (Class B)	12,756
200	*	Alliance Semiconductor Corp	692
4,042	*	Altera Corp	79,102
1,773		American Power Conversion Corp	30,832
259	*	American Superconductor Corp	3,217
800		Ametek, Inc	24,256
1,105	*	Amkor Technology, Inc	4,033
680	*	Amphenol Corp (Class A)	23,297
3,968		Analog Devices, Inc	153,879
200	*	Anaren Microwave, Inc	2,692
1,201	*	Applica, Inc	4,852
3,565	*	Applied Micro Circuits Corp	11,158
92		Applied Signal Technology, Inc	2,943
900	*	Arris Group, Inc	4,698
300	*	Artesyn Technologies, Inc	2,994
300	*	Artisan Components, Inc	8,733
4,854	*	Atmel Corp	17,571
608	*	Avanex Corp	1,240
259		Baldor Electric Co	6,128
100		Bel Fuse, Inc (Class B)	3,308
500	*	Benchmark Electronics, Inc	14,900
2,642	*	Broadcom Corp (Class A)	72,100
200		C&D Technologies, Inc	3,804
300	*	C-COR, Inc	2,535
5,973	*	CIENA Corp	11,827
300		CTS Corp	3,780
224	*	California Micro Devices Corp	1,732
885	*	Capstone Turbine Corp	1,354
213	*	Carrier Access Corp	1,480
311	*	Ceradyne, Inc	13,656
300	*	Checkpoint Systems, Inc	4,671
120	*	Comtech Telecommunications	3,252
2,010	*	Comverse Technology, Inc	37,848
5,030	*	Conexant Systems, Inc	8,098
4,138	*	Corvis Corp	3,310
700	*	Cree, Inc	21,371
100		Cubic Corp	2,290
1,312	*	Cypress Semiconductor Corp	11,598
289	*	DSP Group, Inc	6,083

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
179	*	Digital Theater Systems, Inc	3,267
66	*	Diodes, Inc	1,700
273	*	Ditech Communications Corp	6,112
77	*	Drexler Technology Corp	705
100	*	Dupont Photomasks, Inc	1,704
96	*	EMS Technologies, Inc	1,656
300	*	ESS Technology, Inc	2,055
2,008	*	Eagle Broadband, Inc	1,446
300	*	Electro Scientific Industries, Inc	5,205
4,431		Emerson Electric Co	274,235
940	*	Energizer Holdings, Inc	43,334
178	*	Energy Conversion Devices, Inc	2,360
494	*	Entegris, Inc	4,120
600	*	Exar Corp	8,496
1,414	*	Fairchild Semiconductor International, Inc	20,036
1,100	*	Finisar Corp	1,430
128		Franklin Electric Co, Inc	5,069
1,200	*	Freescale Semiconductor, Inc	17,160
300	*	FuelCell Energy, Inc	3,075
3,003	*	Gemstar-TV Guide International, Inc	16,967
112,878	d	General Electric Co	3,790,443
280	*	Genesis Microchip, Inc	3,780
100	*	Genlyte Group, Inc	6,439
1,200	*	GrafTech International Ltd	16,740
626		Harman International Industries, Inc	67,452
508	*	Harmonic, Inc	3,378
764		Harris Corp	41,974
275		Helix Technology Corp	3,739
100	*	Hexcel Corp	1,382
649		Hubbell, Inc (Class B)	29,095
378	*	Hutchinson Technology, Inc	10,104
100	*	IXYS Corp	718
100	*	Inet Technologies, Inc	1,258
879	*	Integrated Circuit Systems, Inc	18,899
1,000	*	Integrated Device Technology, Inc	9,530
200	*	Integrated Silicon Solution, Inc	1,454
69,216		Intel Corp	1,388,473
200		Inter-Tel, Inc	4,324
359	*	InterVoice, Inc	3,866
500	*	Interdigital Communications Corp	8,160
735	*	International Rectifier Corp	25,211
1,490		Intersil Corp (Class A)	23,736
15,063	*	JDS Uniphase Corp	50,762
1,812	*	Jabil Circuit, Inc	41,676
789	*	Kemet Corp	6,383
731	*	Kopin Corp	2,975
1,092		L-3 Communications Holdings, Inc	73,164
131		LSI Industries, Inc	1,368
4,112	*	LSI Logic Corp	17,723
800	*	Lattice Semiconductor Corp	3,928
100	*	Lifeline Systems, Inc	2,442
3,357		Linear Technology Corp	121,658
200	*	Littelfuse, Inc	6,906
667	*	MEMC Electronic Materials, Inc	5,656
436	*	MIPS Technologies, Inc	2,485
1,045	*	MRV Communications, Inc	2,613
593	*	Mattson Technology, Inc	4,560
3,470		Maxim Integrated Products, Inc	146,746
894		Maytag Corp	16,423
2,881	*	McData Corp (Class A)	14,491
169	*	Medis Technologies Ltd	1,900

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
223	*	Mercury Computer Systems, Inc	6,003
300		Methode Electronics, Inc	3,837
64	*	Metrologic Instruments, Inc	1,014
560	*	Micrel, Inc	5,830
2,370		Microchip Technology, Inc	63,611
6,147	*	Micron Technology, Inc	73,948
600	*	Microsemi Corp	8,460
1,000	*	Microtune, Inc	5,280
700	*	Microvision, Inc	4,144
1,200	*	Mobility Electronics, Inc	9,888
1,511		Molex, Inc	45,058
164	*	Monolithic System Technology, Inc	712
240	*	Moog, Inc (Class A)	8,712
25,351		Motorola, Inc	457,332
338	*	Mykrolis Corp	3,404
494	*	NMS Communications Corp	2,411
43		National Presto Industries, Inc	1,798
3,896		National Semiconductor Corp	60,349
1,615	*	Novellus Systems, Inc	42,943
1,666	*	Nvidia Corp	24,190
1,279	*	ON Semiconductor Corp	4,003
136	*	OSI Systems, Inc	2,190
734	*	Omnivision Technologies, Inc	10,386
513	*	Openwave Systems, Inc	4,525
865	*	Oplink Communications, Inc	1,548
210	*	PLX Technology, Inc	1,514
1,900	*	PMC-Sierra, Inc	16,739
1,900	*	Paradyne Networks, Inc	8,740
157		Park Electrochemical Corp	3,328
200	*	Pericom Semiconductor Corp	1,932
300	*	Photronics, Inc	4,986
363	*	Pixelworks, Inc	3,634
472		Plantronics, Inc	20,409
400	*	Plexus Corp	4,416
515	*	Plug Power, Inc	3,301
1,220	*	Polycom, Inc	24,180
61	*	Powell Industries, Inc	1,028
270	*	Power Integrations, Inc	5,516
500	*	Power-One, Inc	3,240
1,294	*	Powerwave Technologies, Inc	7,971
998	*	QLogic Corp	29,551
17,390		Qualcomm, Inc	678,906
1,976	*	RF Micro Devices, Inc	12,528
922	*	Rambus, Inc	14,466
69		Raven Industries, Inc	3,067
294	*	Rayovac Corp	7,747
200		Regal-Beloit Corp	4,838
535	*	Remec, Inc	2,520
1,921		Rockwell Collins, Inc	71,346
200	*	Rogers Corp	8,498
456	*	SBA Communications Corp	3,192
100	*	SBS Technologies, Inc	1,220
5,316	*	Sanmina-SCI Corp	37,478
1,753		Scientific-Atlanta, Inc	45,438
200	*	Seachange International, Inc	3,198
733	*	Semtech Corp	14,052
212	*	Sigmatel, Inc	4,497
731	*	Silicon Image, Inc	9,240
392	*	Silicon Laboratories, Inc	12,971
700	*	Silicon Storage Technology, Inc	4,459
53	*	Siliconix, Inc	1,899

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
1,000	*	Sipex Corp	5,250
13,138	*	Sirius Satellite Radio, Inc	42,042
1,472	*	Skyworks Solutions, Inc	13,984
153		Smith (A.O.) Corp	3,726
100		Spectralink Corp	950
500	*	Standard Microsystems Corp	8,755
100	*	Stoneridge, Inc	1,410
700	*	Stratex Networks, Inc	1,568
100	*	Supertex, Inc	1,943
1,936	*	Sycamore Networks, Inc	7,318
396	*	Symmetricom, Inc	3,746
172	*	Synaptics, Inc	3,468
433	*	TTM Technologies, Inc	3,849
500	*	Technitrol, Inc	9,750
400	*	Tekelec	6,672
4,849	*	Tellabs, Inc	44,562
500	*	Terayon Communication Systems, Inc	1,060
187	*	Tessera Technologies, Inc	4,133
18,503		Texas Instruments, Inc	393,744
625		Thomas & Betts Corp	16,763
1,200	*	Transmeta Corp	1,512
199	*	Trident Microsystems, Inc	2,004
1,402	*	Triquint Semiconductor, Inc	5,468
100	*	Ulticom, Inc	1,477
149	*	Ultralife Batteries, Inc	1,515
100	*	Universal Display Corp	842
100	*	Universal Electronics, Inc	1,678
1,002	*	Utstarcom, Inc	16,142
521	*	Valence Technology, Inc	1,792
418	*	Varian Semiconductor Equipment Associates, Inc	12,916
944	*	Verso Technologies, Inc	897
2	*	Vialta, Inc	—
219	*	Viasat, Inc	4,402
200		Vicor Corp	2,022
1,766	*	Vishay Intertechnology, Inc	22,781
2,600	*	Vitesse Semiconductor Corp	7,098
466	*	Westell Technologies, Inc	2,409
734		Whirlpool Corp	44,106
269	*	Wilson Greatbatch Technologies, Inc	4,812
100		Woodhead Industries, Inc	1,380
3,866		Xilinx, Inc	104,382
255	*	Zhone Technologies, Inc	783

		TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	9,892,464

ENGINEERING AND MANAGEMENT SERVICES - 0.87%
200	*	Accelrys, Inc	1,304
188	*	Advisory Board Co	6,317
603	*	Affymetrix, Inc	18,518
478	*	Answerthink, Inc	2,557
300	*	Antigenics, Inc	1,809
758	*	Applera Corp (Celera Genomics Group)	8,861
556	*	Ariad Pharmaceuticals, Inc	3,720
545	*	Axonyx, Inc	3,079
1,700	*	BearingPoint, Inc	15,198
300	*	CV Therapeutics, Inc	3,750
947	*	Celgene Corp	55,144
854	*	Century Business Services, Inc	3,834
67	*	Charles River Associates, Inc	2,565
226	*	Ciphergen Biosystems, Inc	881
120	*	Cornell Cos, Inc	1,488
392		Corporate Executive Board Co	24,006

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
407	*	Corrections Corp of America	14,392
667	*	Covance, Inc	26,660
360	*	CuraGen Corp	1,980
328	*	Decode Genetics, Inc	2,470
1,100	*	DiamondCluster International, Inc	13,420
571	*	Digitas, Inc	4,414
188	*	Diversa Corp	1,570
278	*	Dyax Corp	2,124
753	*	Exelixis, Inc	6,069
435	*	Exult, Inc	2,288
452	*	FTI Consulting, Inc	8,543
841		Fluor Corp	37,441
100	*	Forrester Research, Inc	1,524
739	*	Gartner, Inc (Class A)	8,639
91	*	Gartner, Inc (Class B)	1,051
594	*	Gen-Probe, Inc	23,683
100	*	Genencor International, Inc	1,605
4,608		Halliburton Co	155,244
323	*	Hewitt Associates, Inc	8,547
755	*	Incyte Corp	7,271
598	*	Jacobs Engineering Group, Inc	22,897
230	*	Keryx Biopharmaceuticals, Inc	2,574
100	*	Kosan Biosciences, Inc	576
139	*	LECG Corp	2,350
84		Landauer, Inc	3,942
673	*	Lexicon Genetics, Inc	4,435
302	*	Lifecell Corp	3,020
182	*	Luminex Corp	1,298
141	*	MAXIMUS, Inc	4,062
60	*	MTC Technologies, Inc	1,658
301	*	Maxim Pharmaceuticals, Inc	804
317	*	Maxygen, Inc	3,135
2,998		Monsanto Co	109,187
1,400		Moody’s Corp	102,550
284	*	Myriad Genetics, Inc	4,856
440	*	Navigant Consulting, Inc	9,662
595	*	Neopharm, Inc	5,093
645	*	Oscient Pharmaceuticals Corp	2,290
300	*	PRG-Schultz International, Inc	1,722
270	*	Parexel International Corp	5,292
3,513		Paychex, Inc	105,917
300	*	Per-Se Technologies, Inc	4,116
600	*	Pharmaceutical Product Development, Inc	21,600
935	*	Pharmos Corp	2,693
934		Quest Diagnostics, Inc	82,397
245	*	Regeneration Technologies, Inc	1,965
360	*	Regeneron Pharmaceuticals, Inc	3,125
207	*	Resources Connection, Inc	7,820
82	*	SFBC International, Inc	2,157
100	*	Seattle Genetics, Inc	657
3,376		Servicemaster Co	43,415
160	*	Sourcecorp	3,542
299	*	Symyx Technologies, Inc	7,041
124	*	TRC Cos, Inc	2,327
100	*	Tejon Ranch Co	3,765
510	*	Telik, Inc	11,373
677	*	Tetra Tech, Inc	8,578
277	*	Transkaryotic Therapies, Inc	4,911
148	*	Trimeris, Inc	2,227
300	*	URS Corp	8,004
196	*	Ventiv Health, Inc	3,322

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
263	*	Washington Group International, Inc	9,105
392		Watson Wyatt & Co Holdings	10,310
423	*	eResearch Technology, Inc	5,639

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,129,375

FABRICATED METAL PRODUCTS - 0.74%
437	*	Alliant Techsystems, Inc	26,439
1,244		Ball Corp	46,563
100		CIRCOR International, Inc	1,950
309		Commercial Metals Co	12,273
593		Crane Co	17,150
1,891	*	Crown Holdings, Inc	19,496
2,492		Danaher Corp	127,790
65	*	Drew Industries, Inc	2,330
1,637		Fortune Brands, Inc	121,285
220	*	Griffon Corp	4,642
100		Gulf Island Fabrication, Inc	2,230
468		Harsco Corp	21,013
2,802		Illinois Tool Works, Inc	261,062
259	*	Intermagnetics General Corp	5,996
792	*	Jacuzzi Brands, Inc	7,366
4,700		Masco Corp	162,291
100	*	Mobile Mini, Inc	2,480
200	*	NCI Building Systems, Inc	6,380
672	*	Shaw Group, Inc	8,064
100		Silgan Holdings, Inc	4,630
200		Simpson Manufacturing Co, Inc	12,640
657		Snap-On, Inc	18,107
729		Stanley Works	31,004
200		Sturm Ruger & Co, Inc	1,802
256	*	Taser International, Inc	9,613
700	*	Tower Automotive, Inc	1,463
154		Valmont Industries, Inc	3,214
300	*	Water Pik Technologies, Inc	4,470
255		Watts Water Technologies, Inc (Class A)	6,847

		TOTAL FABRICATED METAL PRODUCTS	950,590

FOOD AND KINDRED PRODUCTS - 3.04%
200		American Italian Pasta Co (Class A)	5,230
8,575		Anheuser-Busch Cos, Inc	428,321
6,113		Archer Daniels Midland Co	103,799
100	*	Boston Beer Co, Inc (Class A)	2,520
600		Cal-Maine Foods, Inc	6,582
2,363		Campbell Soup Co	62,123
77		Coca-Cola Bottling Co Consolidated	4,160
22,552		Coca-Cola Co	903,208
2,462		Coca-Cola Enterprises, Inc	46,532
5,654		Conagra Foods, Inc	145,364
875	*	Constellation Brands, Inc (Class A)	33,303
319		Coors (Adolph) Co (Class B)	21,666
359		Corn Products International, Inc	16,550
588	*	Darling International, Inc	2,534
1,743	*	Dean Foods Co	52,325
2,062	*	Del Monte Foods Co	21,630
490		Flowers Foods, Inc	12,667
3,110		General Mills, Inc	139,639
3,801		H.J. Heinz Co	136,912
1,169	*	Hercules, Inc	16,658
1,868		Hershey Foods Corp	87,254
758		Hormel Foods Corp	20,299
156	*	J & J Snack Foods Corp	6,689

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
572		J.M. Smucker Co	25,403
2,603		Kellogg Co	111,044
2,878		Kraft Foods, Inc (Class A)	91,290
317		Lancaster Colony Corp	13,366
200		Lance, Inc	3,230
107	*	M&F Worldwide Corp	1,392
1,600		McCormick & Co, Inc (Non-Vote)	54,944
79	*	Peets Coffee & Tea, Inc	1,848
1,664		Pepsi Bottling Group, Inc	45,178
735		PepsiAmericas Inc	14,039
18,273		PepsiCo, Inc	888,981
208		Pilgrim’s Pride Corp	5,633
275		Ralcorp Holdings, Inc	9,928
86	*	Robert Mondavi Corp (Class A)	3,369
110		Sanderson Farms, Inc	3,680
8,347		Sara Lee Corp	190,812
400		Sensient Technologies Corp	8,656
859	*	Smithfield Foods, Inc	21,475
224		Tootsie Roll Industries, Inc	6,545
300		Topps Co, Inc	2,934
2,419		Tyson Foods, Inc (Class A)	38,752
1,759		Wrigley (Wm.) Jr Co	111,362

		TOTAL FOOD AND KINDRED PRODUCTS	3,929,826

FOOD STORES - 0.46%
240	*	7-Eleven, Inc	4,795
3,861		Albertson’s, Inc	92,394
15		Arden Group, Inc (Class A)	1,275
174	*	Great Atlantic & Pacific Tea Co, Inc	1,061
100		Ingles Markets, Inc (Class A)	1,206
7,913	*	Kroger Co	122,810
276	*	Panera Bread Co (Class A)	10,361
200	*	Pantry, Inc	5,034
325	*	Pathmark Stores, Inc	1,576
300		Ruddick Corp	5,892
4,746	*	Safeway, Inc	91,645
4,186	*	Starbucks Corp	190,296
100		Weis Markets, Inc	3,388
643		Whole Foods Market, Inc	55,163
261	*	Wild Oats Markets, Inc	2,255
595	*	Winn-Dixie Stores, Inc	1,839

		TOTAL FOOD STORES	590,990

FORESTRY - 0.12%
2,426		Weyerhaeuser Co	161,280

		TOTAL FORESTRY	161,280

FURNITURE AND FIXTURES - 0.31%
100		Bassett Furniture Industries, Inc	1,888
291		Ethan Allen Interiors, Inc	10,112
661		Furniture Brands International, Inc	16,578
641		HNI Corp	25,371
800		Herman Miller, Inc	19,720
585		Hillenbrand Industries, Inc	29,560
64		Hooker Furniture Corp	1,768
400	*	Interface, Inc (Class A)	3,208
1,997		Johnson Controls, Inc	113,450
300		Kimball International, Inc (Class B)	4,164
500		La-Z-Boy, Inc	7,590
711		Lear Corp	38,714
1,992		Leggett & Platt, Inc	55,975

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
2,907	f	Newell Rubbermaid, Inc	58,256
387	*	Select Comfort Corp	7,043
47		Stanley Furniture Co, Inc	2,068
525		Steelcase, Inc (Class A)	7,350
200	*	Tempur-Pedic International, Inc	2,998

		TOTAL FURNITURE AND FIXTURES	405,813

FURNITURE AND HOMEFURNISHINGS STORES - 0.40%
3,395	*	Bed Bath & Beyond, Inc	125,988
2,802		Best Buy Co, Inc	151,980
2,068		Circuit City Stores, Inc (Circuit City Group)	31,723
227	*	Cost Plus, Inc	8,031
140	*	Electronics Boutique Holdings Corp	4,774
166	*	Gamestop Corp (Class A)	3,073
259	*	Guitar Center, Inc	11,215
166		Haverty Furniture Cos, Inc	2,912
113	*	Kirkland’s, Inc	1,062
600	*	Linens ‘n Things, Inc	13,902
573	*	Mohawk Industries, Inc	45,490
1,100		Pier 1 Imports, Inc	19,888
1,755		RadioShack Corp	50,263
164	*	Restoration Hardware, Inc	850
304	*	The Bombay Co, Inc	2,228
200	*	Trans World Entertainment Corp	1,954
992	*	Williams-Sonoma, Inc	37,250

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	512,583

GENERAL BUILDING CONTRACTORS - 0.41%
159		Beazer Homes U.S.A., Inc	16,996
159		Brookfield Homes Corp	4,190
1,272		Centex Corp	64,185
2,631		D.R. Horton, Inc	87,112
39	*	Dominion Homes, Inc	929
398	*	Hovnanian Enterprises, Inc (Class A)	15,960
364		KB Home	30,754
96		Lennar Corp (Class B)	4,205
1,332		Lennar Corp (Class A)	63,403
475		Levitt Corp (Class A)	11,144
111		M/I Homes, Inc	4,711
315		MDC Holdings, Inc	23,027
132	*	Meritage Homes Corp	10,375
57	*	NVR, Inc	31,407
100	*	Palm Harbor Homes, Inc	1,685
173	*	Perini Corp	2,467
1,120		Pulte Homes, Inc	68,734
300		Ryland Group, Inc	27,798
335		Standard-Pacific Corp	18,884
509	*	Toll Brothers, Inc	23,582
302	*	WCI Communities, Inc	7,037
264		Walter Industries, Inc	4,229
45	*	William Lyon Homes, Inc	4,001

		TOTAL GENERAL BUILDING CONTRACTORS	526,815

GENERAL MERCHANDISE STORES - 2.27%
521	*	99 Cents Only Stores	7,414
797	*	BJ’s Wholesale Club, Inc	21,790
1,248	*	Big Lots, Inc	15,263
172	*	Brookstone, Inc	3,249
455		Casey’s General Stores, Inc	8,458
4,849		Costco Wholesale Corp	201,524
633		Dillard’s, Inc (Class A)	12,495

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
3,001		Dollar General Corp	60,470
1,345	*	Dollar Tree Stores, Inc	36,248
1,570		Family Dollar Stores, Inc	42,547
1,947		Federated Department Stores, Inc	88,452
480		Fred’s, Inc	8,621
2,624		J.C. Penney Co, Inc	92,575
483	*	Kmart Holding Corp	42,248
3,161	*	Kohl’s Corp	152,329
3,238		May Department Stores Co	82,990
457		Neiman Marcus Group, Inc (Class A)	26,278
600	*	Retail Ventures, Inc	4,524
1,433		Saks, Inc	17,268
2,296		Sears Roebuck & Co	91,496
288	*	ShopKo Stores, Inc	5,014
200	*	Stein Mart, Inc	3,044
9,787		Target Corp	442,862
228	*	Tuesday Morning Corp	7,050
27,492		Wal-Mart Stores, Inc	1,462,574

		TOTAL GENERAL MERCHANDISE STORES	2,936,783

HEALTH SERVICES - 0.81%
606	*	Accredo Health, Inc	14,283
116	*	Amedisys, Inc	3,474
75	*	America Service Group, Inc	3,078
276	*	American Healthways, Inc	8,034
282	*	Amsurg Corp	5,973
575	*	Apria Healthcare Group, Inc	15,669
900	*	Beverly Enterprises, Inc	6,813
4,889	*	Caremark Rx, Inc	156,790
434	*	Community Health Systems, Inc	11,579
60	*	Corvel Corp	1,781
915	*	Coventry Health Care, Inc	48,834
296	*	Cross Country Healthcare, Inc	4,588
1,056	*	DaVita, Inc	32,894
200	*	Dynacq Healthcare, Inc	1,320
231	*	Enzo Biochem, Inc	3,465
782	*	Express Scripts, Inc	51,096
1,109	*	First Health Group Corp	17,844
128	*	Genesis HealthCare Corp	3,892
175	*	Gentiva Health Services, Inc	2,865
4,974		HCA, Inc	189,758
2,700		Health Management Associates, Inc (Class A)	55,161
500		Hooper Holmes, Inc	2,240
353	*	Inveresk Research Group, Inc	13,022
206	*	Kindred Healthcare, Inc	5,026
109		LCA-Vision, Inc	2,811
181	*	LabOne, Inc	5,291
1,511	*	Laboratory Corp of America Holdings	66,061
384	*	LifePoint Hospitals, Inc	11,524
1,018	*	Lincare Holdings, Inc	30,245
286	*	Magellan Health Services, Inc	10,456
1,022		Manor Care, Inc	30,619
200	*	Matria Healthcare, Inc	5,662
100		National Healthcare Corp	2,850
399	*	NeighborCare, Inc	10,115
358	*	OCA, Inc	1,697
336	*	Odyssey HealthCare, Inc	5,964
125		Option Care, Inc	1,934
318	*	Pediatrix Medical Group, Inc	17,442
675	*	Province Healthcare Co	14,121
105	*	Psychiatric Solutions, Inc	2,662

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
300	*	RehabCare Group, Inc	6,909
690	*	Renal Care Group, Inc	22,239
978		Select Medical Corp	13,135
200	*	Specialty Laboratories, Inc	2,100
164	*	Sunrise Senior Living, Inc	5,760
5,068	*	Tenet Healthcare Corp	54,684
869	f*	Triad Hospitals, Inc	29,928
299	*	United Surgical Partners International, Inc	10,271
496		Universal Health Services, Inc (Class B)	21,576
121	*	VistaCare, Inc (Class A)	1,853

		TOTAL HEALTH SERVICES	1,047,388

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.01%
296		Granite Construction, Inc	7,074
200	*	Insituform Technologies, Inc (Class A)	3,734

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	10,808

HOLDING AND OTHER INVESTMENT OFFICES - 2.55%
300	*	4Kids Entertainment, Inc	6,060
841		AMB Property Corp	31,134
269		AMLI Residential Properties Trust	8,218
200		Acadia Realty Trust	2,950
263		Affordable Residential Communities	3,840
90		Alabama National Bancorp	5,388
28	*	Alexander’s, Inc	5,575
200		Alexandria Real Estate Equities, Inc	13,144
1,450		Allied Capital Corp	35,366
200		Amcore Financial, Inc	5,676
1,166		American Financial Realty Trust	16,452
369		American Home Mortgage Investment Corp	10,314
1,134		Annaly Mortgage Management, Inc	19,425
503		Anthracite Capital, Inc	5,593
334		Anworth Mortgage Asset Corp	3,801
964		Apartment Investment & Management Co (Class A)	33,528
563		Apollo Investment Corp	7,966
2,220		Archstone-Smith Trust	70,241
696		Arden Realty, Inc	22,676
823		AvalonBay Communities, Inc	49,561
500		BRE Properties, Inc (Class A)	19,175
199		Bedford Property Investors	6,038
851		Boston Properties, Inc	47,137
435		Brandywine Realty Trust	12,389
518		Brookline Bancorp, Inc	8,117
286		CBL & Associates Properties, Inc	17,432
378		CRT Properties, Inc	8,108
431		Camden Property Trust	19,912
260		Capital Automotive REIT	8,130
241		Capital Lease Funding, Inc	2,661
87		Capital Southwest Corp	6,612
70		Capitol Bancorp Ltd	2,054
100		Capstead Mortgage Corp	1,245
603		CarrAmerica Realty Corp	19,718
700		Cedar Shopping Centers, Inc	9,765
496		Centerpoint Properties Trust	21,616
387		Chelsea Property Group, Inc	25,968
65		Cherokee, Inc	1,551
239		Colonial Properties Trust	9,613
559		Commercial Net Lease Realty, Inc	10,185
138		Community Banks, Inc	4,001
400		Community First Bankshares, Inc	12,824
575		Cornerstone Realty Income Trust, Inc	5,612

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
306		Corporate Office Properties Trust	7,840
65		Correctional Properties Trust	1,775
426		Cousins Properties, Inc	14,616
649		Crescent Real Estate Equities Co	10,215
1,046		Developers Diversified Realty Corp	40,951
1,491		Duke Realty Corp	49,501
161		Eastgroup Properties, Inc	5,345
32	*	Enstar Group, Inc	1,586
300		Entertainment Properties Trust	11,340
427		Equity Inns, Inc	4,219
4,497		Equity Office Properties Trust	122,543
300		Equity One, Inc	5,886
3,135		Equity Residential	97,185
232		Essex Property Trust, Inc	16,669
627		Federal Realty Investment Trust	27,588
408	*	FelCor Lodging Trust, Inc	4,614
125		First Indiana Corp	2,513
500		First Industrial Realty Trust, Inc	18,450
1,125		First Niagara Financial Group, Inc	15,053
100		First Place Financial Corp	2,000
700		Fremont General Corp	16,205
1,402		Friedman Billings Ramsey Group, Inc	26,778
302		Gables Residential Trust	10,313
2,273		General Growth Properties, Inc	70,463
115		German American Bancorp	1,937
81		Gladstone Capital Corp	1,840
210		Glenborough Realty Trust, Inc	4,362
511		Glimcher Realty Trust	12,417
900		Government Properties Trust, Inc	8,550
451		Greater Bay Bancorp	12,966
2,100		HRPT Properties Trust	23,079
1,404		Health Care Property Investors, Inc	36,504
598		Health Care REIT, Inc	21,050
423		Healthcare Realty Trust, Inc	16,514
365		Heritage Property Investment Trust	10,647
368		Highland Hospitality Corp	4,195
700		Highwoods Properties, Inc	17,227
387		Home Properties, Inc	15,310
684		Hospitality Properties Trust	29,063
3,423		Host Marriott Corp	48,025
562		IMPAC Mortgage Holdings, Inc	14,781
846		Independence Community Bank Corp	33,036
208		Innkeepers U.S.A. Trust	2,588
378		Investors Real Estate Trust	3,784
254		Kilroy Realty Corp	9,660
1,050		Kimco Realty Corp	53,865
312		Kramont Realty Trust	5,803
129		LTC Properties, Inc	2,308
1,997	*	La Quinta Corp	15,577
200		LaSalle Hotel Properties	5,520
576		Lexington Corporate Properties Trust	12,505
900		Liberty Property Trust	35,856
388		Luminent Mortgage Capital, Inc	4,920
808		MFA Mortgage Investments, Inc	7,442
650		Macerich Co	34,639
688		Mack-Cali Realty Corp	30,478
361		Maguire Properties, Inc	8,776
198		Manufactured Home Communities, Inc	6,582
1,724	*	Meristar Hospitality Corp	9,396
161		Mid-America Apartment Communities, Inc	6,271
542		Mills Corp	28,114

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
114		Mission West Properties, Inc	1,180
200		National Health Investors, Inc	5,688
800		Nationwide Health Properties, Inc	16,600
1,216		New Plan Excel Realty Trust	30,400
361		Newcastle Investment Corp	11,083
266		Novastar Financial, Inc	11,598
493		Omega Healthcare Investors, Inc	5,305
150		Oriental Financial Group, Inc	4,059
135		PS Business Parks, Inc	5,380
408		Pan Pacific Retail Properties, Inc	22,073
100		Parkway Properties, Inc	4,645
334		Pennsylvania Real Estate Investment Trust	12,912
1,970		Plum Creek Timber Co, Inc	69,009
2,854		Popular, Inc	75,060
500		Post Properties, Inc	14,950
473		Prentiss Properties Trust	17,028
150		Price Legacy Corp	2,843
398		PrivateBancorp, Inc	10,730
1,889		Prologis	66,568
101		Prosperity Bancshares, Inc	2,699
898		Public Storage, Inc	44,496
208		RAIT Investment Trust	5,689
113		Ramco-Gershenson Properties	3,060
400		Realty Income Corp	18,012
661		Reckson Associates Realty Corp	19,004
133		Redwood Trust, Inc	8,302
615		Regency Centers Corp	28,591
1,067		Rouse Co	71,361
411		SL Green Realty Corp	21,294
250		Sandy Spring Bancorp, Inc	8,175
100		Saul Centers, Inc	3,288
479		Senior Housing Properties Trust	8,536
587		Shurgard Storage Centers, Inc (Class A)	22,776
1,662		Simon Property Group, Inc	89,133
137		Sovran Self Storage, Inc	5,368
300		Strategic Hotel Capital, Inc	4,056
88		Suffolk Bancorp	2,655
248		Summit Properties, Inc	6,708
136		Sun Communities, Inc	5,330
400		Susquehanna Bancshares, Inc	9,840
145		Tanger Factory Outlet Centers, Inc	6,493
71	*	Tarragon Realty Investors, Inc	924
700		Taubman Centers, Inc	18,081
851		Thornburg Mortgage, Inc	24,688
163		Tompkins Trustco, Inc	7,545
151		Town & Country Trust	3,843
827		Trizec Properties, Inc	13,207
180		U.S. Restaurant Properties, Inc	3,040
1,487		United Dominion Realty Trust, Inc	29,487
100		Universal Health Realty Income Trust	3,030
213		Urstadt Biddle Properties, Inc (Class A)	3,246
900		Ventas, Inc	23,328
1,097		Vornado Realty Trust	68,760
9,292		Washington Mutual, Inc	363,131
444		Washington Real Estate Investment Trust	13,453
321		Waypoint Financial Corp	8,850
930		Weingarten Realty Investors	30,699
51		Westfield Financial, Inc	1,204
100		Winston Hotels, Inc	1,070

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
300		iShares Russell 2000 Index Fund	34,155
1,126		iStar Financial, Inc	46,425

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,296,149

HOTELS AND OTHER LODGING PLACES - 0.35%
113		Ameristar Casinos, Inc	3,418
700	*	Bluegreen Corp	7,791
300	*	Boca Resorts, Inc (Class A)	5,571
300		Boyd Gaming Corp	8,445
215		Choice Hotels International, Inc	12,382
4,304		Hilton Hotels Corp	81,087
658	*	MGM Mirage	32,670
717		Mandalay Resort Group	49,222
200		Marcus Corp	3,894
2,038		Marriott International, Inc (Class A)	105,894
1,000	*	Pinnacle Entertainment, Inc	13,800
400	*	Prime Hospitality Corp	4,868
2,371		Starwood Hotels & Resorts Worldwide, Inc	110,062
78	*	Vail Resorts, Inc	1,409
352	*	Wynn Resorts Ltd	18,195

		TOTAL HOTELS AND OTHER LODGING PLACES	458,708

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.78%
8,328		3M Co	665,990
1,149	*	AGCO Corp	25,990
70	*	ASV, Inc	2,620
86	*	Aaon, Inc	1,496
222	*	Actuant Corp	9,149
900	*	Adaptec, Inc	6,840
652	*	Advanced Digital Information Corp	5,672
209		Albany International Corp (Class A)	6,230
2,011	*	American Standard Cos, Inc	78,248
4,201	*	Apple Computer, Inc	162,789
17,793	*	Applied Materials, Inc	293,407
100	*	Astec Industries, Inc	1,912
1,100	*	Asyst Technologies, Inc	5,621
307	*	Authentidate Holding Corp	1,860
484	*	Avocent Corp	12,599
900	*	Axcelis Technologies, Inc	7,452
3,474		Baker Hughes, Inc	151,883
839		Black & Decker Corp	64,972
243		Black Box Corp	8,979
239		Briggs & Stratton Corp	19,407
388	*	Brooks Automation, Inc	5,490
200	*	Bucyrus International, Inc (Class A)	6,720
86		Cascade Corp	2,387
3,664		Caterpillar, Inc	294,769
600	*	Cirrus Logic, Inc	2,862
72,346	*	Cisco Systems, Inc	1,309,463
546	*	Cooper Cameron Corp	29,943
688	*	Cray, Inc	2,429
418		Cummins, Inc	30,886
200	*	Cuno, Inc	11,550
400	*	Cymer, Inc	11,464
2,628		Deere & Co	169,637
27,080	*	Dell, Inc	964,048
772		Diebold, Inc	36,052
818		Donaldson Co, Inc	23,223
281	*	Dot Hill Systems Corp	2,254
2,329		Dover Corp	90,528
59	*	Dril-Quip, Inc	1,316

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
25,399	*	EMC Corp	293,104
1,680		Eaton Corp	106,529
500	*	Electronics For Imaging, Inc	8,120
1,000	*	Emulex Corp	11,520
215	*	EnPro Industries, Inc	5,190
237		Engineered Support Systems, Inc	10,817
200	*	Esterline Technologies Corp	6,118
715	*	FMC Technologies, Inc	23,881
600	*	FSI International, Inc	2,508
313	*	FalconStor Software, Inc	2,332
500	*	Flowserve Corp	12,090
169	*	Gardner Denver, Inc	4,659
2,668	*	Gateway, Inc	13,207
100	*	General Binding Corp	1,404
258	*	Global Power Equipment Group, Inc	1,912
125		Gorman-Rupp Co	2,545
771		Graco, Inc	25,829
1,227	*	Grant Prideco, Inc	25,141
32,907		Hewlett-Packard Co	617,006
96	*	Hydril	4,123
310	*	Hypercom Corp	2,288
533		IDEX Corp	18,101
1,008		ITT Industries, Inc	80,630
300	*	InFocus Corp	2,748
18,105		International Business Machines Corp	1,552,323
3,710		International Game Technology	133,375
420		Iomega Corp	1,953
400		JLG Industries, Inc	6,720
494		Joy Global, Inc	16,984
85	*	Kadant, Inc	1,561
300		Kaydon Corp	8,631
358		Kennametal, Inc	16,164
248	*	Komag, Inc	3,447
400	*	Kulicke & Soffa Industries, Inc	2,260
1,400	*	Lam Research Corp	30,632
400		Lennox International, Inc	5,976
1,368	*	Lexmark International, Inc	114,926
300		Lincoln Electric Holdings, Inc	9,408
100		Lindsay Manufacturing Co	2,683
100		Lufkin Industries, Inc	3,722
278		Manitowoc Co, Inc	9,858
2,441	*	Maxtor Corp	12,693
200	*	Micros Systems, Inc	10,014
47		Middleby Corp	2,475
164	*	Milacron, Inc	512
300		Modine Manufacturing Co	9,033
65		Nacco Industries, Inc (Class A)	5,600
870	*	National-Oilwell, Inc	28,588
400	*	Netgear, Inc	4,888
3,260	*	Network Appliance, Inc	74,980
282		Nordson Corp	9,681
267	*	Oil States International, Inc	4,993
300	*	Omnicell, Inc	3,966
69	*	Overland Storage, Inc	965
1,443		Pall Corp	35,325
444	*	PalmOne, Inc	13,515
1,348		Parker Hannifin Corp	79,343
300	*	Paxar Corp	6,804
1,026		Pentair, Inc	35,818
2,519		Pitney Bowes, Inc	111,088
147	*	Planar Systems, Inc	1,648

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
300	*	Presstek, Inc	2,901
200	*	ProQuest Co	5,140
1,916	*	Quantum Corp	4,426
78		Robbins & Myers, Inc	1,716
837		SPX Corp	29,630
1,717	*	Sandisk Corp	49,999
200		Sauer-Danfoss, Inc	3,416
100		Schawk, Inc	1,453
519	*	Scientific Games Corp (Class A)	9,913
100	*	Semitool, Inc	759
2,775	*	Silicon Graphics, Inc	3,968
1,110	*	Smith International, Inc	67,410
8,917	*	Solectron Corp	44,139
100		Standex International Corp	2,450
400		Stewart & Stevenson Services, Inc	7,068
1,174	*	Storage Technology Corp	29,655
2,550		Symbol Technologies, Inc	32,232
139		Tecumseh Products Co (Class A)	5,820
100		Tennant Co	4,053
458	*	Terex Corp	19,877
100		Thomas Industries, Inc	3,140
648		Timken Co	15,954
257		Toro Co	17,553
91	*	Transact Technologies, Inc	2,352
400	*	UNOVA, Inc	5,620
200	*	Ultratech, Inc	3,134
262	*	Veeco Instruments, Inc	5,494
2,500	*	Western Digital Corp	21,975
167		Woodward Governor Co	11,271
8,420	*	Xerox Corp	118,554
1,062	*	Xybernaut Corp	1,189
439		York International Corp	13,868
600	*	Zebra Technologies Corp (Class A)	36,606

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	8,765,226

INSTRUMENTS AND RELATED PRODUCTS - 3.17%
400	*	ADE Corp	6,814
186	*	Abaxis, Inc	2,420
274	*	Advanced Medical Optics, Inc	10,842
191	*	Advanced Neuromodulation Systems, Inc	5,797
5,177	*	Agilent Technologies, Inc	111,668
400	*	Aksys Ltd	1,900
700	*	Align Technology, Inc	10,696
290	*	American Medical Systems Holdings, Inc	10,518
100		Analogic Corp	4,169
2,207		Applera Corp (Applied Biosystems Group)	41,646
172		Arrow International, Inc	5,143
200	*	Arthrocare Corp	5,858
200	*	Aspect Medical Systems, Inc	3,618
800	*	August Technology Corp	5,496
80		BEI Technologies, Inc	2,192
1,132		Bard (C.R.), Inc	64,105
542		Bausch & Lomb, Inc	36,016
6,477		Baxter International, Inc	208,300
655		Beckman Coulter, Inc	36,759
2,694		Becton Dickinson & Co	139,280
208	*	Bio-Rad Laboratories, Inc (Class A)	10,629
198		Biolase Technology, Inc	1,616
2,766		Biomet, Inc	129,670
7,162	*	Boston Scientific Corp	284,546
104	*	Bruker BioSciences Corp	360

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
331	*	CTI Molecular Imaging, Inc	2,671
162	*	Candela Corp	1,869
504	*	Cardiac Science, Inc	968
300	*	Cardiodynamics International Corp	1,380
609	*	Cepheid, Inc	5,250
100	*	Closure Medical Corp	1,424
459		Cognex Corp	12,026
265	*	Coherent, Inc	6,874
200		Cohu, Inc	2,956
100	*	Cole National Corp	2,771
200	*	Conceptus, Inc	1,854
450	*	Conmed Corp	11,835
353		Cooper Cos, Inc	24,198
1,023	*	Credence Systems Corp	7,366
200	*	Cyberonics, Inc	4,092
1,300	*	Cytyc Corp	31,395
190	*	DJ Orthopedics, Inc	3,354
263	*	DRS Technologies, Inc	9,847
100		Datascope Corp	3,730
841		Dentsply International, Inc	43,682
184	*	Dionex Corp	10,065
137		EDO Corp	3,802
100	*	ESCO Technologies, Inc	6,776
2,934		Eastman Kodak Co	94,533
748	*	Edwards Lifesciences Corp	25,058
1,600	*	Encore Medical Corp	7,968
400	*	Endocardial Solutions, Inc	4,628
62	*	Exactech, Inc	1,268
81	*	Excel Technology, Inc	2,091
177	*	FEI Co	3,498
112	*	Faro Technologies, Inc	2,278
1,182	*	Fisher Scientific International, Inc	68,946
384	*	Flir Systems, Inc	22,464
295	*	Formfactor, Inc	5,714
469	*	Fossil, Inc	14,511
3,315		Guidant Corp	218,923
151	*	Haemonetics Corp	4,959
1,077	*	Hanger Orthopedic Group, Inc	5,396
409	*	Herley Industries, Inc	7,644
177	*	Hologic, Inc	3,411
193	*	I-Flow Corp	2,795
111	*	ICU Medical, Inc	2,890
100		II-VI, Inc	3,501
350	*	Inamed Corp	16,685
400	*	Input/Output, Inc	4,124
159	*	Integra LifeSciences Holding	5,105
356	*	Intuitive Surgical, Inc	8,811
316		Invacare Corp	14,536
181	*	Invision Technologies, Inc	8,143
200	*	Ionics, Inc	5,400
304	*	Itron, Inc	5,305
213	*	Ixia	2,070
2,062	*	KLA-Tencor Corp	85,532
102	*	KVH Industries, Inc	736
100		Keithley Instruments, Inc	1,745
66	*	Kensey Nash Corp	1,729
189	*	Kyphon, Inc	4,683
522	*	LTX Corp	2,824
137	*	Laserscope	2,777
561	*	Lexar Media, Inc	4,707
429	*	MKS Instruments, Inc	6,572

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
221		MTS Systems Corp	4,696
114	*	Measurement Specialties, Inc	2,833
82	*	Medical Action Industries, Inc	1,364
13,115		Medtronic, Inc	680,669
465		Mentor Corp	15,661
187	*	Merit Medical Systems, Inc	2,826
471	*	Mettler-Toledo International, Inc	22,241
500	*	Millipore Corp	23,925
300		Mine Safety Appliances Co	12,216
100	*	Molecular Devices Corp	2,357
200		Movado Group, Inc	3,400
282	*	Wright Medical Group, Inc	7,084
1,500	*	Nanogen, Inc	5,745
407	*	Newport Corp	4,668
200		Oakley, Inc	2,380
155	*	Ocular Sciences, Inc	7,435
485	*	Orbital Sciences Corp	5,539
293	*	Orthologic Corp	2,063
1,900	*	Orthovita, Inc	8,503
600	*	Palomar Medical Technologies, Inc	13,152
1,291		PerkinElmer, Inc	22,231
200	*	Photon Dynamics, Inc	4,060
1,500	*	Pinnacle Systems, Inc	6,255
164	*	Possis Medical, Inc	2,568
4,735		Raytheon Co	179,835
414	*	Resmed, Inc	19,711
382	*	Respironics, Inc	20,414
2,139		Rockwell Automation, Inc	82,779
122	*	Rofin-Sinar Technologies, Inc	3,584
367		Roper Industries, Inc	21,088
100	*	Rudolph Technologies, Inc	1,674
340	*	Sola International, Inc	6,477
900	*	Sonic Innovations, Inc	4,104
126	*	Sonic Solutions, Inc	2,056
150	*	SonoSite, Inc	3,908
1,920	*	St. Jude Medical, Inc	144,518
258	*	Star Scientific, Inc	1,527
800	*	Steris Corp	17,552
3,018		Stryker Corp	145,105
400	*	Sybron Dental Specialties, Inc	11,876
500	*	Techne Corp	19,090
974		Tektronix, Inc	32,386
358		Teleflex, Inc	15,215
2,014	*	Teradyne, Inc	26,988
1,797	*	Thermo Electron Corp	48,555
2,000	*	Thermogenesis	9,600
483	*	Thoratec Corp	4,646
200	*	TriPath Imaging, Inc	1,636
499	*	Trimble Navigation Ltd	15,768
100		United Industrial Corp	3,289
600	*	Urologix, Inc	3,792
1,484	*	Varian Medical Systems, Inc	51,302
283	*	Varian, Inc	10,717
100	*	Ventana Medical Systems, Inc	5,044
404	*	Viasys Healthcare, Inc	6,759
600	*	Visx, Inc	12,360
61		Vital Signs, Inc	1,951
1,300	*	Waters Corp	57,330
300		X-Rite, Inc	4,371
43		Young Innovations, Inc	1,419
2,567	*	Zimmer Holdings, Inc	202,896

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
100	*	Zoll Medical Corp	3,339
100	*	Zygo Corp	1,013

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,093,748

INSURANCE AGENTS, BROKERS AND SERVICE - 0.42%
3,504		AON Corp	100,705
544		Brown & Brown, Inc	24,861
200	*	Clark, Inc	2,708
245		Crawford & Co (Class B)	1,642
1,000		Gallagher (Arthur J.) & Co	33,130
300		Hilb, Rogal & Hamilton Co	10,866
5,636		Marsh & McLennan Cos, Inc	257,903
3,045	*	Medco Health Solutions, Inc	94,091
318		National Financial Partners Corp	11,378
600	*	USI Holdings Corp	8,190

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	545,474

INSURANCE CARRIERS - 5.00%
300		21st Century Insurance Group	4,005
217	*	AMERIGROUP Corp	12,206
1,605		Aetna, Inc	160,388
5,441		Aflac, Inc	213,342
321		Alfa Corp	4,481
42	*	Alleghany Corp	11,462
600	*	Allmerica Financial Corp	16,128
7,499		Allstate Corp	359,877
1,134		Ambac Financial Group, Inc	90,663
418		AmerUs Group Co	17,138
1,000		American Equity Investment Life Holding Co	9,490
395		American Financial Group, Inc	11,807
24,662		American International Group, Inc	1,676,769
120	*	American Medical Security Group, Inc	3,839
100		American National Insurance Co	9,679
87	*	American Physicians Capital, Inc	2,664
1,501	*	Anthem, Inc	130,962
200	*	Argonaut Group, Inc	3,734
850		Assurant, Inc	22,100
125		Baldwin & Lyons, Inc (Class B)	3,155
758		Berkley (W.R.) Corp	31,957
161		Bristol West Holdings, Inc	2,760
303	*	CNA Financial Corp	7,275
100	*	CNA Surety Corp	1,060
154	*	Centene Corp	6,557
1,998		Chubb Corp	140,419
1,584		Cigna Corp	110,294
1,730		Cincinnati Financial Corp	71,311
247	*	Citizens, Inc	1,475
225		Commerce Group, Inc	10,890
1,465	*	Conseco, Inc	25,872
487	*	Danielson Holdings Corp	2,966
263		Delphi Financial Group, Inc (Class A)	10,565
168		Direct General Corp	4,859
254		Erie Indemnity Co (Class A)	12,959
79		FBL Financial Group, Inc (Class A)	2,069
210	*	FPIC Insurance Group, Inc	5,429
1,819		Fidelity National Financial, Inc	69,304
72	*	Financial Industries Corp	612
800		First American Corp	24,664
1,541		Genworth Financial, Inc	35,905
68		Great American Financial Resources, Inc	1,040
772		HCC Insurance Holdings, Inc	23,276

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
316		Harleysville Group, Inc	6,529
3,086		Hartford Financial Services Group, Inc	191,116
1,325	*	Health Net, Inc	32,754
100	*	HealthExtras, Inc	1,394
347		Horace Mann Educators Corp	6,100
1,800	*	Humana, Inc	35,964
205		Infinity Property & Casualty Corp	6,054
1,481		Jefferson-Pilot Corp	73,546
77		Kansas City Life Insurance Co	3,278
200		Landamerica Financial Group, Inc	9,100
581		Leucadia National Corp	32,914
1,900		Lincoln National Corp	89,300
1,658		Loews Corp	96,993
1,558		MBIA, Inc	90,691
1,050		MGIC Investment Corp	69,878
87	*	Markel Corp	26,831
237		Mercury General Corp	12,535
4,239		MetLife, Inc	163,837
70		Midland Co	1,915
110	*	Molina Healthcare, Inc	3,905
19	*	National Western Life Insurance Co (Class A)	3,095
556		Nationwide Financial Services, Inc (Class A)	19,521
37	*	Navigators Group, Inc	1,082
154		Odyssey Re Holdings Corp	3,416
652	*	Ohio Casualty Corp	13,646
1,950		Old Republic International Corp	48,809
400	*	PMA Capital Corp (Class A)	3,020
1,047		PMI Group, Inc	42,487
900	*	Pacificare Health Systems, Inc	33,030
203	*	Philadelphia Consolidated Holding Corp	11,189
922		Phoenix Cos, Inc	9,607
61	*	Pico Holdings, Inc	1,161
200		Presidential Life Corp	3,436
3,556		Principal Financial Group	127,909
278	*	ProAssurance Corp	9,736
2,302		Progressive Corp	195,095
737		Protective Life Corp	28,971
5,642		Prudential Financial, Inc	265,400
200		RLI Corp	7,510
1,027		Radian Group, Inc	47,478
250		Reinsurance Group of America, Inc	10,300
1,451		Safeco Corp	66,238
400		Safety Insurance Group, Inc	8,892
328		Selective Insurance Group, Inc	12,202
245	*	Sierra Health Services, Inc	11,743
7,061		St. Paul Travelers Cos, Inc	233,437
333		Stancorp Financial Group, Inc	23,710
100		State Auto Financial Corp	2,895
200		Stewart Information Services Corp	7,880
1,208		Torchmark Corp	64,241
312		Transatlantic Holdings, Inc	16,957
73	*	Triad Guaranty, Inc	4,050
354		UICI	11,590
67		United Fire & Casualty Co	3,841
7,098		UnitedHealth Group, Inc	523,407
500		Unitrin, Inc	20,785
215	*	Universal American Financial Corp	2,780
3,000		UnumProvident Corp	47,070
1,500		Vesta Insurance Group, Inc	6,735
288	*	WellChoice, Inc	10,751
1,643	*	Wellpoint Health Networks, Inc	172,663

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
10		Wesco Financial Corp	3,515
100		Zenith National Insurance Corp	4,231

		TOTAL INSURANCE CARRIERS	6,467,552

JUSTICE, PUBLIC ORDER AND SAFETY - 0.00%
100	*	Geo Group, Inc	2,045

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	2,045

LEATHER AND LEATHER PRODUCTS - 0.09%
162		Brown Shoe Co, Inc	4,060
2,001	*	Coach, Inc	84,882
400		K-Swiss, Inc (Class A)	7,700
100	*	Steven Madden Ltd	1,765
184	*	Timberland Co (Class A)	10,451
30		Weyco Group, Inc	1,110
400		Wolverine World Wide, Inc	10,080

		TOTAL LEATHER AND LEATHER PRODUCTS	120,048

LEGAL SERVICES - 0.00%
165	*	Pre-Paid Legal Services, Inc	4,237

		TOTAL LEGAL SERVICES	4,237

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.01%
1,104	*	Laidlaw International, Inc	18,161

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	18,161

LUMBER AND WOOD PRODUCTS - 0.11%
80		American Woodmark Corp	2,962
749	*	Champion Enterprises, Inc	7,707
100		Deltic Timber Corp	3,979
2,711		Georgia-Pacific Corp	97,460
556		Rayonier, Inc	25,153
100		Skyline Corp	4,005
200		Universal Forest Products, Inc	6,840

		TOTAL LUMBER AND WOOD PRODUCTS	148,106

METAL MINING - 0.31%
100	*	Cleveland-Cliffs, Inc	8,087
2,760	*	Coeur D’Alene Mines Corp	13,082
1,596		Freeport-McMoRan Copper & Gold, Inc (Class A)	64,638
1,152	*	Hecla Mining Co	8,571
4,244		Newmont Mining Corp	193,229
1,072		Phelps Dodge Corp	98,656
468		Royal Gold, Inc	7,993
113		Southern Peru Copper Corp	5,838
345	*	Stillwater Mining Co	5,348

		TOTAL METAL MINING	405,442

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.15%
300		Blyth, Inc	9,270
625		Callaway Golf Co	6,606
149	*	Daktronics, Inc	3,643
1,667		Hasbro, Inc	31,340
1,200	*	Identix, Inc	7,992
211	*	Jakks Pacific, Inc	4,853
300	*	K2, Inc	4,293
256	*	Leapfrog Enterprises, Inc	5,184
4,580		Mattel, Inc	83,035
275		Nautilus Group, Inc	6,212
200	*	Oneida Ltd	312
89		Penn Engineering & Manufacturing Corp	1,657

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
141	*	RC2 Corp	4,639
100		Russ Berrie & Co, Inc	2,015
262	*	Shuffle Master, Inc	9,815
100	f*	Steinway Musical Instruments, Inc	2,720
529	*	Yankee Candle Co, Inc	15,320

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	198,906

MISCELLANEOUS RETAIL - 1.42%
198	*	1-800-Flowers.com, Inc (Class A)	1,643
110	*	AC Moore Arts & Crafts, Inc	2,720
247	*	Alloy, Inc	936
3,230	*	Amazon.com, Inc	131,978
565	*	Barnes & Noble, Inc	20,905
434	*	Big 5 Sporting Goods Corp	9,895
73		Blair Corp	2,057
900		Borders Group, Inc	22,320
4,306		CVS Corp	181,412
200		Cash America International, Inc	4,892
337	*	Coldwater Creek, Inc	7,033
266	*	Dick’s Sporting Goods, Inc	9,475
333	*	Drugstore.com, Inc	1,139
178	*	Friedman’s, Inc (Class A)	367
200		Hancock Fabrics, Inc	2,396
249	*	Hibbett Sporting Goods, Inc	5,102
318	*	Jill (J.) Group, Inc	6,312
300		Longs Drug Stores Corp	7,260
344		MSC Industrial Direct Co (Class A)	11,724
757	*	Marvel Enterprises, Inc	11,022
800		Michaels Stores, Inc	47,368
3,250	*	Office Depot, Inc	48,848
1,073		Omnicare, Inc	30,430
93	*	Overstock.com, Inc	3,416
100	*	PC Connection, Inc	687
106	*	Party City Corp	1,566
438	*	Petco Animal Supplies, Inc	14,305
1,575		Petsmart, Inc	44,714
254	*	Priceline.com, Inc	5,631
5,131	*	Rite Aid Corp	18,061
99	*	Sharper Image Corp	2,124
195	*	Sports Authority, Inc	4,524
192		Stamps.com, Inc	2,554
5,396		Staples, Inc	160,909
1,527		Tiffany & Co	46,940
2,226	*	Toys ‘R’ Us, Inc	39,489
180	*	Valuevision International, Inc (Class A)	2,410
10,989		Walgreen Co	393,736
81		World Fuel Services Corp	2,900
490	*	Zale Corp	13,769
5,607	*	eBay, Inc	515,508

		TOTAL MISCELLANEOUS RETAIL	1,840,477

MOTION PICTURES - 1.22%
300	*	AMC Entertainment, Inc	5,742
336	*	Avid Technology, Inc	15,748
400		Blockbuster, Inc (Class A)	3,036
100		Carmike Cinemas, Inc	3,521
500	*	Hollywood Entertainment Corp	4,935
28,825	*	Liberty Media Corp (Class A)	251,354
708		Metro-Goldwyn-Mayer, Inc	8,192
255		Movie Gallery, Inc	4,470
371	*	NetFlix, Inc	5,721

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
145	*	Reading International, Inc	1,160
364		Regal Entertainment Group (Class A)	6,952
47,061	*	Time Warner, Inc	759,565
22,208		Walt Disney Co	500,790

		TOTAL MOTION PICTURES	1,571,186

NONDEPOSITORY INSTITUTIONS - 2.35%
102	*	Accredited Home Lenders Holding Co	3,929
200		Advanta Corp (Class A)	4,560
1,675	*	AmeriCredit Corp	34,974
736		American Capital Strategies Ltd	23,066
12,122		American Express Co	623,798
2,251		CIT Group, Inc	84,165
2,549		Capital One Financial Corp	188,371
628	*	CapitalSource, Inc	14,030
555		CharterMac	12,204
100	*	CompuCredit Corp	1,862
6,122		Countrywide Financial Corp	241,146
100	*	Credit Acceptance Corp	1,894
859		Doral Financial Corp	35,623
10,422		Fannie Mae	660,755
60	*	Federal Agricultural Mortgage Corp (Class C)	1,331
183	*	Financial Federal Corp	6,859
125	*	First Cash Financial Services, Inc	2,504
187	*	First Marblehead Corp	8,677
7,341		Freddie Mac	478,927
12,025		MBNA Corp	303,030
185		MCG Capital Corp	3,212
270	*	Metris Cos, Inc	2,641
350	*	New Century Financial Corp	21,077
3,096	*	Providian Financial Corp	48,112
4,667		SLM Corp	208,148
29		Student Loan Corp	4,111
90	*	WFS Financial, Inc	4,190
242		Westcorp	10,290
100	*	World Acceptance Corp	2,325

		TOTAL NONDEPOSITORY INSTITUTIONS	3,035,811

NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
200		Amcol International Corp	3,824
160		Compass Minerals International, Inc	3,552
1,058		Vulcan Materials Co	53,905

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	61,281

OIL AND GAS EXTRACTION - 1.91%
2,682		Anadarko Petroleum Corp	177,978
3,392		Apache Corp	169,973
69	*	Atwood Oceanics, Inc	3,280
1,711		BJ Services Co	89,674
200		Berry Petroleum Co (Class A)	7,346
1,000	*	Brigham Exploration Co	9,400
4,302		Burlington Resources, Inc	175,522
350		Cabot Oil & Gas Corp (Class A)	15,715
500	*	Cal Dive International, Inc	17,810
400	*	Callon Petroleum Co	5,072
201	*	Cheniere Energy, Inc	3,972
2,575		Chesapeake Energy Corp	40,762
514	*	Cimarex Energy Co	17,959
200	*	Clayton Williams Energy, Inc	4,286
300	*	Comstock Resources, Inc	6,276
700	*	Delta Petroleum Corp	9,128

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
581	*	Denbury Resources, Inc	14,757
2,551		Devon Energy Corp	181,147
630		Diamond Offshore Drilling, Inc	20,784
1,653		ENSCO International, Inc	54,004
1,267		EOG Resources, Inc	83,432
500	*	Edge Petroleum Corp	7,985
238	*	Encore Acquisition Co	8,211
464	*	Energy Partners Ltd	7,554
550	*	Evergreen Resources, Inc	22,028
500	*	FX Energy, Inc	4,520
480	*	Forest Oil Corp	14,458
900	*	Global Industries Ltd	5,562
1,800	*	Grey Wolf, Inc	8,802
817	*	Hanover Compressor Co	10,989
318	*	Harvest Natural Resources, Inc	5,279
586		Helmerich & Payne, Inc	16,812
153	*	Houston Exploration Co	9,081
358	b*	KCS Energy, Inc	4,980
1,405		Kerr-McGee Corp	80,436
1,400	*	Key Energy Services, Inc	15,470
705	*	Magnum Hunter Resources, Inc	8,136
43	*	Magnum Hunter Resources, Inc Wts 03/21/05	18
3,637		Marathon Oil Corp	150,135
124	*	McMoRan Exploration Co	1,616
371	*	Meridian Resource Corp	3,276
1,131	*	Mission Resources Corp	7,114
600	*	Newfield Exploration Co	36,744
1,000	*	Newpark Resources, Inc	6,000
615		Noble Energy, Inc	35,818
4,149		Occidental Petroleum Corp	232,054
200	*	Oceaneering International, Inc	7,368
700	*	Parker Drilling Co	2,569
750		Patina Oil & Gas Corp	22,178
1,800		Patterson-UTI Energy, Inc	34,326
220		Penn Virginia Corp	8,710
165	*	Petroleum Development Corp	7,230
1,277		Pioneer Natural Resources Co	44,031
819	*	Plains Exploration & Production Co	19,541
706		Pogo Producing Co	33,500
1,382	*	Pride International, Inc	27,350
314	*	Quicksilver Resources, Inc	10,258
100		RPC, Inc	1,788
757		Range Resources Corp	13,240
219	*	Remington Oil & Gas Corp	5,749
1,179	*	Rowan Cos, Inc	31,126
160	*	Seacor Smit, Inc	7,480
500	*	Southwestern Energy Co	20,995
260	*	Spinnaker Exploration Co	9,110
300		St. Mary Land & Exploration Co	11,943
239	*	Stone Energy Corp	10,459
400	*	Superior Energy Services, Inc	5,168
270	*	Swift Energy Co	6,469
237	*	Tetra Technologies, Inc	7,359
645		Tidewater, Inc	20,995
200	*	Todco	3,470
200	*	Transmontaigne, Inc	1,164
401	*	Unit Corp	14,067
2,984		Unocal Corp	128,312
970	*	Varco International, Inc	26,015
300	*	Veritas DGC, Inc	6,834
500		Vintage Petroleum, Inc	10,035

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
237	*	W-H Energy Services, Inc	4,918
189	*	Whiting Petroleum Corp	5,746
2,874		XTO Energy, Inc	93,348

		TOTAL OIL AND GAS EXTRACTION	2,474,206

PAPER AND ALLIED PRODUCTS - 0.73%
1,090		Bemis Co	28,972
897		Boise Cascade Corp	29,852
591		Bowater, Inc	22,570
200	*	Buckeye Technologies, Inc	2,230
200	*	Caraustar Industries, Inc	3,354
151		Chesapeake Corp	3,627
397		Glatfelter	4,919
556	*	Graphic Packaging Corp	3,603
136		Greif, Inc (Class A)	5,732
5,132		International Paper Co	207,384
5,350		Kimberly-Clark Corp	345,557
500		Longview Fibre Co	7,625
2,133		MeadWestvaco Corp	68,043
600		Packaging Corp of America	14,682
1,683	*	Pactiv Corp	39,130
200	f*	Playtex Products, Inc	1,260
200		Pope & Talbot, Inc	3,520
300		Potlatch Corp	14,043
390		Rock-Tenn Co (Class A)	6,139
136		Schweitzer-Mauduit International, Inc	4,406
2,686	*	Smurfit-Stone Container Corp	52,028
1,093		Sonoco Products Co	28,899
569		Temple-Inland, Inc	38,208
334		Wausau-Mosinee Paper Corp	5,561

		TOTAL PAPER AND ALLIED PRODUCTS	941,344

PERSONAL SERVICES - 0.18%
367	b*	Alderwoods Group, Inc	3,608
79		Angelica Corp	1,966
1,291		Cintas Corp	54,274
200	*	Coinstar, Inc	4,660
187		G & K Services, Inc (Class A)	7,431
1,887		H & R Block, Inc	93,256
200		Jackson Hewitt Tax Service, Inc	4,046
442		Regis Corp	17,777
3,415	*	Service Corp International	21,207
100		Unifirst Corp	2,860
450	*	Weight Watchers International, Inc	17,469

		TOTAL PERSONAL SERVICES	228,554

PETROLEUM AND COAL PRODUCTS - 4.43%
825		Amerada Hess Corp	73,425
738		Ashland, Inc	41,387
22,982		ChevronTexaco Corp	1,232,754
7,345		ConocoPhillips	608,533
200		ElkCorp	5,552
69,964	d	ExxonMobil Corp	3,381,360
300		Frontier Oil Corp	7,083
400	*	Giant Industries, Inc	9,720
274	*	Headwaters, Inc	8,456
200		Holly Corp	5,100
585		Lubrizol Corp	20,241
1,500		Lyondell Chemical Co	33,690
876		Murphy Oil Corp	76,011
465	*	Premcor, Inc	17,903

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
846		Sunoco, Inc	62,587
747	*	Tesoro Petroleum Corp	22,059
1,407		Valero Energy Corp	112,855
174		WD-40 Co	4,976

		TOTAL PETROLEUM AND COAL PRODUCTS	5,723,692

PRIMARY METAL INDUSTRIES - 0.61%
1,000	*	AK Steel Holding Corp	8,160
9,203		Alcoa, Inc	309,129
900		Allegheny Technologies, Inc	16,425
1,708	*	Andrew Corp	20,906
400		Belden CDT, Inc	8,720
100	*	Brush Engineered Materials, Inc	2,071
200		Carpenter Technology Corp	9,548
500	*	Century Aluminum Co	13,865
572	*	CommScope, Inc	12,355
200		Curtiss-Wright Corp	11,446
150	*	Encore Wire Corp	1,986
1,379		Engelhard Corp	39,095
300	*	General Cable Corp	3,192
167		Gibraltar Steel Corp	6,039
700	*	Imco Recycling, Inc	7,980
181	*	International Steel Group, Inc	6,100
262	*	Lone Star Technologies, Inc	9,904
272		Matthews International Corp (Class A)	9,215
450	*	Maverick Tube Corp	13,865
372		Mueller Industries, Inc	15,977
100		NN, Inc	1,145
200	*	NS Group, Inc	3,700
917		Nucor Corp	83,786
282	*	Oregon Steel Mills, Inc	4,690
651		Precision Castparts Corp	39,093
224		Quanex Corp	11,487
200	*	RTI International Metals, Inc	3,874
200		Ryerson Tull, Inc	3,434
141		Schnitzer Steel Industries, Inc (Class A)	4,561
346		Steel Dynamics, Inc	13,363
400		Steel Technologies, Inc	10,247
200		Texas Industries, Inc	10,288
314		Tredegar Corp	5,715
1,205		United States Steel Corp	45,332
200	*	Wheeling-Pittsburgh Corp	6,262
600		Worthington Industries, Inc	12,810

		TOTAL PRIMARY METAL INDUSTRIES	785,765

PRINTING AND PUBLISHING - 0.83%
600		American Greetings Corp (Class A)	15,072
230		Banta Corp	9,143
1,155		Belo (A.H.) Corp Series A	26,034
300		Bowne & Co, Inc	3,897
52		CSS Industries, Inc	1,609
100	*	Consolidated Graphics, Inc	4,190
49		Courier Corp	2,042
594		Dow Jones & Co, Inc	24,122
149		Ennis, Inc	3,192
2,982		Gannett Co, Inc	249,772
268		Harland (John H.) Co	8,402
700		Harte-Hanks, Inc	17,507
621		Hollinger International, Inc	10,737
112	*	Information Holdings, Inc	3,050
215		Journal Communications, Inc	3,771

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
446	*	Journal Register Co	8,429
855		Knight Ridder, Inc	55,960
478		Lee Enterprises, Inc	22,151
100	*	Martha Stewart Living Omnimedia, Inc (Class A)	1,570
169		McClatchy Co (Class A)	11,970
2,052		McGraw-Hill Cos, Inc	163,524
232		Media General, Inc (Class A)	12,980
400		Meredith Corp	20,552
1,507		New York Times Co (Class A)	58,924
100	*	Playboy Enterprises, Inc (Class B)	1,004
1,202	*	Primedia, Inc	2,825
83		Pulitzer, Inc	4,100
2,310		R.R. Donnelley & Sons Co	72,349
973		Reader’s Digest Association, Inc (Class A)	14,196
300	*	Scholastic Corp	9,267
618		EW Scripps Co	29,528
235		Standard Register Co	2,468
200		Thomas Nelson, Inc	3,910
2,616		Tribune Co	107,648
554	*	Valassis Communications, Inc	16,387
57		Washington Post Co (Class B)	52,440
400		Wiley (John) & Sons, Inc (Class A)	12,780

		TOTAL PRINTING AND PUBLISHING	1,067,502

RAILROAD TRANSPORTATION - 0.43%
9,078	*	ADC Telecommunications, Inc	16,431
3,924		Burlington Northern Santa Fe Corp	150,328
2,442		CSX Corp	81,074
179		Florida East Coast Industries	6,721
159	*	Genesee & Wyoming, Inc (Class A)	4,026
850	*	Kansas City Southern Industries, Inc	12,895
4,364		Norfolk Southern Corp	129,785
2,735		Union Pacific Corp	160,271

		TOTAL RAILROAD TRANSPORTATION	561,531

REAL ESTATE - 0.09%
39	*	Avatar Holdings, Inc	1,656
1,199		Catellus Development Corp	31,785
59		Consolidated-Tomoka Land Co	2,052
330		Forest City Enterprises, Inc (Class A)	18,183
300	*	Jones Lang LaSalle, Inc	9,903
200		LNR Property Corp	12,382
588		St. Joe Co	28,089
1,142	*	Stewart Enterprises, Inc (Class A)	7,937
325	*	Trammell Crow Co	5,109

		TOTAL REAL ESTATE	117,096

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.23%
101	*	Applied Films Corp	1,819
389		Aptargroup, Inc	17,104
100		Bandag, Inc	4,380
600		Cooper Tire & Rubber Co	12,102
100	f*	Deckers Outdoor Corp	3,400
1,909	*	Goodyear Tire & Rubber Co	20,503
226	*	Jarden Corp	8,247
166		Myers Industries, Inc	1,818
1,719		Nike, Inc (Class B)	135,457
61		Quixote Corp	1,176
524		Reebok International Ltd	19,241
353		Schulman (A.), Inc	7,780
891	*	Sealed Air Corp	41,298

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
100	*	Skechers U.S.A., Inc (Class A)	1,452
267		Spartech Corp	6,702
60	*	Trex Co, Inc	2,657
500		Tupperware Corp	8,490

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS	293,626

SECURITY AND COMMODITY BROKERS - 1.94%
850		A.G. Edwards, Inc	29,427
300	*	Affiliated Managers Group, Inc	16,062
2,446	*	Ameritrade Holding Corp	29,376
1,086		Bear Stearns Cos, Inc	104,441
216		Blackrock, Inc	15,874
10,731		Charles Schwab Corp	98,618
351		Chicago Mercantile Exchange	56,616
3,766	*	E*Trade Financial Corp	43,008
794		Eaton Vance Corp	32,070
943		Federated Investors, Inc (Class B)	26,819
1,770		Franklin Resources, Inc	98,695
69		Gabelli Asset Management, Inc (Class A)	2,957
3,564		Goldman Sachs Group, Inc	332,307
1,578	*	Instinet Group, Inc	7,937
452	*	Investment Technology Group, Inc	6,916
671		Investors Financial Services Corp	30,282
2,626		Janus Capital Group, Inc	35,740
498		Jefferies Group, Inc	17,166
1,234	*	Knight Trading Group, Inc	11,390
600	*	LaBranche & Co, Inc	5,070
1,074		Legg Mason, Inc	57,212
2,926		Lehman Brothers Holdings, Inc	233,261
10,263		Merrill Lynch & Co, Inc	510,276
11,762		Morgan Stanley	579,867
257		Nuveen Investments, Inc	7,607
190	*	Piper Jaffray Cos	7,522
600		Raymond James Financial, Inc	14,472
680		SEI Investments Co	22,902
121		SWS Group, Inc	1,946
1,130		T Rowe Price Group, Inc	57,562
877		Waddell & Reed Financial, Inc (Class A)	19,294

		TOTAL SECURITY AND COMMODITY BROKERS	2,512,692

SOCIAL SERVICES - 0.01%
125	*	Bright Horizons Family Solutions, Inc	6,786
800	*	Res-Care, Inc	9,480

		TOTAL SOCIAL SERVICES	16,266

SPECIAL TRADE CONTRACTORS - 0.04%
100		Chemed Corp	5,574
409	*	Comfort Systems U.S.A., Inc	2,699
650	*	Dycom Industries, Inc	18,454
136	*	EMCOR Group, Inc	5,116
333	*	Integrated Electrical Services, Inc	1,602
968	*	Matrix Service Co	4,956
1,376	*	Quanta Services, Inc	8,325

		TOTAL SPECIAL TRADE CONTRACTORS	46,726

STONE, CLAY, AND GLASS PRODUCTS - 0.20%
54		Ameron International Corp	1,777
311		Apogee Enterprises, Inc	4,021
135		CARBO Ceramics, Inc	9,739
280	*	Cabot Microelectronics Corp	10,150
14,483	*	Corning, Inc	160,472

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
94		Eagle Materials, Inc (Class B)	6,486
128		Eagle Materials, Inc	9,126
273		Florida Rock Industries, Inc	13,374
300		Lafarge North America, Inc	14,067
141		Libbey, Inc	2,637
1,252	*	Owens-Illinois, Inc	20,032
700	*	U.S. Concrete, Inc	4,326
385	b*	USG Corp	7,019

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	263,226

TOBACCO PRODUCTS - 0.95%
21,777		Altria Group, Inc	1,024,390
561		Loews Corp (Carolina Group)	13,672
1,512		Reynolds American, Inc	102,876
1,753		UST, Inc	70,576
241		Universal Corp (Virginia)	10,758
242		Vector Group Ltd	3,637

		TOTAL TOBACCO PRODUCTS	1,225,909

TRANSPORTATION BY AIR - 0.38%
1,700	*	AMR Corp	12,461
995	*	Airtran Holdings, Inc	9,910
248	*	Alaska Air Group, Inc	6,145
313	*	America West Holdings Corp (Class B)	1,690
620	*	Continental Airlines, Inc (Class B)	5,282
900	*	Delta Air Lines, Inc	2,961
276	*	ExpressJet Holdings, Inc	2,763
438	*	FLYi, Inc	1,713
3,193		FedEx Corp	273,608
193	*	Forward Air Corp	7,724
550	*	Frontier Airlines, Inc	4,224
1,027	*	JetBlue Airways Corp	21,485
200	*	Mesa Air Group, Inc	1,020
668	*	Northwest Airlines Corp	5,484
181	*	Offshore Logistics, Inc	6,230
400	*	Pinnacle Airlines Corp	4,040
600		Skywest, Inc	9,030
8,318		Southwest Airlines Co	113,291

		TOTAL TRANSPORTATION BY AIR	489,061

TRANSPORTATION EQUIPMENT - 2.63%
335	*	AAR Corp	4,171
148	*	Aftermarket Technology Corp	1,862
449		American Axle & Manufacturing Holdings, Inc	13,138
200		Arctic Cat, Inc	5,190
738		ArvinMeritor, Inc	13,838
1,039		Autoliv, Inc	41,976
394	*	BE Aerospace, Inc	3,585
8,938		Boeing Co	461,380
975		Brunswick Corp	44,616
270		Clarcor, Inc	12,871
200		Coachmen Industries, Inc	3,156
50		Curtiss-Wright Corp (Class B)	2,705
1,700		Dana Corp	30,073
5,341		Delphi Corp	49,618
63	*	Ducommun, Inc	1,408
400		Federal Signal Corp	7,432
570	*	Fleetwood Enterprises, Inc	8,653
18,788		Ford Motor Co	263,971
300	*	GenCorp, Inc	4,065
2,103		General Dynamics Corp	214,716

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
4,885		General Motors Corp	207,515
900		Gentex Corp	31,617
1,900		Genuine Parts Co	72,922
1,292		Goodrich Corp	40,517
3,167		Harley-Davidson, Inc	188,246
801	*	Hayes Lemmerz International, Inc	8,138
100		Heico Corp	1,768
10		Heico Corp (Class A)	135
9,100		Honeywell International, Inc	326,326
200		Kaman Corp (Class A)	2,388
3,959		Lockheed Martin Corp	220,833
220		Monaco Coach Corp	4,763
654	*	Navistar International Corp	24,322
3,758		Northrop Grumman Corp	200,414
350		Oshkosh Truck Corp	19,971
1,942		Paccar, Inc	134,231
457		Polaris Industries, Inc	25,510
89	*	Sequa Corp (Class A)	4,647
200	*	Sports Resorts International, Inc	747
100		Standard Motor Products, Inc	1,511
32	*	Strattec Security Corp	1,992
200		Superior Industries International, Inc	5,990
187	*	TRW Automotive Holdings Corp	3,525
285	*	Teledyne Technologies, Inc	7,136
347	*	Tenneco Automotive, Inc	4,546
1,338		Textron, Inc	85,993
400		Thor Industries, Inc	10,588
329		Trinity Industries, Inc	10,255
129	*	Triumph Group, Inc	4,364
496	*	United Defense Industries, Inc	19,835
5,479		United Technologies Corp	511,629
1,203		Visteon Corp	9,612
270	*	Wabash National Corp	7,417
304		Westinghouse Air Brake Technologies Corp	5,682
200		Winnebago Industries, Inc	6,928

		TOTAL TRANSPORTATION EQUIPMENT	3,400,437

TRANSPORTATION SERVICES - 0.14%
52		Ambassadors Group, Inc	1,404
891		C.H. Robinson Worldwide, Inc	41,333
300	*	EGL, Inc	9,078
1,092		Expeditors International of Washington, Inc	56,456
438		GATX Corp	11,677
200	*	HUB Group, Inc	7,450
100	*	Navigant International, Inc	1,633
130	*	Orbitz, Inc (Class A)	3,536
400	*	Pacer International, Inc	6,560
262	*	RailAmerica, Inc	2,895
1,430		Sabre Holdings Corp	35,078

		TOTAL TRANSPORTATION SERVICES	177,100

TRUCKING AND WAREHOUSING - 0.49%
200		Arkansas Best Corp	7,324
612		CNF, Inc	25,086
700	*	Central Freight Lines, Inc	4,207
100	*	Covenant Transport, Inc (Class A)	1,932
378		Heartland Express, Inc	6,974
636		Hunt (J.B.) Transport Services, Inc	23,621
380	*	Landstar System, Inc	22,298
175	*	Old Dominion Freight Line	5,042
253		Overnite Corp	7,952

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
60	*	P.A.M. Transportation Services	1,150
700	*	Quality Distribution, Inc	4,277
133	*	SCS Transportation, Inc	2,519
215	*	Sirva, Inc	4,924
670	*	Swift Transportation Co, Inc	11,269
200	*	U.S. Xpress Enterprises, Inc (Class A)	3,708
247		USF Corp	8,865
6,058		United Parcel Service, Inc (Class B)	459,923
457		Werner Enterprises, Inc	8,825
477	*	Yellow Roadway Corp	22,367

		TOTAL TRUCKING AND WAREHOUSING	632,263

WATER TRANSPORTATION - 0.03%
400		Alexander & Baldwin, Inc	13,576
200	*	Gulfmark Offshore, Inc	3,266
256	*	Kirby Corp	10,278
300		Overseas Shipholding Group, Inc	14,892
123	*	Seabulk International, Inc	1,273

		TOTAL WATER TRANSPORTATION	43,285

WHOLESALE TRADE-DURABLE GOODS - 1.80%
162		Action Performance Cos, Inc	1,641
1,016	*	Adesa, Inc	16,693
200		Agilysys, Inc	3,458
107	*	Alliance Imaging, Inc	799
356		Anixter International, Inc	12,492
200		Applied Industrial Technologies, Inc	7,148
1,174	*	Arrow Electronics, Inc	26,509
200	*	Audiovox Corp (Class A)	3,368
208	*	Aviall, Inc	4,243
1,339	*	Avnet, Inc	22,924
100		Barnes Group, Inc	2,747
186	*	BioVeris Corp	1,155
592		BorgWarner, Inc	25,628
205	*	Brightpoint, Inc	3,526
642		CDW Corp	37,255
309		Carlisle Cos, Inc	19,754
300	*	Compucom Systems, Inc	1,374
101	*	Department 56, Inc	1,646
400	*	Digi International, Inc	4,572
256	*	Global Imaging Systems, Inc	7,956
251		Handleman Co	5,135
600		Hughes Supply, Inc	18,042
1,300		IKON Office Solutions, Inc	15,626
249	*	Imagistics International, Inc	8,366
1,200	*	Ingram Micro, Inc (Class A)	19,320
468	*	Insight Enterprises, Inc	7,881
100	*	Insurance Auto Auctions, Inc	1,715
31,786		Johnson & Johnson	1,790,505
94	*	Keystone Automotive Industries, Inc	2,068
270	*	Knight Transportation, Inc	5,783
155	*	LKQ Corp	2,832
45		Lawson Products, Inc	1,844
483		Martin Marietta Materials, Inc	21,865
187	*	Metal Management, Inc	3,400
2,000	*	Microtek Medical Holdings, Inc	6,320
222	*	Navarre Corp	3,217
300		Owens & Minor, Inc	7,620
600	*	PSS World Medical, Inc	6,024
656	*	Patterson Cos, Inc	50,223
614		Pep Boys-Manny Moe & Jack	8,596

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES			VALUE
300		Reliance Steel & Aluminum Co	11,910
567		SCP Pool Corp	15,162
1,256	*	Safeguard Scientifics, Inc	2,349
133	*	Scansource, Inc	8,485
200	*	TBC Corp	4,468
616	*	Tech Data Corp	23,747
840		W.W. Grainger, Inc	48,426
200	*	WESCO International, Inc	4,850
200		Watsco, Inc	6,006
437	*	Zoran Corp	6,870
100	*	1-800 Contacts, Inc	1,521

		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,325,064

WHOLESALE TRADE-NONDURABLE GOODS - 0.65%
380		Acuity Brands, Inc	9,033
100		Advanced Marketing Services, Inc	1,079
600		Airgas, Inc	14,442
200	*	Allscripts Healthcare Solutions, Inc	1,800
1,164		AmerisourceBergen Corp	62,518
644		Brown-Forman Corp (Class B)	29,495
4,595		Cardinal Health, Inc	201,123
110	*	Central European Distribution Corp	2,457
330	*	Chiquita Brands International, Inc	5,745
1,137		DIMON, Inc	6,697
499	*	Endo Pharmaceuticals Holdings, Inc	9,162
164		Getty Realty Corp	4,300
217	*	Hain Celestial Group, Inc	3,837
468	*	Henry Schein, Inc	29,161
100		Kenneth Cole Productions, Inc (Class A)	2,814
3,257		McKesson Corp	83,542
283	*	Men’s Wearhouse, Inc	8,221
214	*	Metals USA, Inc	3,796
80		Nash Finch Co	2,516
559		Nu Skin Enterprises, Inc (Class A)	13,142
493	*	Performance Food Group Co	11,684
600		Perrigo Co	12,330
200	*	Perry Ellis International, Inc	4,498
363	*	Priority Healthcare Corp (Class B)	7,314
277		Russell Corp	4,665
171	*	School Specialty, Inc	6,739
100	*	Smart & Final, Inc	1,676
400		Standard Commercial Corp	6,300
400		Stride Rite Corp	4,100
1,397		Supervalu, Inc	38,487
6,838		Sysco Corp	204,545
292	*	Tractor Supply Co	9,180
350	*	United Natural Foods, Inc	9,310
360	*	United Stationers, Inc	15,624
193		Valhi, Inc	2,901

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	834,233

		TOTAL COMMON STOCKS	128,996,720

		(Cost $140,979,219)

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL/SHARES		VALUE

SHORT TERM INVESTMENTS - 0.28%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.28%
$360,000	Federal Farm Credit Bank (FFCB) 1.23%, 10/01/04	359,984

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	359,984

	TOTAL SHORT TERM INVESTMENTS	359,984

	(Cost $359,984)
	TOTAL PORTFOLIO - 100.08%	129,357,482
	(Cost $141,339,823)
	OTHER ASSETS & LIABILITIES, NET - (0.08)%	(100,939)

	NET ASSETS - 100.00%	$129,256,543

*	Non-income producing

b	In bankruptcy

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

f
Restricted securities — Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At September 30, 2004, the value of these securities amounted to $103,255 or 0.08% of net assets.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

OPEN FUTURES CONTRACTS:

	Number of	Market	Expiration	Unrealized
Futures Contracts	Contracts	Value	Date	Loss

E-mini S&P 500 Index	2	$111,490	December 2004	$(1,341)

TIAA-CREF Life Funds — Social Choice Equity Fund

TIAA-CREF LIFE FUNDS
Social Choice Equity Fund
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2004

PRINCIPAL/SHARES			VALUE

PREFERRED STOCKS - 0.01%

ELECTRIC, GAS, AND SANITARY SERVICES - 0.01%
841	*	NiSource, Inc (Sails)	$2,145

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,145

		TOTAL PREFERRED STOCKS	2,145

		(Cost $1,708)

COMMON STOCKS - 98.18%

AMUSEMENT AND RECREATION SERVICES - 0.02%
200	*	Gaylord Entertainment Co	6,200

		TOTAL AMUSEMENT AND RECREATION SERVICES	6,200

APPAREL AND ACCESSORY STORES - 0.44%
100	*	Charming Shoppes, Inc	712
400		Foot Locker, Inc	9,480
2,191		Gap, Inc	40,972
400		Nordstrom, Inc	15,296
400		Ross Stores, Inc	9,376
1,700		TJX Cos, Inc	37,468

		TOTAL APPAREL AND ACCESSORY STORES	113,304

APPAREL AND OTHER TEXTILE PRODUCTS - 0.10%
900	*	Collins & Aikman Corp	3,762
300		Liz Claiborne, Inc	11,316
200		Oxford Industries, Inc	7,450
200		Phillips-Van Heusen Corp	4,456

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	26,984

AUTO REPAIR, SERVICES AND PARKING - 0.01%
68		Ryder System, Inc	3,199

		TOTAL AUTO REPAIR, SERVICES AND PARKING	3,199

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.10%
200	*	Autozone, Inc	15,450
228	*	Carmax, Inc	4,913
400	*	Rush Enterprises, Inc	4,676

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	25,039

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.48%
7,028		Home Depot, Inc	275,498
2,000		Lowe’s Cos	108,700

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	384,198

BUSINESS SERVICES - 6.30%
300	*	24/7 Real Media, Inc	1,149
1,900	*	3Com Corp	8,018
551		Adobe Systems, Inc	27,258

TIAA-CREF Life Funds — Social Choice Equity Fund

PRINCIPAL/SHARES			VALUE
257	*	Akamai Technologies, Inc	3,611
100	*	Aspect Communications Corp	993
2,483		Automatic Data Processing, Inc	102,598
733	*	BEA Systems, Inc	5,065
379	*	BMC Software, Inc	5,992
271	*	Bisys Group, Inc	3,959
100	*	Blue Coat Systems, Inc	1,440
500	*	Brocade Communications Systems, Inc	2,825
274	*	CNET Networks, Inc	2,507
100	*	CSG Systems International, Inc	1,541
550	*	Cadence Design Systems, Inc	7,172
500	*	Ceridian Corp	9,205
100	*	Checkfree Corp	2,767
190	*	Ciber, Inc	1,429
190	*	Citrix Systems, Inc	3,329
420	*	Cognizant Technology Solutions Corp	12,814
593	*	Compuware Corp	3,054
700	*	Convergys Corp	9,401
400	*	DST Systems, Inc	17,788
200	*	Dun & Bradstreet Corp	11,740
600	*	Electronic Arts, Inc	27,594
2,351		Electronic Data Systems Corp	45,586
100	*	Equinix, Inc	3,077
700	*	Fiserv, Inc	24,402
46	*	Getty Images, Inc	2,544
200		Henry (Jack) & Associates, Inc	3,754
850		IMS Health, Inc	20,332
1,100	*	Innovative Solutions & Support, Inc	26,983
424	*	Intuit, Inc	19,250
246	*	Iron Mountain, Inc	8,327
1,295	*	Juniper Networks, Inc	30,562
100	*	Keynote Systems, Inc	1,416
300	*	Lamar Advertising Co	12,483
100		Manpower, Inc	4,449
24,800		Microsoft Corp	685,720
544	*	Monster Worldwide, Inc	13,404
100	*	National Processing, Inc	2,652
900	*	Novell, Inc	5,679
800		Omnicom Group, Inc	58,448
9,300	*	Oracle Corp	104,904
500	*	Peoplesoft, Inc	9,925
300	*	Perot Systems Corp (Class A)	4,818
100	*	Pixar	7,890
20	*	Portal Software, Inc	55
300	*	Red Hat, Inc	3,672
600		Robert Half International, Inc	15,462
500	*	Sapient Corp	3,815
86	*	Scansoft, Inc	351
1,000	*	Siebel Systems, Inc	7,540
520	*	Spherion Corp	4,066
8,700	*	Sun Microsystems, Inc	35,148
879	*	SunGard Data Systems, Inc	20,894
554	*	Symantec Corp	30,404
170	*	Synopsys, Inc	2,691
700		Total System Services, Inc	17,668
600	*	Unisys Corp	6,192
200	*	Universal Compression Holdings, Inc	6,814
700	*	VeriSign, Inc	13,916
900	*	Veritas Software Corp	16,020
2,500	*	Yahoo!, Inc	84,775

		TOTAL BUSINESS SERVICES	1,639,337

TIAA-CREF Life Funds — Social Choice Equity Fund

PRINCIPAL/SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS - 9.21%
200	*	Abgenix, Inc	1,972
71	*	Able Laboratories, Inc	1,360
100	*	Adolor Corp	1,125
1,300		Air Products & Chemicals, Inc	70,694
100	*	Alexion Pharmaceuticals, Inc	1,800
100	*	Alkermes, Inc	1,154
900		Allergan, Inc	65,295
449		Alpharma, Inc (Class A)	8,212
100	*	American Pharmaceutical Partners, Inc	2,757
3,911	*	Amgen, Inc	221,675
200	*	Amylin Pharmaceuticals, Inc	4,104
100	*	Atherogenics, Inc	3,295
300	*	Atrix Laboratories, Inc	9,207
1,000		Avery Dennison Corp	65,780
1,000		Avon Products, Inc	43,680
525	*	Barr Pharmaceuticals, Inc	21,751
600	*	Benthley Pharmaceuticals, Inc	6,354
400	*	BioMarin Pharmaceutical, Inc	2,076
200	*	Bioenvision, Inc	1,598
874	*	Biogen Idec, Inc	53,463
100	*	Biosite, Inc	4,896
524	*	Bone Care International, Inc	12,733
200	*	Bradley Pharmaceuticals, Inc	4,070
325		Cabot Corp	12,535
300	*	Cell Therapeutics, Inc	2,058
100	*	Cephalon, Inc	4,790
200	*	Chattem, Inc	6,450
639		Clorox Co	34,059
1,703		Colgate-Palmolive Co	76,942
200	*	Cubist Pharmaceuticals, Inc	1,976
200	*	Cytogen Corp	2,108
100	*	Dendreon Corp	841
474		Diagnostic Products Corp	19,372
93	*	Digene Corp	2,414
518	*	Dov Pharmaceutical, Inc	8,879
3,076	*	Durect Corp	4,306
200	*	Dusa Pharmaceuticals, Inc	2,296
200	*	EPIX Pharmaceuticals, Inc	3,862
1,600		Ecolab, Inc	50,304
300	*	Encysive Pharmaceuticals, Inc	2,709
600	*	Eon Labs, Inc	13,020
532	*	First Horizon Pharmaceutical	10,645
1,400	*	Forest Laboratories, Inc	62,972
500	*	Genaera Corp	1,955
668	*	Genzyme Corp	36,346
300	*	Geron Corp	1,797
1,094	*	Gilead Sciences, Inc	40,894
3,814		Gillette Co	159,196
600	*	Guilford Pharmaceuticals, Inc	3,000
268		H.B. Fuller Co	7,343
441	*	Hollis-Eden Pharmaceuticals	4,750
500	*	Human Genome Sciences, Inc	5,455
200	*	ICOS Corp	4,828
300	*	Idexx Laboratories, Inc	15,222
300	*	Ilex Oncology, Inc	7,551
500	*	Immunogen, Inc	2,525
392	*	Immunomedics, Inc	1,019
600	*	Impax Laboratories, Inc	9,216
100	*	Indevus Pharmaceuticals, Inc	709

TIAA-CREF Life Funds — Social Choice Equity Fund

PRINCIPAL/SHARES			VALUE
261	*	Inverness Medical Innovations, Inc	5,429
100	*	Invitrogen Corp	5,499
435	*	Isis Pharmaceuticals, Inc	2,132
300	*	KV Pharmaceutical Co (Class A)	5,370
1,196	*	King Pharmaceuticals, Inc	14,280
327	*	Lannett Co, Inc	3,172
234	*	Ligand Pharmaceuticals, Inc (Class B)	2,345
200	*	MGI Pharma, Inc	5,338
200		Mannatech, Inc	2,804
300	*	Martek Biosciences Corp	14,592
200	*	Medarex, Inc	1,476
600		Medicis Pharmaceutical Corp (Class A)	23,424
668	*	MedImmune, Inc	15,832
8,694		Merck & Co, Inc	286,902
800	*	Millennium Pharmaceuticals, Inc	10,968
1,501		Mylan Laboratories, Inc	27,018
100	*	NPS Pharmaceuticals, Inc	2,178
400	*	Nabi Biopharmaceuticals	5,352
300	*	Nektar Therapeutics	4,344
300	*	Neose Technologies, Inc	2,250
442	*	Noven Pharmaceuticals, Inc	9,211
100	*	Nuvelo, Inc	988
100	*	OSI Pharmaceuticals, Inc	6,146
200	*	OraSure Technologies, Inc	1,260
1,100	*	Pain Therapeutics, Inc	7,909
1,870	*	Palatin Technologies, Inc	5,442
400	*	Penwest Pharmaceuticals Co	4,516
1,200	*	Peregrine Pharmaceuticals, Inc	1,932
200	*	Pozen, Inc	1,748
800	*	Praecis Pharmaceuticals, Inc	1,760
1,350		Praxair, Inc	57,699
9,109		Procter & Gamble Co	492,979
227	*	Progenics Pharmaceuticals	3,326
200	*	Protein Design Labs, Inc	3,916
735		Rohm & Haas Co	31,583
450	*	Salix Pharmaceuticals Ltd	9,684
200	*	Sepracor, Inc	9,756
500		Sigma-Aldrich Corp	29,000
500	*	SuperGen, Inc	3,090
200	*	Tanox, Inc	3,374
58	*	United Therapeutics Corp	2,026
200	*	Vertex Pharmaceuticals, Inc	2,100
700	*	Vion Pharmaceuticals, Inc	2,947
600	*	Watson Pharmaceuticals, Inc	17,676
400	*	Zila, Inc	1,648
529	*	Zymogenetics, Inc	9,226

		TOTAL CHEMICALS AND ALLIED PRODUCTS	2,395,042

COMMUNICATIONS - 4.99%
4,700	*	AT&T Wireless Services, Inc	69,466
2,391		AT&T Corp	34,239
651		Alltel Corp	35,746
1,200	*	Avaya, Inc	16,728
5,600		BellSouth Corp	151,872
3,929	*	Comcast Corp (Class A)	110,955
2,200	*	Comcast Corp (Special Class A)	61,424
1,088	*	IAC/InterActiveCorp	23,958
100	*	Infonet Services Corp (Class B)	164
509	*	Liberty Media International, Inc	16,981
11,900	*	Lucent Technologies, Inc	37,723
1,000	*	Mastec, Inc	5,250

TIAA-CREF Life Funds — Social Choice Equity Fund

PRINCIPAL/SHARES			VALUE
100	*	NTL, Inc	6,207
1,525	*	Nextel Communications, Inc (Class A)	36,356
200	*	Novatel Wireless, Inc	4,700
350	*	Paxson Communications Corp	473
11,648		SBC Communications, Inc	302,266
2,877		Sprint Corp	57,914
200	*	UnitedGlobalcom, Inc (Class A)	1,494
400	*	Univision Communications, Inc (Class A)	12,644
7,776		Verizon Communications, Inc	306,219
200	*	XM Satellite Radio Holdings, Inc	6,204

		TOTAL COMMUNICATIONS	1,298,983

DEPOSITORY INSTITUTIONS - 10.12%
1,300		AmSouth Bancorp	31,720
3,100		BB&T Corp	123,039
800		Comerica, Inc	47,480
2,400		Fifth Third Bancorp	118,128
600		Golden West Financial Corp	66,570
450		Greenpoint Financial Corp	20,817
300	*	Intercept, Inc	5,619
15,800		JPMorgan Chase & Co	627,734
2,600		KeyCorp	82,160
1,500		Mellon Financial Corp	41,535
3,552		National City Corp	137,178
577		New York Community Bancorp, Inc	11,852
100		North Fork Bancorp, Inc	4,445
500		Northern Trust Corp	20,400
1,549		PNC Financial Services Group, Inc	83,801
1,164		Regions Financial Corp	38,482
600		Sovereign Bancorp, Inc	13,092
1,100		State Street Corp	46,981
1,400		SunTrust Banks, Inc	98,574
500		Synovus Financial Corp	13,075
9,000		U.S. Bancorp	260,100
100		UnionBanCal Corp	5,921
6,100		Wachovia Corp	286,395
7,500		Wells Fargo & Co	447,225

		TOTAL DEPOSITORY INSTITUTIONS	2,632,323

EATING AND DRINKING PLACES - 0.75%
100	*	CKE Restaurants, Inc	1,105
493		Darden Restaurants, Inc	11,497
6,066		McDonald’s Corp	170,030
41		Outback Steakhouse, Inc	1,703
300		Wendy’s International, Inc	10,080

		TOTAL EATING AND DRINKING PLACES	194,415

EDUCATIONAL SERVICES - 0.14%
462	*	Apollo Group, Inc (Class A)	33,897
100	*	Career Education Corp	2,843

		TOTAL EDUCATIONAL SERVICES	36,740

ELECTRIC, GAS, AND SANITARY SERVICES - 4.65%
2,650	*	AES Corp	26,474
696		AGL Resources, Inc	21,416
433		Allete, Inc	14,073
3,459	*	Aquila, Inc	10,792
1,728		Avista Corp	31,277
700		Black Hills Corp	19,446
400	*	Casella Waste Systems, Inc (Class A)	4,736
100		Citizens Communications Co	1,339

TIAA-CREF Life Funds — Social Choice Equity Fund

PRINCIPAL/SHARES			VALUE
1,447		Cleco Corp	24,946
3,007		DPL, Inc	61,884
1,200		Empire District Electric Co	24,660
1,400		Equitable Resources, Inc	76,034
2,200		Hawaiian Electric Industries, Inc	58,388
1,800		Idacorp, Inc	52,308
1,845		KeySpan Corp	72,324
1,115		Kinder Morgan, Inc	70,044
500		MGE Energy, Inc	15,910
2,400		National Fuel Gas Co	67,992
2,583		NiSource, Inc	54,269
1,092		Nicor, Inc	40,076
4,600		OGE Energy Corp	116,058
246		Otter Tail Corp	6,273
779		Peoples Energy Corp	32,469
2,600		Pepco Holdings, Inc	51,740
3,459		Puget Energy, Inc	78,519
926		Questar Corp	42,429
200		Resource America, Inc (Class A)	4,718
2,000	*	Sierra Pacific Resources	17,900
100	*	Stericycle, Inc	4,590
200		UGI Corp	7,452
1,155		Unisource Energy Corp	28,124
287		WGL Holdings, Inc	8,111
150	*	Waste Connections, Inc	4,752
600		Western Gas Resources, Inc	17,154
3,378		Williams Cos, Inc	40,874

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,209,551

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 5.13%
635		AVX Corp	7,525
1,162	*	Advanced Micro Devices, Inc	15,106
119	*	Agere Systems, Inc (Class A)	125
2,920	*	Agere Systems, Inc (Class B)	2,978
1,000	*	Altera Corp	19,570
700		American Power Conversion Corp	12,173
512		Ametek, Inc	15,524
800		Analog Devices, Inc	31,024
500	*	Artesyn Technologies, Inc	4,990
700	*	Avanex Corp	1,428
461		Baldor Electric Co	10,907
600	*	Broadcom Corp (Class A)	16,374
240	*	C-COR, Inc	2,028
1,400	*	CIENA Corp	2,772
300	*	Carrier Access Corp	2,085
300	*	Comverse Technology, Inc	5,649
1,361	*	Corvis Corp	1,089
100	*	Ditech Communications Corp	2,239
4,300	*	Eagle Broadband, Inc	3,096
3,178		Emerson Electric Co	196,686
1,100	*	Finisar Corp	1,430
300	*	Harmonic, Inc	1,995
300		Hubbell, Inc (Class B)	13,449
17,747		Intel Corp	356,005
100	*	Interdigital Communications Corp	1,632
100		Intersil Corp (Class A)	1,593
4,657	*	JDS Uniphase Corp	15,694
389	*	Jabil Circuit, Inc	8,947
142	*	Kemet Corp	1,149
1,277	*	LSI Logic Corp	5,504
1,600	*	MRV Communications, Inc	4,000

TIAA-CREF Life Funds — Social Choice Equity Fund

PRINCIPAL/SHARES			VALUE
700		Maxim Integrated Products, Inc	29,603
155	*	McData Corp (Class A)	780
200	*	Merix Corp	2,072
200		Microchip Technology, Inc	5,368
1,432	*	Micron Technology, Inc	17,227
700		Molex, Inc	20,874
6,600		Motorola, Inc	119,064
174	*	Mykrolis Corp	1,752
200	*	NMS Communications Corp	976
1,200		National Semiconductor Corp	18,588
236	*	Novellus Systems, Inc	6,275
100	*	Openwave Systems, Inc	882
1,800	*	Optical Communication Products, Inc	3,762
200	*	Power-One, Inc	1,296
3,800		Qualcomm, Inc	148,352
252		Scientific-Atlanta, Inc	6,532
2,892	*	Sirius Satellite Radio, Inc	9,254
200	*	Stratex Networks, Inc	448
400	*	Sycamore Networks, Inc	1,512
1,300	*	Tellabs, Inc	11,947
900	*	Terayon Communication Systems, Inc	1,908
5,274		Texas Instruments, Inc	112,231
538		Thomas & Betts Corp	14,429
500	*	Tripath Technology, Inc	850
110	*	Utstarcom, Inc	1,772
600	*	Vishay Intertechnology, Inc	7,740
541	*	Vitesse Semiconductor Corp	1,477
800		Xilinx, Inc	21,600
625	*	Zhone Technologies, Inc	1,919

		TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	1,335,256

ENGINEERING AND MANAGEMENT SERVICES - 0.53%
200	*	Accelrys, Inc	1,304
100	*	Affymetrix, Inc	3,071
200	*	Antigenics, Inc	1,206
200	*	Applera Corp (Celera Genomics Group)	2,338
200	*	Ariad Pharmaceuticals, Inc	1,338
300	*	Axonyx, Inc	1,695
744	*	BearingPoint, Inc	6,651
100	*	CV Therapeutics, Inc	1,250
360	*	Ciphergen Biosystems, Inc	1,404
100	*	Covance, Inc	3,997
300	*	CuraGen Corp	1,650
400	*	Decode Genetics, Inc	3,012
87	*	Digitas, Inc	673
200	*	Dyax Corp	1,528
767	*	Incyte Corp	7,386
100	*	Kosan Biosciences, Inc	576
100	*	Lexicon Genetics, Inc	659
200	*	Luminex Corp	1,426
617		Moody’s Corp	45,195
300	*	Oscient Pharmaceuticals Corp	1,065
1,352		Paychex, Inc	40,763
211	*	Regeneron Pharmaceuticals, Inc	1,831
500	*	Seattle Genetics, Inc	3,285
100	*	Symyx Technologies, Inc	2,355
152	*	TRC Cos, Inc	2,853

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	138,511

FABRICATED METAL PRODUCTS - 1.21%
80		Commercial Metals Co	3,178

TIAA-CREF Life Funds — Social Choice Equity Fund

PRINCIPAL/SHARES			VALUE
1,600	*	Crown Holdings, Inc	16,496
100		Gulf Island Fabrication, Inc	2,230
230		Harsco Corp	10,327
1,901		Illinois Tool Works, Inc	177,116
100	*	Jacuzzi Brands, Inc	930
2,040		Masco Corp	70,441
147		Snap-On, Inc	4,051
600		Stanley Works	25,518
2,169	*	Tower Automotive, Inc	4,533

		TOTAL FABRICATED METAL PRODUCTS	314,820

FOOD AND KINDRED PRODUCTS - 3.68%
1,303		Campbell Soup Co	34,256
7,900		Coca-Cola Co	316,395
762		Coca-Cola Enterprises, Inc	14,402
1,300		General Mills, Inc	58,370
1,208		H.J. Heinz Co	43,512
1,164		Hershey Foods Corp	54,370
1,064		Kellogg Co	45,390
300		Pepsi Bottling Group, Inc	8,145
6,552		PepsiCo, Inc	318,755
1,000		Wrigley (Wm.) Jr Co	63,310

		TOTAL FOOD AND KINDRED PRODUCTS	956,905

FOOD STORES - 0.67%
1,673		Albertson’s, Inc	40,035
2,500	*	Kroger Co	38,800
400	*	Pathmark Stores, Inc	1,940
1,708	*	Safeway, Inc	32,981
1,317	*	Starbucks Corp	59,871

		TOTAL FOOD STORES	173,627

FURNITURE AND FIXTURES - 0.43%
300		Hillenbrand Industries, Inc	15,159
1,000		Johnson Controls, Inc	56,810
200		Lear Corp	10,890
400		Leggett & Platt, Inc	11,240
867	f	Newell Rubbermaid, Inc	17,375

		TOTAL FURNITURE AND FIXTURES	111,474

FURNITURE AND HOMEFURNISHINGS STORES - 0.36%
865	*	Bed Bath & Beyond, Inc	32,100
700		Best Buy Co, Inc	37,968
500		Circuit City Stores, Inc (Circuit City Group)	7,670
400		RadioShack Corp	11,456
100	*	Williams-Sonoma, Inc	3,755

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	92,949

GENERAL BUILDING CONTRACTORS - 0.32%
200		Centex Corp	10,092
481		D.R. Horton, Inc	15,926
20		Lennar Corp (Class B)	876
300		Lennar Corp (Class A)	14,280
700		Pulte Homes, Inc	42,959

		TOTAL GENERAL BUILDING CONTRACTORS	84,133

GENERAL MERCHANDISE STORES - 1.51%
100	*	Big Lots, Inc	1,223
1,300		Costco Wholesale Corp	54,028
853		Dollar General Corp	17,188
248	*	Dollar Tree Stores, Inc	6,684

TIAA-CREF Life Funds — Social Choice Equity Fund

PRINCIPAL/SHARES			VALUE
500		Family Dollar Stores, Inc	13,550
900		J.C. Penney Co, Inc	31,752
1,000	*	Kohl’s Corp	48,190
1,600		May Department Stores Co	41,008
100		Neiman Marcus Group, Inc (Class A)	5,750
500		Saks, Inc	6,025
1,140		Sears Roebuck & Co	45,429
2,700		Target Corp	122,175

		TOTAL GENERAL MERCHANDISE STORES	393,002

HEALTH SERVICES - 0.56%
100	*	Apria Healthcare Group, Inc	2,725
1,087	*	Caremark Rx, Inc	34,860
150	*	Coventry Health Care, Inc	8,006
247	*	DaVita, Inc	7,694
300	*	Express Scripts, Inc	19,602
100	*	Gentiva Health Services, Inc	1,637
1,100		Health Management Associates, Inc (Class A)	22,473
100		Hooper Holmes, Inc	448
300	*	Lincare Holdings, Inc	8,913
400		Manor Care, Inc	11,984
100	*	NeighborCare, Inc	2,535
100	*	OCA, Inc	474
80	*	Specialty Laboratories, Inc	840
400	f*	Triad Hospitals, Inc	13,776
200		Universal Health Services, Inc (Class B)	8,700

		TOTAL HEALTH SERVICES	144,667

HOLDING AND OTHER INVESTMENT OFFICES - 2.87%
300		AMB Property Corp	11,106
1,040		Allied Capital Corp	25,366
917		Archstone-Smith Trust	29,014
100		AvalonBay Communities, Inc	6,022
200		Boston Properties, Inc	11,078
500		Crescent Real Estate Equities Co	7,870
437		Duke Realty Corp	14,508
2,846		Equity Office Properties Trust	77,554
1,718		Equity Residential	53,258
200		Fremont General Corp	4,630
400		Friedman Billings Ramsey Group, Inc	7,640
400	*	Harris & Harris Group, Inc	4,136
600		Kimco Realty Corp	30,780
2,000		Plum Creek Timber Co, Inc	70,060
1,000		Prologis	35,240
700		Public Storage, Inc	34,685
97		Rouse Co	6,487
900		Simon Property Group, Inc	48,267
500		Vornado Realty Trust	31,340
5,100		Washington Mutual, Inc	199,308
789		Weingarten Realty Investors	26,045
300		iStar Financial, Inc	12,369

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	746,763

HOTELS AND OTHER LODGING PLACES - 0.11%
500	*	Boca Resorts, Inc (Class A)	9,285
200		Marcus Corp	3,894
1,236	*	Prime Hospitality Corp	15,042

		TOTAL HOTELS AND OTHER LODGING PLACES	28,221

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.06%
4,166		3M Co	333,155

TIAA-CREF Life Funds — Social Choice Equity Fund

PRINCIPAL/SHARES			VALUE
600	*	American Standard Cos, Inc	23,346
971	*	Apple Computer, Inc	37,626
4,100	*	Applied Materials, Inc	67,609
200	*	Authentidate Holding Corp	1,212
200		Black & Decker Corp	15,488
100	*	Cirrus Logic, Inc	477
17,800	*	Cisco Systems, Inc	322,180
334		Cummins, Inc	24,679
900		Deere & Co	58,095
6,300	*	Dell, Inc	224,280
200		Diebold, Inc	9,340
5,641	*	EMC Corp	65,097
138	*	Emulex Corp	1,590
600	*	Global Power Equipment Group, Inc	4,446
583		Graco, Inc	19,531
990	*	Grant Prideco, Inc	20,285
8,819		Hewlett-Packard Co	165,356
355	*	InFocus Corp	3,252
5,200		International Business Machines Corp	445,848
74	*	Lam Research Corp	1,619
300	*	Lexmark International, Inc	25,203
77		Lincoln Electric Holdings, Inc	2,415
800	*	Milacron, Inc	2,496
292		Modine Manufacturing Co	8,792
400	*	National-Oilwell, Inc	13,144
1,000	*	Network Appliance, Inc	23,000
400		Nordson Corp	13,732
220	*	PalmOne, Inc	6,697
200		Pentair, Inc	6,982
1,400		Pitney Bowes, Inc	61,740
200		SPX Corp	7,080
300	*	Sandisk Corp	8,736
508	*	Semitool, Inc	3,856
1,000	*	Silicon Graphics, Inc	1,430
344	*	Smith International, Inc	20,891
3,788	*	Solectron Corp	18,751
92	*	Storage Technology Corp	2,324
139	*	Western Digital Corp	1,222
1,673	*	Xerox Corp	23,556

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,096,558

INSTRUMENTS AND RELATED PRODUCTS - 3.86%
177	*	Advanced Medical Optics, Inc	7,004
97	*	Aksys Ltd	461
1,300		Applera Corp (Applied Biosystems Group)	24,531
400		Bard (C.R.), Inc	22,652
283		Bausch & Lomb, Inc	18,805
2,300		Baxter International, Inc	73,968
200		Beckman Coulter, Inc	11,224
1,300		Becton Dickinson & Co	67,210
800		Biomet, Inc	37,504
2,320	*	Boston Scientific Corp	92,174
200	*	Bruker BioSciences Corp	692
300	*	Cardiac Science, Inc	576
350	*	Closure Medical Corp	4,984
100	*	Cytyc Corp	2,415
300		Dentsply International, Inc	15,582
100	*	Edwards Lifesciences Corp	3,350
100	*	Faro Technologies, Inc	2,034
56	*	Fisher Scientific International, Inc	3,266
940		Guidant Corp	62,078

TIAA-CREF Life Funds — Social Choice Equity Fund

PRINCIPAL/SHARES			VALUE
593	*	Invision Technologies, Inc	26,679
100	*	Ista Pharmaceuticals, Inc	1,219
500	*	KLA-Tencor Corp	20,740
200	*	Lexar Media, Inc	1,678
71	*	MKS Instruments, Inc	1,088
4,766		Medtronic, Inc	247,355
200		Movado Group, Inc	3,400
500	*	Nanogen, Inc	1,915
100		Oakley, Inc	1,190
900		PerkinElmer, Inc	15,498
700	*	St. Jude Medical, Inc	52,689
1,400		Stryker Corp	67,312
200		Teleflex, Inc	8,500
700	*	Thermo Electron Corp	18,914
300	*	TriPath Imaging, Inc	2,454
400	*	Varian Medical Systems, Inc	13,828
300	*	Waters Corp	13,230
700	*	Zimmer Holdings, Inc	55,328

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,003,527

INSURANCE AGENTS, BROKERS AND SERVICE - 0.63%
100		Brown & Brown, Inc	4,570
300		Gallagher (Arthur J.) & Co	9,939
2,500		Marsh & McLennan Cos, Inc	114,400
1,165	*	Medco Health Solutions, Inc	35,999

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	164,908

INSURANCE CARRIERS - 5.44%
441		Aetna, Inc	44,069
1,600		Aflac, Inc	62,736
85	*	Alleghany Corp	23,197
100		Ambac Financial Group, Inc	7,995
7,700		American International Group, Inc	523,523
506	*	Anthem, Inc	44,149
500		Chubb Corp	35,140
500		Cigna Corp	34,815
630		Cincinnati Financial Corp	25,969
300		Erie Indemnity Co (Class A)	15,306
69		Fidelity National Financial, Inc	2,629
649		Hartford Financial Services Group, Inc	40,193
200	*	Health Net, Inc	4,944
600	*	Humana, Inc	11,988
300		Jefferson-Pilot Corp	14,898
800		Lincoln National Corp	37,600
300		MBIA, Inc	17,463
100		MGIC Investment Corp	6,655
100	*	PMA Capital Corp (Class A)	755
200	*	Pacificare Health Systems, Inc	7,340
468		Phoenix Cos, Inc	4,877
900		Principal Financial Group	32,373
500		Progressive Corp	42,375
2,050		Prudential Financial, Inc	96,432
400		Safeco Corp	18,260
916		St. Paul Travelers Cos, Inc	30,283
2,272		UnitedHealth Group, Inc	167,537
700		UnumProvident Corp	10,983
500	*	Wellpoint Health Networks, Inc	52,545

		TOTAL INSURANCE CARRIERS	1,417,029

TIAA-CREF Life Funds — Social Choice Equity Fund

PRINCIPAL/SHARES			VALUE

LEATHER AND LEATHER PRODUCTS - 0.04%
252	*	Coach, Inc	10,690

		TOTAL LEATHER AND LEATHER PRODUCTS	10,690

LUMBER AND WOOD PRODUCTS - 0.02%
400	*	Champion Enterprises, Inc	4,116

		TOTAL LUMBER AND WOOD PRODUCTS	4,116

METAL MINING - 0.14%
267	*	Cleveland-Cliffs, Inc	21,592
900		Royal Gold, Inc	15,372

		TOTAL METAL MINING	36,964

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.14%
200		Callaway Golf Co	2,114
271	*	K2, Inc	3,878
1,742		Mattel, Inc	31,582

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	37,574

MISCELLANEOUS RETAIL - 1.68%
486	*	Amazon.com, Inc	19,858
1,500		CVS Corp	63,195
100		Michaels Stores, Inc	5,921
700	*	Office Depot, Inc	10,521
300		Omnicare, Inc	8,508
200		Petsmart, Inc	5,678
16	*	Priceline.com, Inc	355
1,307		Staples, Inc	38,975
300		Tiffany & Co	9,222
604	*	Toys ‘R’ Us, Inc	10,715
3,500		Walgreen Co	125,405
840		World Fuel Services Corp	30,072
1,182	*	eBay, Inc	108,673

		TOTAL MISCELLANEOUS RETAIL	437,098

MOTION PICTURES - 1.81%
8,496	*	Liberty Media Corp (Class A)	74,085
915		Metro-Goldwyn-Mayer, Inc	10,587
200		Regal Entertainment Group (Class A)	3,820
12,764	*	Time Warner, Inc	206,011
7,767		Walt Disney Co	175,146

		TOTAL MOTION PICTURES	469,649

NONDEPOSITORY INSTITUTIONS - 4.34%
200		Advanta Corp (Class A)	4,560
299		American Capital Strategies Ltd	9,371
4,753		American Express Co	244,589
823		CIT Group, Inc	30,772
750		Capital One Financial Corp	55,425
1,500		Countrywide Financial Corp	59,085
4,500		Fannie Mae	285,300
3,200		Freddie Mac	208,768
4,171		MBNA Corp	105,109
1,723	*	Providian Financial Corp	26,775
1,900		SLM Corp	84,740
100		Student Loan Corp	14,175

		TOTAL NONDEPOSITORY INSTITUTIONS	1,128,669

NONMETALLIC MINERALS, EXCEPT FUELS - 0.20%
900		Amcol International Corp	17,208

TIAA-CREF Life Funds — Social Choice Equity Fund

PRINCIPAL/SHARES			VALUE
700		Vulcan Materials Co	35,665

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	52,873

OIL AND GAS EXTRACTION - 3.93%
2,106		Anadarko Petroleum Corp	139,754
2,702		Apache Corp	135,397
600	*	Callon Petroleum Co	7,608
400	*	Cheniere Energy, Inc	7,904
1,191		Chesapeake Energy Corp	18,854
267	*	Cimarex Energy Co	9,329
174	*	Clayton Williams Energy, Inc	3,729
200	*	Comstock Resources, Inc	4,184
300	*	Delta Petroleum Corp	3,912
600	*	Denbury Resources, Inc	15,240
1,817		Devon Energy Corp	129,025
800		ENSCO International, Inc	26,136
1,388		EOG Resources, Inc	91,400
400	*	Edge Petroleum Corp	6,388
500	*	Energy Partners Ltd	8,140
500	*	FX Energy, Inc	4,520
399	*	Forest Oil Corp	12,018
900	*	Global Industries Ltd	5,562
1,800	*	Grey Wolf, Inc	8,802
200	*	Harvest Natural Resources, Inc	3,320
404		Helmerich & Payne, Inc	11,591
118	*	Houston Exploration Co	7,003
500	b*	KCS Energy, Inc	6,955
358	*	Magnum Hunter Resources, Inc	4,131
1,100	*	Meridian Resource Corp	9,713
1,300	*	Mission Resources Corp	8,177
300	*	Newfield Exploration Co	18,372
1,027		Noble Energy, Inc	59,812
856		Patterson-UTI Energy, Inc	16,324
200	*	Petroleum Development Corp	8,764
1,009		Pioneer Natural Resources Co	34,790
529	*	Plains Exploration & Production Co	12,622
500		Pogo Producing Co	23,725
1,100	*	Pride International, Inc	21,769
400		Range Resources Corp	6,996
359	*	Rowan Cos, Inc	9,478
100	*	Stone Energy Corp	4,376
400	*	Swift Energy Co	9,584
500		Tidewater, Inc	16,275
2,991	*	Transmontaigne, Inc	17,408
100	*	Varco International, Inc	2,682
500	*	Veritas DGC, Inc	11,390
731		Vintage Petroleum, Inc	14,671
1,453		XTO Energy, Inc	47,193

		TOTAL OIL AND GAS EXTRACTION	1,025,023

PAPER AND ALLIED PRODUCTS - 0.72%
2,000		Kimberly-Clark Corp	129,180
800		MeadWestvaco Corp	25,520
1,000		Sonoco Products Co	26,440
100		Temple-Inland, Inc	6,715

		TOTAL PAPER AND ALLIED PRODUCTS	187,855

PETROLEUM AND COAL PRODUCTS - 0.67%
756		Frontier Oil Corp	17,849
400	*	Giant Industries, Inc	9,720
548	*	Headwaters, Inc	16,911
900		Sunoco, Inc	66,582

TIAA-CREF Life Funds — Social Choice Equity Fund

PRINCIPAL/SHARES			VALUE
800		Valero Energy Corp	64,168

		TOTAL PETROLEUM AND COAL PRODUCTS	175,230

PRIMARY METAL INDUSTRIES - 1.04%
555	*	Andrew Corp	6,793
689	*	Century Aluminum Co	19,106
900		Engelhard Corp	25,515
100		Gibraltar Steel Corp	3,616
400	*	Imco Recycling, Inc	4,560
300	*	International Steel Group, Inc	10,110
300	*	Lone Star Technologies, Inc	11,340
100	*	Maverick Tube Corp	3,081
197		Mueller Industries, Inc	8,461
500	*	NS Group, Inc	9,250
540		Nucor Corp	49,340
1,805		Ryerson Tull, Inc	30,992
672		Schnitzer Steel Industries, Inc (Class A)	21,739
259		Steel Dynamics, Inc	10,003
400	*	Wheeling-Pittsburgh Corp	12,524
2,105		Worthington Industries, Inc	44,942

		TOTAL PRIMARY METAL INDUSTRIES	271,372

PRINTING AND PUBLISHING - 1.02%
400		Dow Jones & Co, Inc	16,244
943		McGraw-Hill Cos, Inc	75,148
522		New York Times Co (Class A)	20,410
400		R.R. Donnelley & Sons Co	12,528
200		EW Scripps Co	9,556
975		Tribune Co	40,121
100		Washington Post Co (Class B)	92,000

		TOTAL PRINTING AND PUBLISHING	266,007

RAILROAD TRANSPORTATION - 0.38%
1,800	*	ADC Telecommunications, Inc	3,258
3,185		Norfolk Southern Corp	94,722

		TOTAL RAILROAD TRANSPORTATION	97,980

REAL ESTATE - 0.00%
100	*	Stewart Enterprises, Inc (Class A)	695

		TOTAL REAL ESTATE	695

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.05%
67		Bandag, Inc	2,935
200		Cooper Tire & Rubber Co	4,034
100		Reebok International Ltd	3,672
70	*	Sealed Air Corp	3,245

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS	13,886

SECURITY AND COMMODITY BROKERS - 1.80%
300		A.G. Edwards, Inc	10,386
811	*	Ameritrade Holding Corp	9,740
3,500		Charles Schwab Corp	32,165
100		Eaton Vance Corp	4,039
300		Federated Investors, Inc (Class B)	8,532
900		Franklin Resources, Inc	50,184
1,210		Goldman Sachs Group, Inc	112,820
1,700	*	Instinet Group, Inc	8,551
500		Janus Capital Group, Inc	6,805
300		Legg Mason, Inc	15,981
3,436		Merrill Lynch & Co, Inc	170,838

TIAA-CREF Life Funds — Social Choice Equity Fund

PRINCIPAL/SHARES			VALUE
69	*	Piper Jaffray Cos	2,732
300		SEI Investments Co	10,104
500		T Rowe Price Group, Inc	25,470

		TOTAL SECURITY AND COMMODITY BROKERS	468,347

SPECIAL TRADE CONTRACTORS - 0.02%
500	*	Integrated Electrical Services, Inc	2,405
518	*	Quanta Services, Inc	3,134

		TOTAL SPECIAL TRADE CONTRACTORS	5,539

STONE, CLAY, AND GLASS PRODUCTS - 0.19%
100		Apogee Enterprises, Inc	1,293
100		CARBO Ceramics, Inc	7,214
51	*	Cabot Microelectronics Corp	1,849
3,427	*	Corning, Inc	37,971
14		Eagle Materials, Inc (Class B)	966
4		Eagle Materials, Inc	285

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	49,578

TRANSPORTATION BY AIR - 0.57%
945	*	AMR Corp	6,927
200	*	Airtran Holdings, Inc	1,992
700	*	Continental Airlines, Inc (Class B)	5,964
800	*	Delta Air Lines, Inc	2,632
300	*	FLYi, Inc	1,173
838		FedEx Corp	71,808
321	*	Frontier Airlines, Inc	2,465
150	*	JetBlue Airways Corp	3,138
390	*	Mesa Air Group, Inc	1,989
267		Skywest, Inc	4,018
3,389		Southwest Airlines Co	46,158

		TOTAL TRANSPORTATION BY AIR	148,264

TRANSPORTATION EQUIPMENT - 1.18%
100		ArvinMeritor, Inc	1,875
800		Autoliv, Inc	32,320
2,800	*	BE Aerospace, Inc	25,480
558		Brunswick Corp	25,534
700		Dana Corp	12,383
3,600		Delphi Corp	33,444
904	*	Fleetwood Enterprises, Inc	13,723
200		Gentex Corp	7,026
1,400		Genuine Parts Co	53,732
1,129		Harley-Davidson, Inc	67,108
300	*	Sports Resorts International, Inc	1,121
300		Standard Motor Products, Inc	4,533
100	*	TRW Automotive Holdings Corp	1,885
800	*	Tenneco Automotive, Inc	10,480
1,400		Visteon Corp	11,186
141	*	Wabash National Corp	3,873

		TOTAL TRANSPORTATION EQUIPMENT	305,703

TRANSPORTATION SERVICES - 0.09%
500		GATX Corp	13,330
421		Sabre Holdings Corp	10,327

		TOTAL TRANSPORTATION SERVICES	23,657

TRUCKING AND WAREHOUSING - 0.60%
2,044		United Parcel Service, Inc (Class B)	155,180

		TOTAL TRUCKING AND WAREHOUSING	155,180

TIAA-CREF Life Funds — Social Choice Equity Fund

PRINCIPAL/SHARES			VALUE

WATER TRANSPORTATION - 0.06%
400	*	Gulfmark Offshore, Inc	6,532
600	*	Hornbeck Offshore Services, Inc	9,900

		TOTAL WATER TRANSPORTATION	16,432

WHOLESALE TRADE-DURABLE GOODS - 2.95%
1,300	*	Adesa, Inc	21,359
400		Barnes Group, Inc	10,988
100		CDW Corp	5,803
1,000		IKON Office Solutions, Inc	12,020
100	*	Ingram Micro, Inc (Class A)	1,610
11,436		Johnson & Johnson	644,190
200	*	Patterson Cos, Inc	15,312
450		Reliance Steel & Aluminum Co	17,865
200	*	Safeguard Scientifics, Inc	374
700		W.W. Grainger, Inc	40,355

		TOTAL WHOLESALE TRADE-DURABLE GOODS	769,876

WHOLESALE TRADE-NONDURABLE GOODS - 0.86%
600	*	Allscripts Healthcare Solutions, Inc	5,400
1,794		Cardinal Health, Inc	78,515
1,500		McKesson Corp	38,475
400	*	Metals USA, Inc	7,096
1,206		Perrigo Co	24,783
478	*	Priority Healthcare Corp (Class B)	9,632
100		Russell Corp	1,684
200		Stride Rite Corp	2,050
1,876		Sysco Corp	56,130

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	223,765

		TOTAL COMMON STOCKS	25,549,687

		(Cost $29,207,101)
		TOTAL PORTFOLIO - 98.19%	25,551,832
		(Cost $29,208,809)
		OTHER ASSETS & LIABILITIES, NET - 1.81%	460,118

		NET ASSETS - 100.00%	$26,011,950

*	Non-income producing

b	In bankruptcy

f
Restricted securities — Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At September 30, 2004, the value of these securities amounted to $31,151 or 0.12% of net assets.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Life Funds — Large-Cap Value Fund

TIAA-CREF LIFE FUNDS
Large-Cap Value Fund
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2004

PRINCIPAL/SHARES			VALUE

COMMON STOCKS - 100.06%

APPAREL AND ACCESSORY STORES - 0.72%
11,000		Limited Brands, Inc	$245,190

		TOTAL APPAREL AND ACCESSORY STORES	245,190

APPAREL AND OTHER TEXTILE PRODUCTS - 0.12%
584		Liz Claiborne, Inc	22,028
405		VF Corp	20,027

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	42,055

BUSINESS SERVICES - 2.98%
3,630		Automatic Data Processing, Inc	149,992
4,786	*	Computer Sciences Corp	225,421
2,330	*	Jamdat Mobile, Inc	53,753
40,000	*	Manugistics Group, Inc	95,200
15,167		Microsoft Corp	419,368
8,958	*	Siebel Systems, Inc	67,543

		TOTAL BUSINESS SERVICES	1,011,277

CHEMICALS AND ALLIED PRODUCTS - 3.46%
5,500	*	Andrx Corp	122,980
10,475		Bristol-Myers Squibb Co	247,943
9,932		Merck & Co, Inc	327,756
181,002		Rhodia S.A. (Spon ADR)	269,693
1,400		Rohm & Haas Co	60,158
4,979	*	Watson Pharmaceuticals, Inc	146,681

		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,175,211

COMMUNICATIONS - 8.20%
4,977		AT&T Corp	71,271
11,525	*	Comcast Corp (Class A)	325,466
25,587		SBC Communications, Inc	663,983
17,790		Sprint Corp	358,113
20,975		Verizon Communications, Inc	825,996
16,072		Viacom, Inc (Class B)	539,376

		TOTAL COMMUNICATIONS	2,784,205

DEPOSITORY INSTITUTIONS - 16.89%
21,224		Bank of America Corp	919,636
34,504		Citigroup, Inc	1,522,316
6,589		Comerica, Inc	391,057
7,935		Fifth Third Bancorp	390,561
626		Golden West Financial Corp	69,455
13,736		JPMorgan Chase & Co	545,731
9,643		National City Corp	372,413
7,742		North Fork Bancorp, Inc	344,132
8,430		Northern Trust Corp	343,944
10,235		U.S. Bancorp	295,792

TIAA-CREF Life Funds — Large-Cap Value Fund

PRINCIPAL/SHARES			VALUE
5,274		Wachovia Corp	247,614
4,891		Wells Fargo & Co	291,650

		TOTAL DEPOSITORY INSTITUTIONS	5,734,301

EATING AND DRINKING PLACES - 1.15%
12,526	*	Brinker International, Inc	390,185

		TOTAL EATING AND DRINKING PLACES	390,185

ELECTRIC, GAS, AND SANITARY SERVICES - 7.75%
13,712	*	Allegheny Energy, Inc	218,844
20,078	*	Calpine Corp	58,226
5,110		E.ON AG. (Spon ADR)	376,607
5,565		Entergy Corp	337,295
371		Equitable Resources, Inc	20,149
3,561		Exelon Corp	130,653
364		Kinder Morgan, Inc	22,866
516		MDU Resources Group, Inc	13,586
6,446	*	NRG Energy, Inc	173,655
14,676	*	PG&E Corp	446,150
5,093		TXU Corp	244,057
14,797		Waste Management, Inc	404,550
15,761		Williams Cos, Inc	190,708

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,637,346

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 7.38%
58,276		General Electric Co	1,956,908
9,900		Motorola, Inc	178,596
12,900		Nintendo Co Ltd	194,790
10,241		STMicroelectronics NV	176,964

		TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	2,507,258

ENGINEERING AND MANAGEMENT SERVICES - 1.41%
13,186		Monsanto Co	480,234

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	480,234

FABRICATED METAL PRODUCTS - 0.67%
6,545		Masco Corp	225,999

		TOTAL FABRICATED METAL PRODUCTS	225,999

FOOD AND KINDRED PRODUCTS - 1.29%
3,979		Anheuser-Busch Cos, Inc	198,751
12,572		Coca-Cola Enterprises, Inc	237,611

		TOTAL FOOD AND KINDRED PRODUCTS	436,362

FOOD STORES - 0.66%
11,564	*	Safeway, Inc	223,301

		TOTAL FOOD STORES	223,301

FORESTRY - 0.94%
4,811		Weyerhaeuser Co	319,835

		TOTAL FORESTRY	319,835

GENERAL MERCHANDISE STORES - 0.72%
4,697		Federated Department Stores, Inc	213,385
232	*	Kmart Holding Corp	20,293
196		Neiman Marcus Group, Inc (Class A)	11,270

		TOTAL GENERAL MERCHANDISE STORES	244,948

HEALTH SERVICES - 0.82%
25,666	*	Tenet Healthcare Corp	276,936

		TOTAL HEALTH SERVICES	276,936

TIAA-CREF Life Funds — Large-Cap Value Fund

PRINCIPAL/SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES - 2.35%
2,700		AMB Property Corp	99,954
4,526		Apartment Investment & Management Co (Class A)	157,414
2,499		AvalonBay Communities, Inc	150,490
3,530		Boston Properties, Inc	195,527
2		Cross Timbers Royalty Trust	66
7,602		Ventas, Inc	197,044

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	800,495

HOTELS AND OTHER LODGING PLACES - 0.63%
11,303		Hilton Hotels Corp	212,949

		TOTAL HOTELS AND OTHER LODGING PLACES	212,949

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.07%
11,408	*	AGCO Corp	258,049
19,140	*	EMC Corp	220,876
15,505	*	Emulex Corp	178,618
16,269		Hewlett-Packard Co	305,044
1,565		International Business Machines Corp	134,183
53,917	*	Maxtor Corp	280,368

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,377,138

INSTRUMENTS AND RELATED PRODUCTS - 1.45%
3,882		Baxter International, Inc	124,845
9,645		Raytheon Co	366,317

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	491,162

INSURANCE CARRIERS - 5.00%
182		Aegon NV (ARS)	1,966
2,608		Allstate Corp	125,158
9,598		American International Group, Inc	652,568
2,393		MGIC Investment Corp	159,254
2,882		Prudential Financial, Inc	135,569
5,016		St. Paul Travelers Cos, Inc	165,829
13,207		UnumProvident Corp	207,218
3,339		XL Capital Ltd (Class A)	247,053

		TOTAL INSURANCE CARRIERS	1,694,615

MOTION PICTURES - 2.25%
47,231	*	Time Warner, Inc	762,308

		TOTAL MOTION PICTURES	762,308

NONDEPOSITORY INSTITUTIONS - 1.67%
8,946		Fannie Mae	567,176

		TOTAL NONDEPOSITORY INSTITUTIONS	567,176

OIL AND GAS EXTRACTION - 1.73%
5,807		Kerr-McGee Corp	332,451
6,802		Pioneer Natural Resources Co	234,533
418		Pogo Producing Co	19,834

		TOTAL OIL AND GAS EXTRACTION	586,818

PAPER AND ALLIED PRODUCTS - 2.21%
10,652		International Paper Co	430,447
16,565	*	Smurfit-Stone Container Corp	320,864

		TOTAL PAPER AND ALLIED PRODUCTS	751,311

PETROLEUM AND COAL PRODUCTS - 7.85%
11,918		ChevronTexaco Corp	639,282
3,635		ConocoPhillips	301,160

TIAA-CREF Life Funds — Large-Cap Value Fund

PRINCIPAL/SHARES			VALUE
35,713		ExxonMobil Corp	1,726,009

		TOTAL PETROLEUM AND COAL PRODUCTS	2,666,451

PRINTING AND PUBLISHING - 1.18%
6,133		Knight Ridder, Inc	401,405

		TOTAL PRINTING AND PUBLISHING	401,405

RAILROAD TRANSPORTATION - 0.79%
8,058		CSX Corp	267,526

		TOTAL RAILROAD TRANSPORTATION	267,526

REAL ESTATE - 0.02%
138		Forest City Enterprises, Inc (Class A)	7,604

		TOTAL REAL ESTATE	7,604

SECURITY AND COMMODITY BROKERS - 5.47%
28,168		Charles Schwab Corp	258,864
6,195		Goldman Sachs Group, Inc	577,622
4,855		Merrill Lynch & Co, Inc	241,391
15,864		Morgan Stanley	782,095

		TOTAL SECURITY AND COMMODITY BROKERS	1,859,972

STONE, CLAY, AND GLASS PRODUCTS - 0.71%
200		Lafarge North America, Inc	9,378
12,592	b*	USG Corp	229,552

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	238,930

TOBACCO PRODUCTS - 3.93%
28,397		Altria Group, Inc	1,335,795

		TOTAL TOBACCO PRODUCTS	1,335,795

TRANSPORTATION BY AIR - 0.34%
14,214	*	Northwest Airlines Corp	116,697

		TOTAL TRANSPORTATION BY AIR	116,697

TRANSPORTATION EQUIPMENT - 2.39%
6,900		General Motors Corp	293,112
67		Genuine Parts Co	2,571
2,995		Northrop Grumman Corp	159,723
3,809		United Technologies Corp	355,684

		TOTAL TRANSPORTATION EQUIPMENT	811,090

WHOLESALE TRADE-NONDURABLE GOODS - 0.86%
5,456		AmerisourceBergen Corp	293,040

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	293,042

		TOTAL COMMON STOCKS	33,977,126

		(Cost $31,623,855)
		TOTAL PORTFOLIO - 100.06%	33,977,126
		(Cost $31,623,855)
		OTHER ASSETS & LIABILITIES, NET - (0.06)%	(21,787)

		NET ASSETS - 100.00%	33,955,339

*	Non-income producing

b	In bankruptcy

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Life Funds — Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS
Small-Cap Equity Fund
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2004

PRINCIPAL/SHARES			VALUE

BOND - 0.01%

CORPORATE BONDS - 0.01%

REAL ESTATE - 0.01%
$5,000		Brookfield Homes Corp 12.000, 06/30/20	$5,150

		TOTAL REAL ESTATE	5,150

		TOTAL CORPORATE BONDS	5,150

		TOTAL BONDS	5,150
		(Cost $3,665)

COMMON STOCKS - 99.61%

AGRICULTURAL PRODUCTION-CROPS - 0.03%
100		Alico, Inc	4,260
200	*	John B. Sanfilippo & Son	5,240

		TOTAL AGRICULTURAL PRODUCTION-CROPS	9,500

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.16%
100		Seaboard Corp	58,595

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	58,595

AMUSEMENT AND RECREATION SERVICES - 0.76%
1,900	*	Alliance Gaming Corp	28,614
900	*	Argosy Gaming Co	35,280
1,200	*	Aztar Corp	31,800
300		Churchill Downs, Inc	11,745
400		Dover Downs Gaming & Entertainment, Inc	4,116
100		Dover Motorsport, Inc	429
500	*	Isle of Capri Casinos, Inc	9,685
800	*	MTR Gaming Group, Inc	7,456
1,400		Magna Entertainment Corp (Class A)	7,630
900	*	Multimedia Games, Inc	13,950
1,234	*	Penn National Gaming, Inc	49,854
9,600	*	Six Flags, Inc	52,224
500		Speedway Motorsports, Inc	16,665
700	*	Sunterra Corp	6,671

		TOTAL AMUSEMENT AND RECREATION SERVICES	276,119

APPAREL AND ACCESSORY STORES - 1.18%
1,550	*	Aeropostale, Inc	40,610
150		Bebe Stores, Inc	3,168
200		Buckle, Inc	5,494
600		Burlington Coat Factory Warehouse Corp	12,738
200	*	Carter’s, Inc	5,538
700		Cato Corp (Class A)	15,575
266	*	Charlotte Russe Holding, Inc	3,054
4,100	*	Charming Shoppes, Inc	29,192

TIAA-CREF Life Funds — Small-Cap Equity Fund

PRINCIPAL/SHARES			VALUE
500	*	Children’s Place Retail Stores, Inc	11,955
1,400		Christopher & Banks Corp	22,414
100		Deb Shops, Inc	2,440
612	*	Dress Barn, Inc	10,679
700		Finish Line, Inc (Class A)	21,644
700	b*	Footstar, Inc	2,188
2,100	*	Genesco, Inc	49,455
3,800		Goody’s Family Clothing, Inc	31,996
1,100	*	Gymboree Corp	15,840
1,700	*	Hot Topic, Inc	28,968
460	*	Jo-Ann Stores, Inc	12,898
200		Oshkosh B’gosh, Inc (Class A)	4,040
2,700	*	Payless Shoesource, Inc	27,351
200	*	Shoe Carnival, Inc	2,358
1,385	*	Stage Stores, Inc	47,395
1,300	*	Too, Inc	23,491

		TOTAL APPAREL AND ACCESSORY STORES	430,481

APPAREL AND OTHER TEXTILE PRODUCTS - 0.35%
6,400	*	Collins & Aikman Corp	26,752
700	*	DHB Industries, Inc	9,940
500	*	Guess?, Inc	8,905
40	*	Hampshire Group Ltd	1,262
800	*	Hartmarx Corp	5,936
1,000		Kellwood Co	36,450
500		Oxford Industries, Inc	18,625
900		Phillips-Van Heusen Corp	20,052

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	127,922

AUTO REPAIR, SERVICES AND PARKING - 0.15%
700		Central Parking Corp	9,254
900	*	Dollar Thrifty Automotive Group, Inc	21,897
700	*	Exide Technologies	11,095
200	*	Midas, Inc	3,240
400	*	Monro Muffler Brake, Inc	8,740

		TOTAL AUTO REPAIR, SERVICES AND PARKING	54,226

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.27%
400	*	Asbury Automotive Group, Inc	5,400
1,700	*	CSK Auto Corp	22,644
700	*	Group 1 Automotive, Inc	19,096
300		Lithia Motors, Inc (Class A)	6,378
200	*	MarineMax, Inc	4,504
1,000		Sonic Automotive, Inc	20,050
700		United Auto Group, Inc	17,563
100	*	West Marine, Inc	2,138

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	97,773

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.05%
552	*	Central Garden & Pet Co	16,902

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	16,902

BUSINESS SERVICES - 9.22%
1,500		ABM Industries, Inc	30,225
433	*	AMN Healthcare Services, Inc	5,174
1,900	*	Actuate Corp	6,707
3,300	*	Administaff, Inc	38,610
828	*	Advent Software, Inc	13,935
1,100		Advo, Inc	34,034
700	*	Altiris, Inc	22,155
200	*	Ansoft Corp	3,180

TIAA-CREF Life Funds — Small-Cap Equity Fund

PRINCIPAL/SHARES			VALUE
626	*	Ansys, Inc	31,131
1,000	*	Anteon International Corp	36,650
1,200	*	Arbitron, Inc	43,932
1,000	*	Armor Holdings, Inc	41,610
1,300	*	Asiainfo Holdings, Inc	6,344
18,777	*	Aspect Communications Corp	186,456
23,265	*	Aspen Technology, Inc	162,622
47	*	Autobytel, Inc	422
4,300	*	Bisys Group, Inc	62,823
294	*	Blue Coat Systems, Inc	4,234
2,899	*	Borland Software Corp	24,207
300		Brady Corp (Class A)	14,631
1,000	*	CACI International, Inc (Class A)	52,780
400		CDI Corp	8,200
9,854	*	CSG Systems International, Inc	151,850
1,200	*	Captaris, Inc	5,112
700	*	Carreker Corp	5,327
1,900		Catalina Marketing Corp	43,852
1,800	*	Cerner Corp	77,868
3,900	*	Ciber, Inc	29,328
200		Computer Programs & Systems, Inc	4,012
1,195	*	Corillian Corp	5,509
700	*	Covansys Corp	8,078
600	*	Digimarc Corp	5,424
1,304	*	Digital Insight Corp	17,774
1,100	*	Digital River, Inc	32,758
200	*	DigitalNet Holdings, Inc	6,043
1,100	*	DoubleClick, Inc	6,501
18,635	*	Earthlink, Inc	191,941
1,340	*	Eclipsys Corp	20,904
700		Electro Rent Corp	7,728
700	*	Embarcadero Technologies, Inc	5,922
1,400	*	Epicor Software Corp	16,842
300	*	Equinix, Inc	9,231
3,936	*	Extreme Networks, Inc	17,515
700		Factset Research Systems, Inc	33,740
1,400	*	Filenet Corp	24,444
834		Gevity HR, Inc	12,827
30		Grey Global Group, Inc	29,850
500		Healthcare Services Group	8,980
600	*	Heidrick & Struggles International, Inc	17,292
4,100	*	Homestore, Inc	9,471
1,400	*	Hyperion Solutions Corp	47,586
1,300		Imation Corp	46,267
600	*	Infocrossing, Inc	9,489
1,348	*	Intergraph Corp	36,625
400	*	Intermix Media, Inc	1,048
1,500	*	Internet Security Systems, Inc	25,500
500		Interpool, Inc	9,300
300	*	Intervideo, Inc	3,600
300	*	Intrado, Inc	3,033
1,600	*	Ipass, Inc	9,584
900	*	JDA Software Group, Inc	9,738
1,800	*	Keane, Inc	27,648
673		Kelly Services, Inc (Class A)	17,976
600	*	Keynote Systems, Inc	8,496
1,100	*	Korn/Ferry International	20,053
1,100	*	Kronos, Inc	48,719
1,500	*	Labor Ready, Inc	21,030
2,006	*	Lawson Software, Inc	11,234
895	*	MAPICS, Inc	8,100

TIAA-CREF Life Funds — Small-Cap Equity Fund

PRINCIPAL/SHARES			VALUE
3,700	*	MPS Group, Inc	31,117
748	*	MRO Software, Inc	7,480
900	*	MSC.Software Corp	7,236
1,100	*	Manhattan Associates, Inc	26,862
2,041	*	Manugistics Group, Inc	4,858
505	*	Mapinfo Corp	5,454
300	*	MarketWatch, Inc	3,747
200	*	Marlin Business Services, Inc	3,752
400	*	MedQuist, Inc	5,220
8,900	*	Medical Staffing Network Holdings, Inc	54,646
1,764	*	Memberworks, Inc	46,287
2,500	*	Mentor Graphics Corp	27,413
400	*	MicroStrategy, Inc	16,436
1,700	*	Midway Games, Inc	16,864
1,035	*	NCO Group, Inc	27,893
1,400		NDCHealth Corp	22,470
1,100	*	NIC, Inc	5,896
300	*	National Processing, Inc	7,956
1,200	*	Netegrity, Inc	9,012
100	*	Netratings, Inc	1,783
200	*	Netscout Systems, Inc	1,066
400	*	Open Solutions, Inc	9,988
400	*	Opnet Technologies, Inc	4,104
700	*	PDI, Inc	18,893
400	*	PEC Solutions, Inc	4,688
800	*	PLATO Learning, Inc	7,072
500	*	PalmSource, Inc	10,370
9,600	*	Parametric Technology Corp	50,688
800	*	Pegasus Solutions, Inc	9,536
2,700	*	Perot Systems Corp (Class A)	43,362
500	*	Portfolio Recovery Associates, Inc	14,695
1,112	*	Progress Software Corp	22,129
1,756	*	Quest Software, Inc	19,527
800	*	R.H. Donnelley Corp	39,488
88	*	Redback Networks, Inc Wts 01/02/11	352
83	*	Redback Networks, Inc Wts 01/02/11	270
2,239	*	RSA Security, Inc	43,213
730	*	Radisys Corp	10,184
980	*	Redback Networks, Inc	5,116
900	*	Rent-Way, Inc	6,165
600	*	Rewards Network, Inc	4,002
700		Rollins, Inc	17,003
2,635	*	S1 Corp	21,027
200	*	SI International, Inc	4,382
500	*	SPSS, Inc	6,665
450		SS&C Technologies, Inc	8,789
200	*	SYNNEX Corp	3,540
900	*	Serena Software, Inc	15,057
2,100	*	Sitel Corp	4,536
800	*	Sohu.com, Inc	13,304
1,600	*	Sotheby’s Holdings, Inc (Class A)	25,152
900	*	Sykes Enterprises, Inc	4,131
1,400	*	THQ, Inc	27,244
500		Talx Corp	11,545
10,076	*	TeleTech Holdings, Inc	95,117
500	*	Tier Technologies, Inc (Class B)	4,825
3,000	*	Titan Corp	41,910
1,300	*	Transaction Systems Architects, Inc (Class A)	24,161
100	*	Travelzoo, Inc	5,200
1,100	*	Trizetto Group, Inc	6,413
1,300	*	Tyler Technologies, Inc	11,492

TIAA-CREF Life Funds — Small-Cap Equity Fund

PRINCIPAL/SHARES			VALUE
15,410	*	United Online, Inc	148,244
1,600	f*	United Rentals, Inc	25,424
600	*	Universal Compression Holdings, Inc	20,442
300	*	Volt Information Sciences, Inc	8,631
1,099	*	WebEx Communications, Inc	23,980
800	*	Websense, Inc	33,336
700	*	Aquantive, Inc	6,755
600	*	eCollege.com, Inc	5,790
1,700	*	eFunds Corp	31,603
900	*	eSpeed, Inc (Class A)	8,847
400	*	iPayment, Inc	16,064
1,214	*	infoUSA, Inc	10,817

		TOTAL BUSINESS SERVICES	3,349,927

CHEMICALS AND ALLIED PRODUCTS - 6.05%
2,909	*	Abgenix, Inc	28,683
600	*	Able Laboratories, Inc	11,496
600		Aceto Corp	8,640
1,400	*	Adolor Corp	15,750
800	*	Albany Molecular Research, Inc	7,680
1,200		Albemarle Corp	42,108
1,000	*	Alexion Pharmaceuticals, Inc	18,000
3,200	*	Alkermes, Inc	36,928
1,400		Alpharma, Inc (Class A)	25,606
200		American Vanguard Corp	7,148
800		Arch Chemicals, Inc	22,800
820	*	Array Biopharma, Inc	5,732
800	*	Atrix Laboratories, Inc	24,552
2,700	*	Avant Immunotherapeutics, Inc	4,617
600	*	Benthley Pharmaceuticals, Inc	6,354
2,300	*	BioMarin Pharmaceutical, Inc	11,937
800	*	Bioenvision, Inc	6,392
500	*	Biosite, Inc	24,480
600	*	Bone Care International, Inc	14,580
500	*	Bradley Pharmaceuticals, Inc	10,175
1,000		Cambrex Corp	21,950
2,800	*	Caraco Pharmaceutical Laboratories Ltd	21,560
600	*	Chattem, Inc	19,350
1,100	*	Connetics Corp	29,722
2,000	*	Corixa Corp	8,320
1,102	*	Cypress Bioscience, Inc	12,860
1,400		Cytec Industries, Inc	68,530
600	*	Cytogen Corp	6,324
105	*	DEL Laboratories, Inc	3,465
2,071	*	Dendreon Corp	17,417
800		Diagnostic Products Corp	32,696
500	*	Digene Corp	12,980
1,700	*	Discovery Laboratories, Inc	11,390
500	*	Dov Pharmaceutical, Inc	8,570
500	*	Dusa Pharmaceuticals, Inc	5,740
721	*	Elizabeth Arden, Inc	15,184
1,900	*	Encysive Pharmaceuticals, Inc	17,157
1,629	*	Enzon, Inc	25,983
1,300	*	FMC Corp	63,141
1,500		Ferro Corp	32,715
948	*	First Horizon Pharmaceutical	18,969
2,250	*	Genta, Inc	6,053
1,000		Georgia Gulf Corp	44,590
1,600	*	Geron Corp	9,584
1,000		H.B. Fuller Co	27,400
4,700	*	Human Genome Sciences, Inc	51,277

TIAA-CREF Life Funds — Small-Cap Equity Fund

PRINCIPAL/SHARES			VALUE
1,100	*	Immucor, Inc	27,225
1,500	*	Immunomedics, Inc	3,900
1,800	*	Impax Laboratories, Inc	27,648
1,497	*	Indevus Pharmaceuticals, Inc	10,614
1,800	*	Inkine Pharmaceutical Co	9,144
1,400	*	Inspire Pharmaceuticals, Inc	22,022
100		Inter Parfums, Inc	1,365
1,000	*	InterMune, Inc	11,790
500	*	Inverness Medical Innovations, Inc	10,400
1,185	*	Isis Pharmaceuticals, Inc	5,807
800	*	Isolagen, Inc	7,560
1,300	*	KV Pharmaceutical Co (Class A)	23,270
2,252	*	Kos Pharmaceuticals, Inc	80,194
19		Kronos Worldwide, Inc	754
2,680	*	Ligand Pharmaceuticals, Inc (Class B)	26,854
1,300		MacDermid, Inc	37,648
500		Mannatech, Inc	7,010
2,900	*	Medarex, Inc	21,402
1,700	*	Medicines Co	41,038
700		Minerals Technologies, Inc	41,202
300		NL Industries, Inc	5,493
1,300	*	NPS Pharmaceuticals, Inc	28,314
2,100	*	Nabi Biopharmaceuticals	28,098
764		Nature’s Sunshine Products, Inc	11,590
700	*	Neose Technologies, Inc	5,250
2,700	*	NewMarket Corp	56,376
400	*	NitroMed, Inc	9,536
800	*	Noven Pharmaceuticals, Inc	16,672
1,741	*	Nutraceutical International Corp	24,531
1,000	*	Nuvelo, Inc	9,880
1,000	*	OM Group, Inc	36,560
2,100		Octel Corp	44,604
1,500	*	Omnova Solutions, Inc	9,045
1,000	*	Onyx Pharmaceuticals, Inc	43,010
1,400	*	OraSure Technologies, Inc	8,820
900	*	Pain Therapeutics, Inc	6,471
1,900	*	Palatin Technologies, Inc	5,529
1,200	*	Par Pharmaceutical Cos, Inc	43,116
600	*	Penwest Pharmaceuticals Co	6,774
500	*	Pharmion Corp	25,848
900		PolyMedica Corp	27,720
3,400	*	PolyOne Corp	25,568
933	*	Pozen, Inc	8,154
1,900	*	Praecis Pharmaceuticals, Inc	4,180
400	*	Progenics Pharmaceuticals	5,860
1,045	*	Quidel Corp	4,734
5,200	*	Revlon, Inc (Class A)	13,104
1,250	*	Salix Pharmaceuticals Ltd	26,900
1,576	*	Sciclone Pharmaceuticals, Inc	5,611
900	*	Serologicals Corp	20,997
9,000	b*	Solutia, Inc	2,340
200		Stepan Co	4,758
1,600	*	SuperGen, Inc	9,888
471	*	SurModics, Inc	11,186
900	*	Tanox, Inc	15,183
1,000	*	Third Wave Technologies, Inc	6,880
700	*	United Therapeutics Corp	24,451
3,000		Valeant Pharmaceuticals International	72,360
2,760	*	Vertex Pharmaceuticals, Inc	28,980
1,700	*	Vicuron Pharmaceuticals, Inc	24,956
2,000	*	Vion Pharmaceuticals, Inc	8,420

TIAA-CREF Life Funds — Small-Cap Equity Fund

PRINCIPAL/SHARES			VALUE
300	*	Virbac Corp	863
2,400	b*	WR Grace & Co	22,680
1,000		West Pharmaceutical Services, Inc	20,850
5,100	*	Zila, Inc	21,012
700	*	Zymogenetics, Inc	12,208

		TOTAL CHEMICALS AND ALLIED PRODUCTS	2,198,792

COMMUNICATIONS - 1.33%
2,200	*	AirGate PCS, Inc	43,120
2,200	*	Alamosa Holdings, Inc	16,808
1,111	*	Alaska Communications Systems Group, Inc	6,222
1,200	*	Arch Wireless, Inc	34,476
100	*	Beasley Broadcast Group, Inc (Class A)	1,570
700	*	Boston Communications Group	6,139
1,200	*	Centennial Communications Corp	7,056
9,715	*	Charter Communications, Inc (Class A)	25,842
8,800	*	Cincinnati Bell, Inc	30,712
800	*	Commonwealth Telephone Enterprises, Inc	34,840
500	*	Crown Media Holdings, Inc (Class A)	4,175
700		CT Communications, Inc	9,653
453		D&E Communications, Inc	5,210
12,819	*	Dobson Communications Corp (Class A)	17,049
1,800	*	Emmis Communications Corp (Class A)	32,508
1,600		Gray Television, Inc	19,040
2,200	*	Infonet Services Corp (Class B)	3,608
1,638	*	Insight Communications Co, Inc	14,414
1,000	*	ITC Deltacom, Inc	4,410
700	*	j2 Global Communications, Inc	22,113
500	*	Lodgenet Entertainment Corp	6,600
700	*	Mastec, Inc	3,675
2,440	*	Mediacom Communications Corp	15,933
216	*	Metrocall Holdings, Inc	14,008
700	*	Net2Phone, Inc	2,254
700	*	Novatel Wireless, Inc	16,450
2,700	*	Primus Telecommunications Group	3,969
2,269	*	PTEK Holdings, Inc	19,445
1,500	b*	RCN Corp	86
30	*	Regent Communications, Inc	170
600	*	Saga Communications, Inc (Class A)	10,170
1,600		Sinclair Broadcast Group, Inc (Class A)	11,680
1,031	*	Talk America Holdings, Inc	5,392
1,782	*	Time Warner Telecom, Inc (Class A)	8,554
1,600	*	Tivo, Inc	10,592
1,400	*	Triton PCS Holdings, Inc (Class A)	3,584
1,100	*	Ubiquitel, Inc	4,400
1,000	f*	Wiltel Communications Group, Inc Escrow Rts	—
900	*	Wireless Facilities, Inc	6,273

		TOTAL COMMUNICATIONS	482,200

DEPOSITORY INSTITUTIONS - 9.92%
1,200		1st Source Corp	30,768
400		ABC Bancorp	8,068
251	*	ACE Cash Express, Inc	6,536
430	*	AmericanWest Bancorp	8,110
2,947		Anchor Bancorp Wisconsin, Inc	76,327
269		Arrow Financial Corp	8,075
91		Bancfirst Corp	5,835
2,100		Bancorpsouth, Inc	48,279
400		Bank of The Ozarks, Inc	11,892
1,600		BankAtlantic Bancorp, Inc (Class A)	29,312
900	*	BankUnited Financial Corp (Class A)	26,235

TIAA-CREF Life Funds — Small-Cap Equity Fund

PRINCIPAL/SHARES			VALUE
436		Banner Corp	12,818
200		Berkshire Hills Bancorp, Inc	7,390
900		Boston Private Financial Holdings, Inc	22,464
296		Bryn Mawr Bank Corp	5,944
20		C&F Financial Corp	760
600		CB Bancshares, Inc	57,000
50		CNB Financial Corp	760
1,338		CVB Financial Corp	29,730
800		Camden National Corp	27,608
80		Capital City Bank Group, Inc	3,097
194		Capital Corp of the West	8,342
600		Cascade Bancorp	11,640
400		Center Financial Corp	7,608
410	*	Central Coast Bancorp	8,364
600		Central Pacific Financial Corp	16,512
100		Century Bancorp, Inc (Class A)	3,175
850		Chemical Financial Corp	31,042
1,600		Chittenden Corp	43,600
1,500		Citizens Banking Corp	48,855
300		Citizens First Bancorp, Inc	7,527
300		City Bank	10,494
600		City Holding Co	19,734
387		Coastal Financial Corp	5,595
505		Columbia Banking System, Inc	12,014
25		Commercial Bankshares, Inc	760
1,319		Commercial Capital Bancorp, Inc	29,928
2,200		Commercial Federal Corp	59,356
1,000		Community Bank System, Inc	25,130
1,368		Community Trust Bancorp, Inc	42,517
600		Corus Bankshares, Inc	25,878
1,150		Dime Community Bancshares	19,320
700		Downey Financial Corp	38,472
50		Exchange National Bancshares, Inc	1,463
300		FNB Corp (Virginia)	7,938
100		FNB Corp, Inc (North Carolina)	1,768
500		Fidelity Bankshares, Inc	18,595
300		First Bancorp (North Carolina)	10,116
900		First Bancorp (Puerto Rico)	43,470
100		First Citizens Banc Corp	2,168
200		First Citizens Bancshares, Inc (Class A)	23,600
2,574		First Commonwealth Financial Corp	35,032
500		First Community Bancorp	20,500
761		First Federal Capital Corp	23,013
500		First Financial Bankshares, Inc	20,080
600		First Financial Corp (Indiana)	18,852
500		First Financial Holdings, Inc	15,630
100		First Financial Service Corp	2,536
700		First Merchants Corp	17,256
1,366		First Midwest Bancorp, Inc	47,209
1,648		First National Bankshares of Florida, Inc	40,458
250		First Oak Brook Bancshares, Inc	7,710
100		First of Long Island Corp	4,268
500		First Republic Bank	23,000
183		First State Bancorp	5,770
200		First United Corp	4,038
1,200	*	FirstFed Financial Corp	58,656
200		Flag Financial Corp	2,670
1,100		Flagstar Bancorp, Inc	23,408
650		Flushing Financial Corp	12,357
603		Frontier Financial Corp	21,286
125		GB&T Bancshares, Inc	2,758

TIAA-CREF Life Funds — Small-Cap Equity Fund

PRINCIPAL/SHARES			VALUE
896		Glacier Bancorp, Inc	26,127
1,400		Gold Banc Corp, Inc	18,886
500		Great Southern Bancorp, Inc	15,625
100		Greene County Bancshares, Inc	2,384
1,000		Hancock Holding Co	31,790
800		Harbor Florida Bancshares, Inc	24,880
945		Harleysville National Corp	23,162
350		Heartland Financial U.S.A., Inc	6,458
400		Horizon Financial Corp	7,684
3,500		Hudson River Bancorp, Inc	66,430
200		IberiaBank Corp	11,544
494		Independent Bank Corp (Massachusetts)	15,270
800		Independent Bank Corp (Michigan)	21,600
400		Interchange Financial Services Corp	9,588
187		International Bancshares Corp	6,872
600		Irwin Financial Corp	15,492
164	*	Itla Capital Corp	7,577
200		Lakeland Financial Corp	6,780
958		MAF Bancorp, Inc	41,319
700		MB Financial, Inc	27,748
600		MBT Financial Corp	11,778
15		Macatawa Bank Corp	421
500		Main Street Banks, Inc	15,300
430		MainSource Financial Group, Inc	8,815
815		Mid-State Bancshares	20,970
100		NASB Financial, Inc	3,942
800		Nara Bancorp, Inc	16,120
114		National Bankshares, Inc	4,982
22,341		NetBank, Inc	223,633
100		Northern States Financial Corp	2,784
500		Northwest Bancorp, Inc	11,335
100		Oak Hill Financial, Inc	3,478
200		OceanFirst Financial Corp	4,852
1,900	*	Ocwen Financial Corp	17,385
400		Old Second Bancorp, Inc	11,188
150		Oneida Financial Corp	1,744
440		PFF Bancorp, Inc	16,839
1,658		Pacific Capital Bancorp	49,044
500		Park National Corp	63,615
585		Partners Trust Financial Group, Inc	6,061
352		Peapack Gladstone Financial Corp	10,683
320		Pennrock Financial Services Corp	8,883
420		Peoples Bancorp, Inc	11,054
350		Peoples Holding Co	11,393
43		Provident Bancorp, Inc	505
1,163		Provident Bankshares Corp	39,019
600		Provident Financial Holdings	17,400
6,650		R & G Financial Corp (Class B)	257,023
710		Republic Bancorp, Inc (Michigan)	10,934
315		Republic Bancorp, Inc (Class A) (Kentucky)	7,308
989		S & T Bancorp, Inc	35,317
400		S.Y. Bancorp, Inc	9,028
300		SCBT Financial Corp	8,850
220		Santander Bancorp	5,500
400		Seacoast Banking Corp of Florida	8,544
100		Security Bank Corp	3,500
1,200	*	Silicon Valley Bancshares	44,604
1,540		Simmons First National Corp (Class A)	39,393
15		Southside Bancshares, Inc	305
362		Southwest Bancorp, Inc	7,982
25		State Bancorp, Inc	566

TIAA-CREF Life Funds — Small-Cap Equity Fund

PRINCIPAL/SHARES			VALUE
200		State Financial Services Corp (Class A)	5,488
775		Sterling Financial Corp (Pennsylvania)	20,801
801	*	Sterling Financial Corp (Spokane)	28,227
15	*	Sun Bancorp, Inc (New Jersey)	329
100		Taylor Capital Group, Inc	2,400
800	*	Texas Capital Bancshares, Inc	14,520
1,500		Texas Regional Bancshares, Inc (Class A)	46,635
5,200		TierOne Corp	119,912
400		Trico Bancshares	8,368
2,600		Trustco Bank Corp NY	33,332
1,735		Trustmark Corp	53,924
530		U.S.B. Holding Co, Inc	13,398
2,731		UMB Financial Corp	130,187
1,713		Umpqua Holdings Corp	38,645
300		Union Bankshares Corp	9,348
1,000		United Bankshares, Inc	34,650
1,100		United Community Banks, Inc	26,697
3,330		United Community Financial Corp	37,862
762		Unizan Financial Corp	21,039
294		Virginia Financial Group, Inc	9,555
200		WSFS Financial Corp	10,000
700		Wesbanco, Inc	20,356
600		West Coast Bancorp	12,498
1,125		Westamerica Bancorp	61,751
157	*	Western Sierra Bancorp	5,227
100		Yadkin Valley Bank and Trust Co	1,400

		TOTAL DEPOSITORY INSTITUTIONS	3,604,318

EATING AND DRINKING PLACES - 1.70%
1,300		Bob Evans Farms, Inc	35,308
200	*	Buffalo Wild Wings, Inc	5,608
1,800		CBRL Group, Inc	64,944
1,350	*	CEC Entertainment, Inc	49,613
13,400	*	CKE Restaurants, Inc	148,070
700	*	California Pizza Kitchen, Inc	15,295
700	*	Cosi, Inc	3,745
400	*	Dave & Buster’s, Inc	7,592
700		IHOP Corp	26,747
1,700	*	Jack In The Box, Inc	53,941
2,000	*	Krispy Kreme Doughnuts, Inc	25,320
1,200		Landry’s Restaurants, Inc	32,748
553		Lone Star Steakhouse & Saloon, Inc	14,284
756	*	O’Charley’s, Inc	12,323
807	*	Papa John’s International, Inc	24,759
1,200	*	Rare Hospitality International, Inc	31,980
2,395	*	Ryan’s Restaurant Group, Inc	35,542
900	*	The Steak N Shake Co	15,372
1,300		Triarc Cos (Class B)	14,911

		TOTAL EATING AND DRINKING PLACES	618,102

EDUCATIONAL SERVICES - 0.04%
500	*	Universal Technical Institute, Inc	15,090

		TOTAL EDUCATIONAL SERVICES	15,090

ELECTRIC, GAS, AND SANITARY SERVICES - 3.53%
7,100	*	Aquila, Inc	22,152
1,857		Atmos Energy Corp	46,778
1,900		Avista Corp	34,390
1,100		Black Hills Corp	30,558
600		CH Energy Group, Inc	27,480
6,000	*	CMS Energy Corp	57,120

TIAA-CREF Life Funds — Small-Cap Equity Fund

PRINCIPAL/SHARES			VALUE
15,100	*	Calpine Corp	43,790
400		Cascade Natural Gas Corp	8,492
500	*	Casella Waste Systems, Inc (Class A)	5,920
400		Central Vermont Public Service Corp	8,044
1,700		Cleco Corp	29,308
2,800		Duquesne Light Holdings, Inc	50,288
1,459	*	Duratek, Inc	25,956
1,900	*	El Paso Electric Co	30,533
1,400		Energen Corp	72,170
300		EnergySouth, Inc	8,175
1,400		Idacorp, Inc	40,684
800		Laclede Group, Inc	23,384
700		MGE Energy, Inc	22,274
1,000		New Jersey Resources Corp	41,400
1,600		Nicor, Inc	58,720
1,100		Northwest Natural Gas Co	34,903
900		Otter Tail Corp	22,950
2,150		PNM Resources, Inc	48,397
1,400		Peoples Energy Corp	58,352
1,246		Resource America, Inc (Class A)	29,393
4,300	*	Sierra Pacific Resources	38,485
2,310	*	Southern Union Co	47,355
2,500		Southwest Gas Corp	59,875
1,600		UIL Holdings Corp	78,704
3,000		Unisource Energy Corp	73,050
1,800		WGL Holdings, Inc	50,868
1,650	*	Waste Connections, Inc	52,272

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,282,220

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 6.18%
1,100	*	AMIS Holdings, Inc	14,872
1,100	*	ATMI, Inc	22,528
900	*	Actel Corp	13,680
762	*	Advanced Energy Industries, Inc	7,079
2,379	*	Aeroflex, Inc	25,146
700	*	Anaren Microwave, Inc	9,422
377		Applied Signal Technology, Inc	12,060
3,107	*	Arris Group, Inc	16,219
1,230	*	Artesyn Technologies, Inc	12,275
2,915	*	Avanex Corp	5,947
500		Baldor Electric Co	11,830
400		Bel Fuse, Inc (Class B)	13,232
1,550	*	Benchmark Electronics, Inc	46,190
800		C&D Technologies, Inc	15,216
7,486	*	C-COR, Inc	63,257
1,300		CTS Corp	16,380
800	*	California Micro Devices Corp	6,184
700	*	Carrier Access Corp	4,865
200	*	Catapult Communications Corp	3,768
187		Celestica, Inc (U.S.)	2,375
1,300	*	Checkpoint Systems, Inc	20,241
517	*	Comtech Telecommunications	14,011
600		Cubic Corp	13,740
900	*	DDi Corp	4,563
1,000	*	DSP Group, Inc	21,050
600	*	Digital Theater Systems, Inc	10,950
275	*	Diodes, Inc	7,084
1,000	*	Ditech Communications Corp	22,390
500	*	Dupont Photomasks, Inc	8,520
400	*	EMS Technologies, Inc	6,900
19,804	*	ESS Technology, Inc	135,657

TIAA-CREF Life Funds — Small-Cap Equity Fund

PRINCIPAL/SHARES			VALUE
1,000	*	Electro Scientific Industries, Inc	17,350
100	*	Energy Conversion Devices, Inc	1,326
1,600	*	Entegris, Inc	13,344
242		Franklin Electric Co, Inc	9,583
1,500	*	FuelCell Energy, Inc	15,375
449	*	Genlyte Group, Inc	28,911
3,600	*	GrafTech International Ltd	50,220
900		Helix Technology Corp	12,236
1,600	*	Hexcel Corp	22,112
890	*	Hutchinson Technology, Inc	23,790
700	*	IXYS Corp	5,026
800	*	Inet Technologies, Inc	10,064
5,062	*	Integrated Device Technology, Inc	48,241
693		Inter-Tel, Inc	14,983
1,400	*	InterVoice, Inc	15,078
2,000	*	Interdigital Communications Corp	32,640
3,100	*	Kemet Corp	25,079
25		LSI Industries, Inc	261
3,870	*	Lattice Semiconductor Corp	19,002
400	*	Lifeline Systems, Inc	9,768
635	*	Littelfuse, Inc	21,927
1,415	*	MIPS Technologies, Inc	8,066
1,445	*	Mattson Technology, Inc	11,112
4,239	*	McData Corp (Class A)	21,322
825	*	Mercury Computer Systems, Inc	22,209
1,303		Methode Electronics, Inc	16,665
400	*	Metrologic Instruments, Inc	6,340
2,400	*	Micrel, Inc	24,984
2,100	*	Microsemi Corp	29,610
900	*	Moog, Inc (Class A)	32,670
8,800	*	Mykrolis Corp	88,616
4,300	*	ON Semiconductor Corp	13,459
500	*	OSI Systems, Inc	8,050
2,000	*	Omnivision Technologies, Inc	28,300
800	*	PLX Technology, Inc	5,768
600		Park Electrochemical Corp	12,720
8,058	*	Photronics, Inc	133,924
1,500	*	Pixelworks, Inc	15,015
528	*	Plug Power, Inc	3,384
32,907	*	RF Micro Devices, Inc	208,630
300		Raven Industries, Inc	13,335
1,300	*	Rayovac Corp	34,255
80	b*	Read-Rite Corp	—
500		Regal-Beloit Corp	12,095
600	*	Rogers Corp	25,494
500	*	SBS Technologies, Inc	6,100
896	*	Seachange International, Inc	14,327
900	*	Sigmatel, Inc	19,089
2,700	*	Silicon Image, Inc	34,128
2,900	*	Silicon Storage Technology, Inc	18,473
602	*	Siliconix, Inc	21,570
300		Smith (A.O.) Corp	7,305
650		Spectralink Corp	6,175
700	*	Standard Microsystems Corp	12,257
500	*	Stoneridge, Inc	7,050
300	*	Supertex, Inc	5,829
11,104	*	TTM Technologies, Inc	98,715
1,400	*	Technitrol, Inc	27,300
900	*	Tessera Technologies, Inc	19,890
2,100		Thomas & Betts Corp	56,322
561	*	Universal Electronics, Inc	9,414

TIAA-CREF Life Funds — Small-Cap Equity Fund

PRINCIPAL/SHARES			VALUE
629	*	Valence Technology, Inc	2,164
1,300	*	Varian Semiconductor Equipment Associates, Inc	40,170
4,788	*	Verso Technologies, Inc	4,549
791	*	Viasat, Inc	15,899
652		Vicor Corp	6,592
7,628	*	Vitesse Semiconductor Corp	20,824
1,715	*	Westell Technologies, Inc	8,867
700	*	Wilson Greatbatch Technologies, Inc	12,523
300		Woodhead Industries, Inc	4,140
1,900	*	Zhone Technologies, Inc	5,833

		TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	2,245,475

ENGINEERING AND MANAGEMENT SERVICES - 2.25%
500	*	Accelrys, Inc	3,260
1,314	*	Answerthink, Inc	7,030
900	*	Antigenics, Inc	5,427
2,600	*	Applera Corp (Celera Genomics Group)	30,394
1,900	*	Ariad Pharmaceuticals, Inc	12,711
1,800	*	Axonyx, Inc	10,170
3,837	*	Century Business Services, Inc	17,228
400	*	Charles River Associates, Inc	15,316
500	*	Cornell Cos, Inc	6,200
1,200	*	Corrections Corp of America	42,432
1,600	*	CuraGen Corp	8,800
1,992	*	Digitas, Inc	15,398
900	*	Diversa Corp	7,515
900	*	Dyax Corp	6,876
2,300	*	Exelixis, Inc	18,538
200	*	Exponent, Inc	5,510
400	*	Exult, Inc	2,104
2,200	*	Gartner, Inc (Class A)	25,718
300	*	Genencor International, Inc	4,815
2,250	*	Incyte Corp	21,668
800	*	Keryx Biopharmaceuticals, Inc	8,952
800	*	Kosan Biosciences, Inc	4,608
400	*	LECG Corp	6,764
2,300	*	Lexicon Genetics, Inc	15,157
1,000	*	Lifecell Corp	10,000
700	*	MAXIMUS, Inc	20,167
300	*	MTC Technologies, Inc	8,289
800	*	Maxygen, Inc	7,912
1,700	*	Navigant Consulting, Inc	37,332
600	*	Neopharm, Inc	5,136
2,200	*	Oscient Pharmaceuticals Corp	7,810
500	*	PRG-Schultz International, Inc	2,870
886	*	Parexel International Corp	17,366
800	*	Per-Se Technologies, Inc	10,976
3,202	*	Pharmos Corp	9,222
1,400	*	Regeneron Pharmaceuticals, Inc	12,152
800	*	Resources Connection, Inc	30,224
400	*	Rigel Pharmaceuticals, Inc	10,120
450	*	SFBC International, Inc	11,840
1,100	*	Seattle Genetics, Inc	7,227
2,261	*	Sourcecorp	50,059
1,600	*	Telik, Inc	35,680
2,000	*	Tetra Tech, Inc	25,340
600	*	Trimeris, Inc	9,030
1,100	*	URS Corp	29,348
700	*	Ventiv Health, Inc	11,865
2,716	*	Washington Group International, Inc	94,028
1,100		Watson Wyatt & Co Holdings	28,930

TIAA-CREF Life Funds — Small-Cap Equity Fund

PRINCIPAL/SHARES			VALUE
1,550	*	eResearch Technology, Inc	20,662

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	816,176

FABRICATED METAL PRODUCTS - 1.19%
500		CIRCOR International, Inc	9,750
1,000		Commercial Metals Co	39,720
7,700	*	Crown Holdings, Inc	79,387
200	*	Drew Industries, Inc	7,170
2,800	*	Griffon Corp	59,080
300		Gulf Island Fabrication, Inc	6,690
900	*	Intermagnetics General Corp	20,835
2,800	*	Jacuzzi Brands, Inc	26,040
300		Lifetime Hoan Corp	4,455
700	*	NCI Building Systems, Inc	22,330
2,400	*	Shaw Group, Inc	28,800
1,300		Silgan Holdings, Inc	60,190
600		Simpson Manufacturing Co, Inc	37,920
2,000	*	Tower Automotive, Inc	4,180
500		Valmont Industries, Inc	10,435
400	*	Water Pik Technologies, Inc	5,960
300		Watts Water Technologies, Inc (Class A)	8,055

		TOTAL FABRICATED METAL PRODUCTS	430,997

FOOD AND KINDRED PRODUCTS - 1.12%
600		American Italian Pasta Co (Class A)	15,690
2,500		Cal-Maine Foods, Inc	27,425
200		Coca-Cola Bottling Co Consolidated	10,804
1,300		Corn Products International, Inc	59,930
10,000	*	Darling International, Inc	43,100
1,200		Flowers Foods, Inc	31,020
200	*	Hansen Natural Corp	4,824
3,900	*	Hercules, Inc	55,575
1,200	*	Interstate Bakeries Corp	4,680
200	*	J & J Snack Foods Corp	8,576
900		Lance, Inc	14,535
500	*	M&F Worldwide Corp	6,505
1,100		Ralcorp Holdings, Inc	39,710
400	*	Robert Mondavi Corp (Class A)	15,668
976		Sanderson Farms, Inc	32,647
1,700		Sensient Technologies Corp	36,788

		TOTAL FOOD AND KINDRED PRODUCTS	407,477

FOOD STORES - 0.18%
500	*	Great Atlantic & Pacific Tea Co, Inc	3,050
300		Ingles Markets, Inc (Class A)	3,618
200	*	Pantry, Inc	5,034
1,000	*	Pathmark Stores, Inc	4,850
1,200		Ruddick Corp	23,568
400		Weis Markets, Inc	13,552
200	*	Wild Oats Markets, Inc	1,728
2,900	*	Winn-Dixie Stores, Inc	8,961

		TOTAL FOOD STORES	64,361

FURNITURE AND FIXTURES - 0.83%
400		Bassett Furniture Industries, Inc	7,552
1,200		Ethan Allen Interiors, Inc	41,700
1,900		Furniture Brands International, Inc	47,652
170		Hooker Furniture Corp	4,697
1,000		Kimball International, Inc (Class B)	13,880
11,000		La-Z-Boy, Inc	166,980
176		Stanley Furniture Co, Inc	7,744

TIAA-CREF Life Funds — Small-Cap Equity Fund

PRINCIPAL/SHARES			VALUE
700	*	Tempur-Pedic International, Inc	10,493

		TOTAL FURNITURE AND FIXTURES	300,698

FURNITURE AND HOMEFURNISHINGS STORES - 0.39%
400	*	Electronics Boutique Holdings Corp	13,640
500	*	Gamestop Corp (Class A)	9,255
870	*	Guitar Center, Inc	37,671
700		Haverty Furniture Cos, Inc	12,278
200	*	Kirkland’s, Inc	1,880
1,600	*	Linens’n Things, Inc	37,072
200	*	Restoration Hardware, Inc	1,036
2,900	*	Trans World Entertainment Corp	28,333

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	141,165

GENERAL BUILDING CONTRACTORS - 0.73%
500		Beazer Homes U.S.A., Inc	53,445
1,100		Brookfield Homes Corp	28,985
600		Levitt Corp (Class A)	14,076
700	*	Palm Harbor Homes, Inc	11,795
7,300	*	Perini Corp	104,098
334		Technical Olympic U.S.A., Inc	9,432
1,200	*	WCI Communities, Inc	27,960
1,000		Walter Industries, Inc	16,020

		TOTAL GENERAL BUILDING CONTRACTORS	265,811

GENERAL MERCHANDISE STORES - 0.44%
900	*	99 Cents Only Stores	12,807
170		Bon-Ton Stores, Inc	2,072
225	*	Brookstone, Inc	4,250
1,682		Casey’s General Stores, Inc	31,268
600		Fred’s, Inc	10,776
3,400	*	ShopKo Stores, Inc	59,194
700	*	Stein Mart, Inc	10,654
900	*	Tuesday Morning Corp	27,828

		TOTAL GENERAL MERCHANDISE STORES	158,849

HEALTH SERVICES - 2.23%
400	*	Amedisys, Inc	11,980
1,100	*	America Service Group, Inc	45,144
1,000	*	American Healthways, Inc	29,110
1,056	*	Amsurg Corp	22,366
2,400	*	Apria Healthcare Group, Inc	65,400
3,800	*	Beverly Enterprises, Inc	28,766
200	*	Corvel Corp	5,936
800	*	Cross Country Healthcare, Inc	12,400
3,300	*	First Health Group Corp	53,097
660	*	Genesis HealthCare Corp	20,071
3,400	*	Gentiva Health Services, Inc	55,658
300	b*	Impath, Inc	1,530
1,100	*	Inveresk Research Group, Inc	40,579
900	*	Kindred Healthcare, Inc	21,960
400		LCA-Vision, Inc	10,316
600	*	LabOne, Inc	17,538
1,400	*	LifePoint Hospitals, Inc	42,014
1,000	*	Magellan Health Services, Inc	36,560
300		National Healthcare Corp	8,550
1,320	*	NeighborCare, Inc	33,462
1,500	*	OCA, Inc	7,110
500		Option Care, Inc	7,735
900	*	Pediatrix Medical Group, Inc	49,365
1,800	*	Province Healthcare Co	37,656

TIAA-CREF Life Funds — Small-Cap Equity Fund

PRINCIPAL/SHARES			VALUE
400	*	Psychiatric Solutions, Inc	10,140
2,000	*	RehabCare Group, Inc	46,060
3,300		Select Medical Corp	44,319
1,100	*	Sunrise Senior Living, Inc	38,632
300	*	Symbion, Inc	4,832
200	*	VistaCare, Inc (Class A)	3,062

		TOTAL HEALTH SERVICES	811,348

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.09%
1,300		Granite Construction, Inc	31,070

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	31,070

HOLDING AND OTHER INVESTMENT OFFICES - 9.84%
500	*	4Kids Entertainment, Inc	10,100
2,400		AMLI Residential Properties Trust	73,320
400		Alabama National Bancorp	23,948
303		Amcore Financial, Inc	8,599
3,900		American Financial Realty Trust	55,029
1,300		American Home Mortgage Investment Corp	36,335
100	*	American Realty Investors, Inc	861
2,000		Anthracite Capital, Inc	22,240
8,100		Anworth Mortgage Asset Corp	92,178
2,200		Apollo Investment Corp	31,130
300		Arbor Realty Trust, Inc	6,660
500		Bedford Property Investors	15,170
1,500		Brandywine Realty Trust	42,720
700		CRT Properties, Inc	15,015
1,100		Capital Automotive REIT	34,397
200		Capital Trust, Inc	5,820
400		Capitol Bancorp Ltd	11,736
1,900		Capstead Mortgage Corp	23,655
900		CarrAmerica Realty Corp	29,430
200		Cherokee, Inc	4,772
2,600		Colonial Properties Trust	104,572
1,944		Commercial Net Lease Realty, Inc	35,420
1,377		Community First Bankshares, Inc	44,147
400		Correctional Properties Trust	10,920
100	*	Criimi MAE, Inc	1,468
100	*	Enstar Group, Inc	4,956
800		Entertainment Properties Trust	30,240
1,200		Equity One, Inc	23,544
100		First Defiance Financial Corp	2,601
1,500		First Industrial Realty Trust, Inc	55,350
47		First Niagara Financial Group, Inc	629
500		First Place Financial Corp	10,000
1,100		Gables Residential Trust	37,565
300		Gladstone Capital Corp	6,813
1,300		Glimcher Realty Trust	31,590
5,745		Greater Bay Bancorp	165,169
1,500		Healthcare Realty Trust, Inc	58,560
1,000		Heritage Property Investment Trust	29,170
200		Highland Hospitality Corp	2,280
1,900		Highwoods Properties, Inc	46,759
19		Home Properties, Inc	752
2,400		IMPAC Mortgage Holdings, Inc	63,120
900		Investors Real Estate Trust	9,009
1,000		Kilroy Realty Corp	38,030
900		Kramont Realty Trust	16,740
500		LTC Properties, Inc	8,945
1,700		Lexington Corporate Properties Trust	36,907
6,400		Luminent Mortgage Capital, Inc	81,152

TIAA-CREF Life Funds — Small-Cap Equity Fund

PRINCIPAL/SHARES			VALUE
2,900		MFA Mortgage Investments, Inc	26,709
1,200		Maguire Properties, Inc	29,172
700		Manufactured Home Communities, Inc	23,268
1,500		Mid-America Apartment Communities, Inc	58,425
1,800		Mission West Properties, Inc	18,630
2,300		National Health Investors, Inc	65,412
2,500		Nationwide Health Properties, Inc	51,875
1,600		Newcastle Investment Corp	49,120
3,500		Novastar Financial, Inc	152,600
1,700		Omega Healthcare Investors, Inc	18,292
640		Oriental Financial Group, Inc	17,318
600		PS Business Parks, Inc	23,910
400		Parkway Properties, Inc	18,580
1,074		Pennsylvania Real Estate Investment Trust	41,521
1,400		Post Properties, Inc	41,860
1,600		Prentiss Properties Trust	57,600
50		Price Legacy Corp	948
600		Prosperity Bancshares, Inc	16,032
700		RAIT Investment Trust	19,145
500		Ramco-Gershenson Properties	13,540
1,400		Realty Income Corp	63,042
601		Redwood Trust, Inc	37,514
600		Sandy Spring Bancorp, Inc	19,620
400		Saul Centers, Inc	13,152
10,000		Senior Housing Properties Trust	178,200
500		Sovran Self Storage, Inc	19,590
400		Suffolk Bancorp	12,068
1,000		Summit Properties, Inc	27,050
600		Sun Communities, Inc	23,514
1,670		Susquehanna Bancshares, Inc	41,082
500		Tanger Factory Outlet Centers, Inc	22,390
250	*	Tarragon Realty Investors, Inc	3,253
330		Tompkins Trustco, Inc	15,276
500		Town & Country Trust	12,725
3,400		U.S. Restaurant Properties, Inc	57,426
700		Universal Health Realty Income Trust	21,210
1,500		Washington Real Estate Investment Trust	45,450
1,155		Waypoint Financial Corp	31,843
800		Winston Hotels, Inc	8,560
5,971		iShares Russell 2000 Index Fund	679,798

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,576,243

HOTELS AND OTHER LODGING PLACES - 0.37%
401		Ameristar Casinos, Inc	12,130
1,800	*	Bluegreen Corp	20,034
800	*	Boca Resorts, Inc (Class A)	14,856
1,600		Boyd Gaming Corp	45,040
700		Marcus Corp	13,629
1,400	*	Prime Hospitality Corp	17,038
700	*	Vail Resorts, Inc	12,649

		TOTAL HOTELS AND OTHER LODGING PLACES	135,376

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.80%
100	*	ASV, Inc	3,743
300	*	Aaon, Inc	5,220
800	*	Actuant Corp	32,968
3,900	*	Adaptec, Inc	29,640
2,300	*	Advanced Digital Information Corp	20,010
1,000		Albany International Corp (Class A)	29,810
600	*	Astec Industries, Inc	11,472
11,210	*	Axcelis Technologies, Inc	92,819

TIAA-CREF Life Funds — Small-Cap Equity Fund

PRINCIPAL/SHARES			VALUE
558		Black Box Corp	20,618
600	*	Blount International, Inc	7,860
1,581	*	Brooks Automation, Inc	22,371
400		Cascade Corp	11,104
25,758	*	Cirrus Logic, Inc	122,866
200	*	Cuno, Inc	11,550
1,600	*	Dot Hill Systems Corp	12,832
200	*	Dril-Quip, Inc	4,460
1,925	*	Electronics For Imaging, Inc	31,262
9,300	*	Emulex Corp	107,136
2,900	*	EnPro Industries, Inc	70,006
800		Engineered Support Systems, Inc	36,512
800	*	Esterline Technologies Corp	24,472
500	*	Flanders Corp	4,295
9,400	*	Flowserve Corp	227,292
700	*	Gardner Denver, Inc	19,299
200	*	General Binding Corp	2,808
700	*	Global Power Equipment Group, Inc	5,187
250		Gorman-Rupp Co	5,090
1,800	*	Hypercom Corp	13,284
900		IDEX Corp	30,564
1,512	*	InFocus Corp	13,850
1,800		Joy Global, Inc	61,884
900		Kaydon Corp	25,893
1,300		Kennametal, Inc	58,695
1,115	*	Komag, Inc	15,499
21,738	*	Kulicke & Soffa Industries, Inc	122,820
1,600		Lennox International, Inc	23,904
1,200		Lincoln Electric Holdings, Inc	37,632
100		Lindsay Manufacturing Co	2,683
200		Lufkin Industries, Inc	7,444
900		Manitowoc Co, Inc	31,914
100	*	Mestek, Inc	1,745
600	*	Micros Systems, Inc	30,042
900		Modine Manufacturing Co	27,099
700		Nacco Industries, Inc (Class A)	60,305
800	*	Netgear, Inc	9,776
976		Nordson Corp	33,506
1,000	*	Oil States International, Inc	18,700
477	*	Overland Storage, Inc	6,673
1,489	*	PalmOne, Inc	45,325
1,200	*	Paxar Corp	27,216
480	*	Planar Systems, Inc	5,381
900	*	Presstek, Inc	8,703
900	*	ProQuest Co	23,130
6,500	*	Quantum Corp	15,015
5,700	*	Riverstone Networks, Inc	5,073
400		Robbins & Myers, Inc	8,800
600		Sauer-Danfoss, Inc	10,248
300		Schawk, Inc	4,359
600	*	Semitool, Inc	4,554
2,100		Standex International Corp	51,450
500		Stewart & Stevenson Services, Inc	8,835
1,100	b*	Surebeam Corp (Class A)	11
500		Tecumseh Products Co (Class A)	20,935
300		Tennant Co	12,159
1,700	*	Terex Corp	73,780
900		Toro Co	61,470
1,700	*	UNOVA, Inc	23,885
888	*	Veeco Instruments, Inc	18,621
340		Woodward Governor Co	22,947

TIAA-CREF Life Funds — Small-Cap Equity Fund

PRINCIPAL/SHARES			VALUE
1,500		York International Corp	47,385

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,105,896

INSTRUMENTS AND RELATED PRODUCTS - 5.41%
300	*	ADE Corp	5,111
600	*	Abaxis, Inc	7,806
1,300	*	Advanced Medical Optics, Inc	51,441
700	*	Advanced Neuromodulation Systems, Inc	21,245
1,885	*	Align Technology, Inc	28,803
867	*	American Medical Systems Holdings, Inc	31,446
400		Analogic Corp	16,676
2,300		Arrow International, Inc	68,770
769	*	Arthrocare Corp	22,524
400		BEI Technologies, Inc	10,960
1,000	*	Bio-Rad Laboratories, Inc (Class A)	51,100
800		Biolase Technology, Inc	6,528
1	*	Britesmile, Inc	11
1,100	*	CTI Molecular Imaging, Inc	8,877
706	*	Candela Corp	8,147
2,600	*	Cardiac Science, Inc	4,992
1,335	*	Cardiodynamics International Corp	6,141
1,500	*	Cepheid, Inc	12,930
200	*	Closure Medical Corp	2,848
1,100	*	Coherent, Inc	28,534
800		Cohu, Inc	11,824
500	*	Cole National Corp	13,855
900	*	Conceptus, Inc	8,343
1,100	*	Conmed Corp	28,930
3,500	*	Credence Systems Corp	25,200
600	*	Cyberonics, Inc	12,276
300	*	Cyberoptics Corp	4,632
600	*	DJ Orthopedics, Inc	10,590
800	*	DRS Technologies, Inc	29,952
454		Datascope Corp	16,934
800	*	Depomed, Inc	4,176
700	*	Dionex Corp	38,290
200		E-Z-Em-Inc	3,590
600		EDO Corp	16,650
500	*	ESCO Technologies, Inc	33,880
1,064	*	Encore Medical Corp	5,299
726	*	Endocardial Solutions, Inc	8,400
200	*	Exactech, Inc	4,090
400	*	Excel Technology, Inc	10,328
891	*	FEI Co	17,606
400	*	Faro Technologies, Inc	8,136
1,000	*	Formfactor, Inc	19,370
700	*	Haemonetics Corp	22,988
800	*	Hanger Orthopedic Group, Inc	4,008
400	*	Herley Industries, Inc	7,476
700	*	Hologic, Inc	13,489
391	*	ICU Medical, Inc	10,182
400		II-VI, Inc	14,004
1,000	*	Illumina, Inc	5,910
700	*	Integra LifeSciences Holding	22,477
1,200	*	Intuitive Surgical, Inc	29,700
1,300		Invacare Corp	59,800
615	*	Invision Technologies, Inc	27,669
700	*	Itron, Inc	12,215
900	*	Ixia	8,748
500		Keithley Instruments, Inc	8,725
300	*	Kensey Nash Corp	7,857

TIAA-CREF Life Funds — Small-Cap Equity Fund

PRINCIPAL/SHARES			VALUE
799	*	Kyphon, Inc	19,799
700	*	Laserscope	14,189
300	*	LeCroy Corp	5,013
38	*	Lexar Media, Inc	319
1,236	*	MKS Instruments, Inc	18,936
816		MTS Systems Corp	17,340
400	*	Measurement Specialties, Inc	9,940
510	*	Medical Action Industries, Inc	8,480
2,100		Mentor Corp	70,728
800	*	Merit Medical Systems, Inc	12,088
800		Mine Safety Appliances Co	32,576
520	*	Molecular Devices Corp	12,256
1,000	*	Wright Medical Group, Inc	25,120
700		Oakley, Inc	8,330
700	*	Ocular Sciences, Inc	33,579
1,700	*	Orbital Sciences Corp	19,414
1,200	*	Orthologic Corp	8,448
1,700	*	Orthovita, Inc	7,608
415	*	Palomar Medical Technologies, Inc	9,097
9,263	*	Possis Medical, Inc	145,059
600	*	Rofin-Sinar Technologies, Inc	17,628
400	*	Sirf Technology Holdings, Inc	5,692
1,100	*	Sola International, Inc	20,955
700	*	Sonic Solutions, Inc	11,424
3,300	*	Steris Corp	72,402
1,400	*	Sybron Dental Specialties, Inc	41,566
1,457	*	Techne Corp	55,628
1,800	*	Thoratec Corp	17,316
1,000	*	TriPath Imaging, Inc	8,180
1,800	*	Trimble Navigation Ltd	56,880
400		United Industrial Corp	13,156
500	*	Urologix, Inc	3,160
1,200	*	Varian, Inc	45,444
563	*	Ventana Medical Systems, Inc	28,398
1,100	*	Viasys Healthcare, Inc	18,403
1,800	*	Visx, Inc	37,080
800		Vital Signs, Inc	25,584
700		X-Rite, Inc	10,199
185		Young Innovations, Inc	6,105
300	*	Zoll Medical Corp	10,017

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,966,025

INSURANCE AGENTS, BROKERS AND SERVICE - 0.34%
2,900	*	Clark, Inc	39,266
400		Crawford & Co (Class B)	2,680
1,100		Hilb, Rogal & Hamilton Co	39,842
1,200		National Financial Partners Corp	42,936

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	124,724

INSURANCE CARRIERS - 2.76%
800		21st Century Insurance Group	10,680
1,200	*	AMERIGROUP Corp	67,500
1,400		AmerUs Group Co	57,400
700		American Equity Investment Life Holding Co	6,643
300	*	American Physicians Capital, Inc	9,186
900	*	Argonaut Group, Inc	16,803
300		Baldwin & Lyons, Inc (Class B)	7,572
500		Bristol West Holdings, Inc	8,570
2,400	*	CNA Surety Corp	25,440
740	*	Centene Corp	31,509
1,036	*	Ceres Group, Inc	5,646

TIAA-CREF Life Funds — Small-Cap Equity Fund

PRINCIPAL/SHARES			VALUE
800		Commerce Group, Inc	38,720
900	*	Danielson Holdings Corp	5,481
900		Delphi Financial Group, Inc (Class A)	36,153
545		Direct General Corp	15,761
200		Donegal Group, Inc	3,840
100		EMC Insurance Group, Inc	2,101
400		FBL Financial Group, Inc (Class A)	10,476
300	*	FPIC Insurance Group, Inc	7,755
300	*	Financial Industries Corp	2,550
200		Great American Financial Resources, Inc	3,058
600	*	HealthExtras, Inc	8,364
1,500		Horace Mann Educators Corp	26,370
180		Independence Holding Co	3,181
659		Infinity Property & Casualty Corp	19,460
100		Kansas City Life Insurance Co	4,257
700		Landamerica Financial Group, Inc	31,850
300		Midland Co	8,205
100	*	National Western Life Insurance Co (Class A)	16,290
200	*	Navigators Group, Inc	5,848
2,170	*	Ohio Casualty Corp	45,418
800	*	PMA Capital Corp (Class A)	6,040
400		Penn-America Group, Inc	5,444
700	*	Philadelphia Consolidated Holding Corp	38,584
3,700		Phoenix Cos, Inc	38,554
100	*	Pico Holdings, Inc	1,903
800		Presidential Life Corp	13,744
1,000	*	ProAssurance Corp	35,020
800		RLI Corp	30,040
1,300		Safety Insurance Group, Inc	28,899
971		Selective Insurance Group, Inc	36,121
1,200	*	Sierra Health Services, Inc	57,516
500		State Auto Financial Corp	14,475
1,200		Stewart Information Services Corp	47,280
300	*	Triad Guaranty, Inc	16,644
1,300		UICI	42,562
300		United Fire & Casualty Co	17,199
1,300		Vesta Insurance Group, Inc	5,837
600		Zenith National Insurance Corp	25,386

		TOTAL INSURANCE CARRIERS	1,003,335

JUSTICE, PUBLIC ORDER AND SAFETY - 0.14%
2,400	*	Geo Group, Inc	49,080

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	49,080

LEATHER AND LEATHER PRODUCTS - 0.37%
600		Brown Shoe Co, Inc	15,036
900		K-Swiss, Inc (Class A)	17,325
4,000		Wolverine World Wide, Inc	100,800

		TOTAL LEATHER AND LEATHER PRODUCTS	133,161

LEGAL SERVICES - 0.03%
400	*	Pre-Paid Legal Services, Inc	10,272

		TOTAL LEGAL SERVICES	10,272

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.17%
3,800	*	Laidlaw International, Inc	62,510

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	62,510

LUMBER AND WOOD PRODUCTS - 0.14%
400		American Woodmark Corp	14,810
400		Deltic Timber Corp	15,916

TIAA-CREF Life Funds — Small-Cap Equity Fund

PRINCIPAL/SHARES			VALUE
608		Universal Forest Products, Inc	20,794

		TOTAL LUMBER AND WOOD PRODUCTS	51,520

METAL MINING - 0.26%
400	*	Cleveland-Cliffs, Inc	32,348
4,200	*	Hecla Mining Co	31,248
600		Royal Gold, Inc	10,248
1,397	*	Stillwater Mining Co	21,654

		TOTAL METAL MINING	95,498

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.83%
5,600		Blyth, Inc	173,040
2,400		Callaway Golf Co	25,368
500	*	Daktronics, Inc	12,225
200		Escalade, Inc	2,778
1,100		Nautilus Group, Inc	24,849
500	*	Oneida Ltd	780
300		Penn Engineering & Manufacturing Corp	5,586
600	*	RC2 Corp	19,740
1,300	f*	Steinway Musical Instruments, Inc	35,360

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	299,726

MISCELLANEOUS RETAIL - 0.86%
700	*	Big 5 Sporting Goods Corp	15,960
1,100		Cash America International, Inc	26,906
675	*	Coldwater Creek, Inc	14,087
1,000	*	Dick’s Sporting Goods, Inc	35,620
200	*	Friedman’s, Inc (Class A)	412
200		Hancock Fabrics, Inc	2,396
800	*	Hibbett Sporting Goods, Inc	16,392
600	*	Jill (J.) Group, Inc	11,910
1,200		Longs Drug Stores Corp	29,040
200	*	PC Connection, Inc	1,374
435	*	Party City Corp	6,425
2,700	*	Priceline.com, Inc	59,859
844	*	Sports Authority, Inc	19,581
50		Stamps.com, Inc	665
900	*	Systemax, Inc	5,094
400		World Fuel Services Corp	14,320
1,920	*	Zale Corp	53,952

		TOTAL MISCELLANEOUS RETAIL	313,993

MOTION PICTURES - 0.67%
4,900	*	AMC Entertainment, Inc	93,786
600		Carmike Cinemas, Inc	21,126
11,100	*	Hollywood Entertainment Corp	109,557
1,000		Movie Gallery, Inc	17,530
300	*	Reading International, Inc	2,400

		TOTAL MOTION PICTURES	244,399

NONDEPOSITORY INSTITUTIONS - 0.93%
600	*	Accredited Home Lenders Holding Co	23,112
796		Advanta Corp (Class A)	18,149
300		Asta Funding, Inc	4,857
1,600		CharterMac	35,184
4,997	*	CompuCredit Corp	93,044
909	*	Credit Acceptance Corp	17,216
200	b*	DVI, Inc	1
400	*	Encore Capital Group, Inc	7,540
300	*	Federal Agricultural Mortgage Corp (Class C)	6,657
600	*	Financial Federal Corp	22,488

TIAA-CREF Life Funds — Small-Cap Equity Fund

PRINCIPAL/SHARES			VALUE
400	*	First Cash Financial Services, Inc	8,012
1,200		MCG Capital Corp	20,832
300	*	Nelnet, Inc	6,714
1,020	*	New Century Financial Corp	61,424
609	*	World Acceptance Corp	14,159

		TOTAL NONDEPOSITORY INSTITUTIONS	339,389

NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
600		Compass Minerals International, Inc	13,320

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	13,320

OIL AND GAS EXTRACTION - 3.23%
600		Berry Petroleum Co (Class A)	22,038
1,200		Cabot Oil & Gas Corp (Class A)	53,880
1,400	*	Cal Dive International, Inc	49,868
1,500	*	Cimarex Energy Co	52,410
252	*	Clayton Williams Energy, Inc	5,400
1,200	*	Comstock Resources, Inc	25,104
1,000	*	Denbury Resources, Inc	25,400
100	*	Encore Acquisition Co	3,450
1,100	*	Forest Oil Corp	33,132
2,700	*	Hanover Compressor Co	36,315
500	*	Houston Exploration Co	29,675
1,700	b*	KCS Energy, Inc	23,647
2,600	*	Magnum Hunter Resources, Inc	30,004
1,900	*	Meridian Resource Corp	16,777
3,000	*	Newpark Resources, Inc	18,000
900	*	Oceaneering International, Inc	33,156
3,300	*	Parker Drilling Co	12,111
600		Penn Virginia Corp	23,754
553	*	Petroleum Development Corp	24,232
2,341	*	Plains Exploration & Production Co	55,856
500		RPC, Inc	8,940
2,100		Range Resources Corp	36,729
800	*	Remington Oil & Gas Corp	21,000
1,400	*	Southwestern Energy Co	58,786
1,000		St. Mary Land & Exploration Co	39,810
800	*	Stone Energy Corp	35,008
1,800	*	Superior Energy Services, Inc	23,256
1,000	*	Swift Energy Co	23,960
800	*	Tetra Technologies, Inc	24,840
400	*	Todco	6,940
800	*	Transmontaigne, Inc	4,656
1,300	*	Unit Corp	45,604
2,300	*	Veritas DGC, Inc	52,394
8,800		Vintage Petroleum, Inc	176,616
900	*	W-H Energy Services, Inc	18,675
700	*	Whiting Petroleum Corp	21,280

		TOTAL OIL AND GAS EXTRACTION	1,172,703

PAPER AND ALLIED PRODUCTS - 1.03%
5,300	*	Buckeye Technologies, Inc	59,095
700		Chesapeake Corp	16,814
12,600	*	Graphic Packaging Corp	81,648
500		Greif, Inc (Class A)	21,075
1,900		Longview Fibre Co	28,975
1,200	f*	Playtex Products, Inc	7,560
600		Pope & Talbot, Inc	10,560
2,200		Potlatch Corp	102,982
1,100		Rock-Tenn Co (Class A)	17,314

TIAA-CREF Life Funds — Small-Cap Equity Fund

PRINCIPAL/SHARES			VALUE
1,700		Wausau-Mosinee Paper Corp	28,305

		TOTAL PAPER AND ALLIED PRODUCTS	374,328

PERSONAL SERVICES - 0.43%
1,400	b*	Alderwoods Group, Inc	13,762
300		Angelica Corp	7,464
4,183	*	Coinstar, Inc	97,464
700		G & K Services, Inc (Class A)	27,818
300		Unifirst Corp	8,580

		TOTAL PERSONAL SERVICES	155,088

PETROLEUM AND COAL PRODUCTS - 0.83%
700		ElkCorp	19,432
1,000		Frontier Oil Corp	23,610
400	*	Giant Industries, Inc	9,720
1,200	*	Headwaters, Inc	37,032
3,400		Holly Corp	86,700
4,200	*	Tesoro Petroleum Corp	124,026

		TOTAL PETROLEUM AND COAL PRODUCTS	300,520

PRIMARY METAL INDUSTRIES - 2.24%
3,900	*	AK Steel Holding Corp	31,824
3,400		Allegheny Technologies, Inc	62,050
1,700		Belden CDT, Inc	37,060
700	*	Brush Engineered Materials, Inc	14,497
1,600		Carpenter Technology Corp	76,384
590	*	Century Aluminum Co	16,361
1,900	*	CommScope, Inc	41,040
800		Curtiss-Wright Corp	45,784
600		Gibraltar Steel Corp	21,696
300	*	Liquidmetal Technologies, Inc	570
1,000	*	Lone Star Technologies, Inc	37,800
5,100	*	Maverick Tube Corp	157,131
1,300		Mueller Industries, Inc	55,835
100		NN, Inc	1,145
1,000	*	Oregon Steel Mills, Inc	16,630
1,400		Quanex Corp	71,792
800		Ryerson Tull, Inc	13,736
1,412		Steel Dynamics, Inc	54,531
1,700	*	Titanium Metals Corp	39,882
1,000		Tredegar Corp	18,200

		TOTAL PRIMARY METAL INDUSTRIES	813,948

PRINTING AND PUBLISHING - 1.26%
2,300		American Greetings Corp (Class A)	57,776
900		Banta Corp	35,775
1,300		Bowne & Co, Inc	16,887
150		CSS Industries, Inc	4,641
400	*	Consolidated Graphics, Inc	16,760
150		Courier Corp	6,252
600		Ennis, Inc	12,852
1,100		Harland (John H.) Co	34,485
400	*	Information Holdings, Inc	10,892
700		Journal Communications, Inc	12,278
1,500	*	Journal Register Co	28,350
4,400		Reader’s Digest Association, Inc (Class A)	64,196
2,526	*	Scholastic Corp	78,028
1,200		Thomas Nelson, Inc	23,460
1,900	*	Valassis Communications, Inc	56,202

		TOTAL PRINTING AND PUBLISHING	458,834

TIAA-CREF Life Funds — Small-Cap Equity Fund

PRINCIPAL/SHARES			VALUE

REAL ESTATE - 0.28%
200		Consolidated-Tomoka Land Co	6,956
13,714	*	Stewart Enterprises, Inc (Class A)	95,312

		TOTAL REAL ESTATE	102,268

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 1.22%
1,300		Aptargroup, Inc	57,161
400		Bandag, Inc	17,520
5,600		Cooper Tire & Rubber Co	112,952
7,000	*	Goodyear Tire & Rubber Co	75,180
4,180		Myers Industries, Inc	45,771
200		Quixote Corp	3,856
1,100		Schulman (A.), Inc	24,244
2,300	*	Skechers U.S.A., Inc (Class A)	33,396
900		Spartech Corp	22,590
400	*	Trex Co, Inc	17,712
1,900		Tupperware Corp	32,262

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS	442,644

SECURITY AND COMMODITY BROKERS - 0.55%
950	*	Affiliated Managers Group, Inc	50,863
100		BKF Capital Group, Inc	2,930
200		Greenhill & Co, Inc	4,720
1,500	*	Investment Technology Group, Inc	22,950
4,200	*	Knight Trading Group, Inc	38,766
700	*	Piper Jaffray Cos	27,713
3,000		SWS Group, Inc	48,240
400		Sanders Morris Harris Group, Inc	4,824
9		Value Line, Inc	333

		TOTAL SECURITY AND COMMODITY BROKERS	201,339

SOCIAL SERVICES - 0.11%
431	*	Bright Horizons Family Solutions, Inc	23,399
1,400	*	Res-Care, Inc	16,590

		TOTAL SOCIAL SERVICES	39,989

SPECIAL TRADE CONTRACTORS - 0.43%
400		Chemed Corp	22,296
1,400	*	Comfort Systems U.S.A., Inc	9,240
1,700	*	Dycom Industries, Inc	48,263
500	*	EMCOR Group, Inc	18,810
11,600	*	Integrated Electrical Services, Inc	55,796
348	*	Matrix Service Co	1,782

		TOTAL SPECIAL TRADE CONTRACTORS	156,187

STONE, CLAY, AND GLASS PRODUCTS - 0.63%
1,300		Ameron International Corp	42,770
400		Anchor Glass Container Corp	3,284
1,100		Apogee Enterprises, Inc	14,223
500		CARBO Ceramics, Inc	36,070
900	*	Cabot Microelectronics Corp	32,625
700		Eagle Materials, Inc	49,910
500		Libbey, Inc	9,350
3,300	*	U.S. Concrete, Inc	20,394
1,200	b*	USG Corp	21,876

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	230,502

TRANSPORTATION BY AIR - 1.24%
3,000	*	Airtran Holdings, Inc	29,880
1,100	*	Alaska Air Group, Inc	27,258
1,300	*	America West Holdings Corp (Class B)	7,020

TIAA-CREF Life Funds — Small-Cap Equity Fund

PRINCIPAL/SHARES			VALUE
2,400	*	Continental Airlines, Inc (Class B)	20,448
4,900	*	ExpressJet Holdings, Inc	49,049
22,040	*	FLYi, Inc	86,176
1,300	*	Frontier Airlines, Inc	9,984
7,920	*	Mesa Air Group, Inc	40,392
13,831	*	Northwest Airlines Corp	113,553
700	*	Offshore Logistics, Inc	24,094
100	*	Petroleum Helicopters (Vote)	2,260
700	*	Pinnacle Airlines Corp	7,070
2,300		Skywest, Inc	34,615

		TOTAL TRANSPORTATION BY AIR	451,799

TRANSPORTATION EQUIPMENT - 1.93%
1,200	*	AAR Corp	14,940
400	*	Aftermarket Technology Corp	5,032
4,445		Arctic Cat, Inc	115,348
2,500		ArvinMeritor, Inc	46,875
2,100	*	Ducommun, Inc	46,935
1,400	*	GenCorp, Inc	18,970
1,300	*	Hayes Lemmerz International, Inc	13,208
700		Heico Corp	12,376
776		Kaman Corp (Class A)	9,265
300		Marine Products Corp	5,400
5,900		Monaco Coach Corp	127,735
500	*	Sports Resorts International, Inc	1,868
800		Standard Motor Products, Inc	12,088
96	*	Strattec Security Corp	5,977
800		Superior Industries International, Inc	23,960
1,200	*	Teledyne Technologies, Inc	30,048
2,800	*	Tenneco Automotive, Inc	36,680
1,300		Thor Industries, Inc	34,411
400		Trinity Industries, Inc	12,468
600	*	Triumph Group, Inc	20,298
5,000		Visteon Corp	39,950
1,100	*	Wabash National Corp	30,217
200		Westinghouse Air Brake Technologies Corp	3,738
900		Winnebago Industries, Inc	31,176

		TOTAL TRANSPORTATION EQUIPMENT	698,963

TRANSPORTATION SERVICES - 0.29%
300		Ambassadors Group, Inc	8,100
1,800		GATX Corp	47,988
300	*	HUB Group, Inc	11,175
500	*	Navigant International, Inc	8,165
1,000	*	Pacer International, Inc	16,400
1,300	*	RailAmerica, Inc	14,365

		TOTAL TRANSPORTATION SERVICES	106,193

TRUCKING AND WAREHOUSING - 0.76%
800		Arkansas Best Corp	29,296
296	*	Marten Transport Ltd	5,171
1,000		Overnite Corp	31,430
200	*	P.A.M. Transportation Services	3,832
2,487	*	SCS Transportation, Inc	47,104
5,216	*	Swift Transportation Co, Inc	87,712
200	*	U.S. Xpress Enterprises, Inc (Class A)	3,708
1,000		USF Corp	35,890
1,700		Werner Enterprises, Inc	32,827

		TOTAL TRUCKING AND WAREHOUSING	276,970

TIAA-CREF Life Funds — Small-Cap Equity Fund

PRINCIPAL/SHARES			VALUE

WATER TRANSPORTATION - 0.23%
800	*	Kirby Corp	32,120
1,000		Overseas Shipholding Group, Inc	49,640

		TOTAL WATER TRANSPORTATION	81,760

WHOLESALE TRADE-DURABLE GOODS - 2.09%
600		Action Performance Cos, Inc	6,078
1,000		Agilysys, Inc	17,290
2,600	*	Alliance Imaging, Inc	19,422
1,100		Anixter International, Inc	38,599
600		Applied Industrial Technologies, Inc	21,444
600	*	Audiovox Corp (Class A)	10,104
800	*	Aviall, Inc	16,320
500		Barnes Group, Inc	13,735
3,400	*	Brightpoint, Inc	58,480
1,000	*	Department 56, Inc	16,300
800	*	Digi International, Inc	9,144
800	*	Global Imaging Systems, Inc	24,864
3,600		Handleman Co	73,656
600	*	Imagistics International, Inc	20,160
1,870	*	Insight Enterprises, Inc	31,491
300	*	Insurance Auto Auctions, Inc	5,145
500	*	Keystone Automotive Industries, Inc	11,000
500	*	LKQ Corp	9,135
200		Lawson Products, Inc	8,194
2,700	*	Metal Management, Inc	49,086
7,200	*	Microtek Medical Holdings, Inc	22,752
800	*	Navarre Corp	11,592
1,400		Owens & Minor, Inc	35,560
2,545	*	PSS World Medical, Inc	25,552
2,100		Pep Boys-Manny Moe & Jack	29,400
1,000		Reliance Steel & Aluminum Co	39,700
1,950		SCP Pool Corp	52,143
700	*	TBC Corp	15,638
600	*	WESCO International, Inc	14,550
800		Watsco, Inc	24,024
1,500	*	Zoran Corp	23,580
200	*	1-800 Contacts, Inc	3,042

		TOTAL WHOLESALE TRADE-DURABLE GOODS	757,180

WHOLESALE TRADE-NONDURABLE GOODS - 1.50%
1,500		Acuity Brands, Inc	35,655
2,200		Airgas, Inc	52,954
1,000	*	Allscripts Healthcare Solutions, Inc	9,000
400	*	Central European Distribution Corp	8,936
1,500	*	Chiquita Brands International, Inc	26,115
600		Getty Realty Corp	15,732
1,100	*	Men’s Wearhouse, Inc	31,955
700	*	Metals USA, Inc	12,418
500		Nash Finch Co	15,725
1,900		Nu Skin Enterprises, Inc (Class A)	44,669
136	*	Nuco2, Inc	2,648
1,700	*	Performance Food Group Co	40,290
3,196		Perrigo Co	65,678
200	*	Perry Ellis International, Inc	4,498
1,000		Russell Corp	16,840
683	*	School Specialty, Inc	26,917
2,000	*	Smart & Final, Inc	33,520
1,400		Stride Rite Corp	14,350

TIAA-CREF Life Funds — Small-Cap Equity Fund

PRINCIPAL/SHARES			VALUE
1,100	*	Tractor Supply Co	34,584
1,200	*	United Stationers, Inc	52,080

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	544,564

		TOTAL COMMON STOCKS	36,185,840

		(Cost $33,593,672)
		TOTAL PORTFOLIO - 99.62%	36,190,990
		(Cost $33,597,337)
		OTHER ASSETS & LIABILITIES, NET - 0.38%	136,885

		NET ASSETS - 100.00%	$36,327,875

*	Non-income producing

b	In bankruptcy

f
Restricted securities — Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At September 30, 2004, the value of these securities amounted to $68,344 or 0.19% of net assets.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Life Funds — Real Estate Securities Fund

TIAA-CREF LIFE FUNDS
Real Estate Securities Fund
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2004

PRINCIPAL/SHARES			VALUE

PREFERRED STOCKS - 1.98%

HOLDING AND OTHER INVESTMENT OFFICES - 1.98%
7,187	*	Accredited Mortgage Loan REIT Trust	$182,909
297	*	American Home Mortgage Investment Corp	7,957
10,000	*	Ashford Hospitality Trust, Inc	250,000
333	*	FelCor Lodging Trust, Inc	8,059
7,000	*	Health Care REIT, Inc	173,600
12,500	*	RAIT Investment Trust	312,500

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	935,025

		TOTAL PREFERRED STOCKS	935,025

		(Cost $932,239)

COMMON STOCKS - 94.33%

HOLDING AND OTHER INVESTMENT OFFICES - 80.49%
25,000	*	JER Investors Trust, Inc	375,000
12,300		AMB Property Corp	455,346
7,500		AMLI Residential Properties Trust	229,125
17,000		Acadia Realty Trust	250,750
80,605		Affordable Residential Communities	1,176,833
42,000	*	American Campus Communities, Inc	779,520
15,000		American Financial Realty Trust	211,650
11,867		American Land Lease, Inc	230,220
11,250		Anthracite Capital, Inc	125,100
18,585		Archstone-Smith Trust	588,029
1,060		Ashford Hospitality Trust, Inc	9,964
932		AvalonBay Communities, Inc	56,125
40,000		BNP Residential Properties, Inc	547,200
6,000		BRE Properties, Inc (Class A)	230,100
20,000	*	Bimini Mortgage Management	315,200
85,000	*	Bimini Mortgage Management, Inc (Class A)	1,339,600
14,200		BioMed Realty Trust, Inc	249,778
15,000		Boston Properties, Inc	830,850
21,000		Brandywine Realty Trust	598,080
3,750		Camden Property Trust	173,250
22,000		Capital Automotive REIT	687,940
26,000		Capital Lease Funding, Inc	287,040
7,400		Capital Trust, Inc	215,340
14,000		Centerpoint Properties Trust	610,120
18,617		Cohen & Steers, Inc	287,446
35,000		Corporate Office Properties Trust	896,700
15,000		Correctional Properties Trust	409,500
5,000		Cousins Properties, Inc	171,550
15,400		Developers Diversified Realty Corp	602,910
3,174		Duke Realty Corp	105,377
14,000		Equity Office Properties Trust	381,500
29,000		Equity Residential	899,000

TIAA-CREF Life Funds — Real Estate Securities Fund

PRINCIPAL/SHARES			VALUE
2,407		Essex Property Trust, Inc	172,943
49,000		Extra Space Storage, Inc	624,750
72,222		Falcon Financial Investment Trust	584,276
6,914		Federal Realty Investment Trust	304,216
15,000		General Growth Properties, Inc	465,000
5,300		Government Properties Trust, Inc	50,350
14,000	*	Gramercy Capital Corp	218,400
9,500		Healthcare Realty Trust, Inc	370,880
45,000		Hersha Hospitality Trust	423,000
22,800		Home Properties, Inc	901,968
122,000	*	HomeBanc Corp	1,098,000
52,506		Host Marriott Corp	736,659
8,000		Kimco Realty Corp	410,400
32,500		Kite Realty Group Trust	427,375
43,458		LTC Properties, Inc	777,464
38,000	*	La Quinta Corp	296,400
18,000		Lexington Corporate Properties Trust	390,780
15,000		Liberty Property Trust	597,600
31,600		Luminent Mortgage Capital, Inc	400,688
7,836		Macerich Co	417,580
9,300		Mack-Cali Realty Corp	411,990
5,574		Manufactured Home Communities, Inc	185,280
55,609	*	Meristar Hospitality Corp	303,069
9,600		Mills Corp	497,952
80,000		Monmouth REIT (Class A)	664,000
34,493	*	MortgageIT Holdings, Inc	498,424
32,000		New York Mortgage Trust, Inc	299,200
47,357		Omega Healthcare Investors, Inc	509,561
39,170		Origen Financial, Inc	288,291
30,000	v*	Origen Financial, Inc (Berlin)	300,000
18,992		Prologis	669,278
2,600		Public Storage, Inc	128,830
31,000		Reckson Associates Realty Corp	891,250
8,640		Regency Centers Corp	401,674
20,000		SL Green Realty Corp	1,036,200
32,000	*	Saxon Capital, Inc	688,000
26,400		Simon Property Group, Inc	1,415,832
25,000	*	Spirit Financial	250,000
41,600		Strategic Hotel Capital, Inc	562,432
3,000		Sun Communities, Inc	117,570
45,000		Sunset Financial Resources, Inc	480,150
39,200		Trizec Properties, Inc	626,024
20,000		United Dominion Realty Trust, Inc	396,600
16,000		Ventas, Inc	414,720
13,465		Vornado Realty Trust	843,986
14,300		Weingarten Realty Investors	472,043
15,000		iStar Financial, Inc	618,450

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	37,965,678

HOTELS AND OTHER LODGING PLACES - 9.20%
25,000	*	Diamondrock Hospitality Co	250,000
16,500	*	Fairmont Hotels & Resorts	450,780
14,000		Hilton Hotels Corp	263,761
30,000	*	Interstate Hotels & Resorts, Inc	121,500
338,000	*	Jameson Inns, Inc	601,640
135,000	*	Lodgian, Inc	1,336,500
5,953		Orient-Express Hotels Ltd (Class A)	97,272
26,250		Starwood Hotels & Resorts Worldwide, Inc	1,218,525

		TOTAL HOTELS AND OTHER LODGING PLACES	4,339,977

TIAA-CREF Life Funds — Real Estate Securities Fund

PRINCIPAL/SHARES			VALUE

REAL ESTATE - 4.64%
25,000	*	KKR Financial Corp	250,000
26,000	*	CB Richard Ellis Group, Inc	600,600
28,000		St. Joe Co	1,337,560

		TOTAL REAL ESTATE	2,188,160

		TOTAL COMMON STOCKS	44,493,816

		(Cost $42,617,474)

SHORT TERM INVESTMENTS- 4.01%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 4.01%
$1,890,000		Federal Farm Credit Bank (FFCB) 1.230%, 10/01/04	1,889,913

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	1,889,913

		TOTAL SHORT TERM INVESTMENTS	1,889,913

		(Cost $1,889,913)
		TOTAL PORTFOLIO - 100.32%	47,318,754
		(Cost $45,439,626)
		OTHER ASSETS & LIABILITIES, NET - (0.32)%	(150,617)

		NET ASSETS - 100.00%	$47,168,137

*	Non-income producing

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Life Funds — Bond Fund

TIAA-CREF LIFE FUNDS
BOND FUND
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2004

				Maturity	Moodys
PRINCIPAL			Rate	Date	Rating	Value

BONDS - 95.91%

CORPORATE BONDS - 28.84%

ASSET BACKED - 3.53%
$1,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1A2)	3.777	01/25/22	Aaa	$1,002,871
500,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700	02/25/34	Baa2	488,702
500,000	h	Wells Fargo Home Equity Trust Series 2004-2N (Class N1)	4.500	06/30/10	NR	500,000

		TOTAL ASSET BACKED				1,991,573

CHEMICALS AND ALLIED PRODUCTS - 0.18%
100,000		Procter & Gamble Co Note	4.950	08/15/14	Aa3	102,336

		TOTAL CHEMICALS AND ALLIED PRODUCTS				102,336

COMMUNICATIONS - 1.68%
100,000		Deutsche Telekom International Finance BV (Guarantee Note)	8.750	06/15/30	Baa2	129,281
100,000	h	GTE North, Inc Deb	6.730	02/15/28	A1	102,843
100,000		AT&T Wireless Services, Inc (Sr Note)	8.750	03/01/31	Baa2	131,328
100,000		BellSouth Corp Note	6.875	10/15/31	A1	109,496
100,000		British Telecommunications plc Bond	8.875	12/15/30	Baa1	131,394
100,000		Comcast Corp Bond	7.050	03/15/33	Baa3	109,583
100,000		Sprint Capital Corp (Guarantee Note)	8.750	03/15/32	Baa3	126,942
100,000		Vodafone Group plc Note	6.250	11/30/32	A2	105,769

		TOTAL COMMUNICATIONS				946,636

DEPOSITORY INSTITUTIONS - 17.87%
100,000		Bank of America Corp (Sub Note)	4.750	08/15/13	Aa3	99,699
100,000		Citigroup, Inc (Sub Note)	6.625	06/15/32	Aa2	109,680
100,000		JPMorgan Chase & Co (Sub Note)	5.125	09/15/14	A1e	100,724
100,000		Marshall & Ilsley Corp Note	4.375	08/01/09	A1	101,968
4,460,000		TRAINS (Secured Note)	5.940	01/25/07	A3	4,675,463
4,260,000		TRAINS (Sr Note)	6.962	01/15/12	A3	4,778,911
100,000		Wachovia Corp (Sub Note)	5.250	08/01/14	A1	102,224
100,000		Wells Fargo & Co (Sub Note)	4.950	10/16/13	Aa2	101,581

		TOTAL DEPOSITORY INSTITUTIONS				10,070,250

ELECTRIC, GAS, AND SANITARY SERVICES - 0.19%
100,000		FirstEnergy Corp Note	6.450	11/15/11	Baa3	109,087

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				109,087

GENERAL BUILDING CONTRACTORS - 0.17%
100,000		Pulte Homes, Inc (Sr Note)	6.375	05/15/33	Baa3	98,891

		TOTAL GENERAL BUILDING CONTRACTORS				98,891

GENERAL MERCHANDISE STORES - 0.23%
100,000		Wal-Mart Stores, Inc Note	7.550	02/15/30	Aa2	127,035

		TOTAL GENERAL MERCHANDISE STORES				127,035

INSURANCE CARRIERS - 0.36%
100,000		Anthem, Inc Note	3.500	09/01/07	Baa1	100,016
100,000		Travelers Property Casualty Corp (Sr Note)	6.375	03/15/33	A3	102,460

		TOTAL INSURANCE CARRIERS				202,476

TIAA-CREF Life Funds — Bond Fund

				Maturity	Moodys
PRINCIPAL			Rate	Date	Rating	Value

MOTION PICTURES - 0.21%
100,000		AOL Time Warner, Inc (Guarantee Note)	7.700	05/01/32	Baa1	116,298

		TOTAL MOTION PICTURES				116,298

NONDEPOSITORY INSTITUTIONS - 0.55%
100,000		General Electric Capital Corp Note	4.750	09/15/14	Aaa	99,518
100,000		Household Finance Corp Note	6.375	11/27/12	A1	110,722
100,000		Toyota Motor Credit Corp Note	0.029	07/08/08	Aaa	97,868

		TOTAL NONDEPOSITORY INSTITUTIONS				308,108

OIL AND GAS EXTRACTION - 0.19%
100,000		EnCana Corp Bond	6.500	08/15/34	Baa2	107,043

		TOTAL OIL AND GAS EXTRACTION				107,043

OTHER MORTGAGE BACKED SECURITIES - 2.39%
400,000		Centex Home Equity Mortgage Trust Series 2004-C (Class AFS)	5.980	06/25/34	Aaa	409,832
750,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2002-C1 (Class A3)	5.376	07/12/37	Aaa	788,690
146,109		Option One Mortgage Securities Corp NIM Trust Series 2004-1A (Class 1A)	2.030	04/26/09	Aaa	146,110

		TOTAL OTHER MORTGAGE BACKED SECURITIES				1,344,632

PETROLEUM AND COAL PRODUCTS - 0.54%
100,000		ConocoPhillips (Guarantee Note)	5.900	10/15/32	A3	102,783
100,000	h	Enterprise Products Operating LP (Sr Note)	4.000	10/15/07	Baa3e	100,552
100,000	h	Enterprise Products Operating LP (Sr Note)	6.650	10/15/34	Baa3e	100,255

		TOTAL PETROLEUM AND COAL PRODUCTS				303,590

SECURITY AND COMMODITY BROKERS - 0.35%
100,000		Morgan Stanley (Sub Note)	4.750	04/01/14	A1	96,796
100,000		Morgan Stanley Note	5.300	03/01/13	Aa3	102,718

		TOTAL SECURITY AND COMMODITY BROKERS				199,514

TRANSPORTATION EQUIPMENT - 0.40%
100,000		Boeing Co/The Note	6.125	02/15/33	A3	105,211
100,000		DaimlerChrysler NA Holding Corp (Guarantee Note)	8.500	01/18/31	A3	122,247

		TOTAL TRANSPORTATION EQUIPMENT				227,458

		TOTAL CORPORATE BONDS				16,254,927

		(Cost $16,468,499)

GOVERNMENT BOND - 67.07%

AGENCY SECURITIES - 12.30%
750,000		Federal Home Loan Bank (FHLB)	5.250	06/18/14	Aaa	786,146
2,250,000		Federal Home Loan Mortgage Corp (FHLMC)	1.875	02/15/06	Aaa	2,229,472
497,000		Federal Home Loan Mortgage Corp (FHLMC)	5.875	03/21/11	Aa2	539,526
3,400,000		Federal National Mortgage Association (FNMA)	2.250	05/15/06	Aaa	3,377,798

		TOTAL AGENCY SECURITIES				6,932,942

MORTGAGE BACKED SECURITIES - 27.47%
570,902		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	06/01/18		581,057
710,708		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	02/01/19		722,755
491,999		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	05/01/24		494,277
813,806		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	07/01/33		808,399
471,821		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	11/01/33		468,686
906,713		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	11/01/33		937,840
686,303		Federal National Mortgage Association (FNMA)	6.000	02/01/18		720,007
674,835		Federal National Mortgage Association (FNMA)	5.500	04/01/18		698,532
1,682,236		Federal National Mortgage Association (FNMA)	5.000	01/01/19		1,712,683
458,026		Federal National Mortgage Association (FNMA)	5.500	02/01/24		469,398
985,790		Federal National Mortgage Association (FNMA)	5.500	07/01/24		1,009,315
781,983		Federal National Mortgage Association (FNMA)	6.500	03/01/33		820,953

TIAA-CREF Life Funds — Bond Fund

			Maturity	Moodys
PRINCIPAL		Rate	Date	Rating	Value

935,397	Federal National Mortgage Association (FNMA)	5.500	07/01/33		949,834
1,345,208	Federal National Mortgage Association (FNMA)	5.500	07/01/33		1,365,969
989,332	Federal National Mortgage Association (FNMA)	6.000	10/01/33		1,025,108
1,869,110	Federal National Mortgage Association (FNMA)	5.000	03/01/34		1,854,224
828,304	Government National Mortgage Association (GNMA)	5.500	07/20/33		842,852

					15,481,889

U.S. TREASURY SECURITIES - 27.30%
1,870,000	U.S. Treasury Bond	8.000	11/15/21		2,570,726
775,000	U.S. Treasury Bond	5.375	02/15/31		830,343
2,500,000	U.S. Treasury Note	2.625	05/15/08		2,463,325
2,215,000	U.S. Treasury Note	3.375	12/15/08		2,228,622
1,000,000	U.S. Treasury Note	3.125	04/15/09		993,100
1,000,000	U.S. Treasury Note	4.000	06/15/09		1,029,020
2,250,000	U.S. Treasury Note	3.625	05/15/13		2,194,717
1,250,000	U.S. Treasury Note	4.250	08/15/13		1,268,622
1,150,000	U.S. Treasury Note	4.250	08/15/14		1,161,856
577,470	United States Treasury Inflation Indexed Bonds	3.875	01/15/09		650,104

	TOTAL U.S. TREASURY SECURITIES				15,390,435

	TOTAL GOVERNMENT BONDS				37,805,266

	(Cost $37,545,391)
	TOTAL BONDS				54,060,193

	(Cost $54,013,890)
SHORT TERM INVESTMENTS - 4.63%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 4.63%
610,000	Federal Farm Credit Bank (FFCB)	1.230	10/01/04		609,972
2,000,000	Federal Home Loan Mortgage Corp (FHLMC)	1.875	01/15/05		1,998,851

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				2,608,823

	TOTAL SHORT TERM INVESTMENTS				2,608,823

	(Cost $2,613,314)
	TOTAL PORTFOLIO - 100.54%				56,669,016
	(Cost $56,627,204)
	OTHER ASSETS & LIABILITIES, NET - (0.54%)				(303,030)

	NET ASSETS - 100.00%				$56,365,986

h	These securities were purchased on a delayed delivery basis

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Life Funds — Money Market Fund

TIAA-CREF LIFE FUNDS
MONEY MARKET FUND
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2004

				Maturity
PRINCIPAL			Rate	Date	Value

SHORT TERM INVESTMENTS - 100.08%

CERTIFICATE OF DEPOSIT - 3.01%
$800,000		Toronto Dominion Bank	2.015	03/10/05	$800,000

		TOTAL CERTIFICATE OF DEPOSIT			800,000

COMMERCIAL PAPER - 59.72%
470,000		ABN Amro North America Finance, Inc	1.950	01/21/05	467,207
800,000		American Honda Finance Corp	1.770	10/29/04	798,899
740,000		Barclays U.S. Funding Corp	1.800	12/08/04	737,469
600,000	c	Beta Finance, Inc	1.530	10/12/04	599,720
800,000	c	CC (USA), Inc	1.700	11/24/04	797,960
800,000		Ciesco LP	1.800	11/22/04	797,920
800,000	c	Corporate Asset Funding Corp Inc	1.880	12/15/04	796,867
590,000	c	Delaware Funding Corp	1.780	11/02/04	589,066
300,000	c	Dorada Finance, Inc	1.530	10/14/04	299,832
400,000	c	Dorada Finance, Inc	1.730	10/19/04	399,654
800,000	c	Fortune Brands, Inc	1.770	11/02/04	798,741
780,000	c	Govco Incorporated	1.560	10/18/04	779,425
800,000	c	Greyhawk Funding LLC	1.580	10/05/04	799,866
760,000	c	Kitty Hawk Funding Corp	1.770	11/15/04	758,323
500,000	c	Links Finance LLC	1.550	10/18/04	499,634
500,000		Paccar Financial Corp	1.490	10/07/04	499,876
200,000		Paccar Financial Corp	1.770	10/08/04	199,931
100,000		Paccar Financial Corp	1.330	11/18/04	99,768
800,000	c	Park Avenue Receivables Corp	1.790	11/03/04	798,695
800,000	c	Preferred Receivables Funding Corp	1.780	10/22/04	799,169
600,000	c	Ranger Funding Company LLC	1.680	10/13/04	599,664
580,000	c	Sigma Finance, Inc	1.520	10/01/04	580,000
300,000		UBS Finance Delaware LLC	1.520	10/12/04	299,861
500,000		UBS Finance, (Delaware), Inc	1.550	10/05/04	499,913
800,000	c	Variable Funding Capital Corp	1.780	11/19/04	798,062
800,000	c	Yorktown Capital, LLC	1.850	12/17/04	796,834

		TOTAL COMMERCIAL PAPER			15,892,356

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 37.35%
200,000		Federal Farm Credit Bank (FFCB)	1.080	10/13/04	199,928
100,000		Federal Farm Credit Bank (FFCB)	1.840	02/11/05	99,320
130,000		Federal Farm Credit Bank (FFCB)	1.900	02/28/05	128,971
2,800,000		Federal Home Loan Bank (FHLB)	1.090	10/06/04	2,799,415
180,000		Federal Home Loan Bank (FHLB)	1.090	10/08/04	179,956
250,000		Federal Home Loan Bank (FHLB)	1.600	10/29/04	249,689
40,000		Federal Home Loan Bank (FHLB)	1.140	11/09/04	39,951
300,000		Federal Home Loan Bank (FHLB)	1.745	12/10/04	298,915
150,000		Federal Home Loan Bank (FHLB)	1.850	12/27/04	149,380
500,000		Federal Home Loan Mortgage Corp (FHLMC)	1.590	10/25/04	499,473
300,000		Federal Home Loan Mortgage Corp (FHLMC)	1.430	11/04/04	299,595
100,000		Federal Home Loan Mortgage Corp (FHLMC)	1.450	11/16/04	99,815
340,000		Federal Home Loan Mortgage Corp (FHLMC)	1.600	11/22/04	338,413
320,000		Federal Home Loan Mortgage Corp (FHLMC)	1.500	11/30/04	319,093
100,000		Federal Home Loan Mortgage Corp (FHLMC)	1.100	12/02/04	99,773
580,000		Federal Home Loan Mortgage Corp (FHLMC)	1.735	12/23/04	577,680
460,000		Federal Home Loan Mortgage Corp (FHLMC)	1.770	12/27/04	458,088
310,000		Federal Home Loan Mortgage Corp (FHLMC)	1.880	12/28/04	308,878
100,000		Federal Home Loan Mortgage Corp (FHLMC)	1.210	12/30/04	99,688

TIAA-CREF Life Funds — Money Market Fund

			Maturity
PRINCIPAL		Rate	Date	Value

$730,000	Federal Home Loan Mortgage Corp (FHLMC)	1.900	02/22/05	$724,452
200,000	Federal Home Loan Mortgage Corp (FHLMC)	1.510	03/10/05	198,658
250,000	Federal National Mortgage Association (FNMA)	1.740	10/18/04	249,821
400,000	Federal National Mortgage Association (FNMA)	1.110	11/12/04	399,403
790,000	Federal National Mortgage Association (FNMA)	1.915	12/29/04	786,623
250,000	Federal National Mortgage Association (FNMA)	1.240	01/07/05	248,908
85,000	Federal National Mortgage Association (FNMA)	1.750	01/12/05	84,574

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			9,938,460

	TOTAL SHORT TERM INVESTMENTS			26,630,816

	(Cost $26,630,816)
	TOTAL PORTFOLIO - 100.08%			26,630,816
	(Cost $26,630,816)
	OTHER ASSETS & LIABILITIES, NET - (0.08)%			(21,508)

	NET ASSETS - 100.00%			$26,609,308

c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.

Item 2. Controls and Procedures.

     (a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

     (b) Changes in internal controls. There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS
Date: November 29, 2004	By:	/s/ Bertram L. Scott
Bertram L. Scott
Executive Vice President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 29, 2004	By:	/s/ Bertram L. Scott
Bertram L. Scott
Executive Vice President (principal executive officer)

Date: November 29, 2004	By:	/s/ Elizabeth A. Monrad
Elizabeth A. Monrad
Executive Vice President (principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)